UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22468
Ashmore Funds
(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
England
(Address of principal executive offices) (Zip code)
Corporation Service Company
84 State Street
Boston, MA 20109
(Name and address of agent for service)
Registrant's telephone number, including area code:
011-44-20-3077-6000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
(b) Not Applicable.

Ashmore Emerging Markets Total Return Fund
Class A/EMKAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$72	1.43%
Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Total Return Fund
Class C/EMKCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$109	2.18%
Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Total Return Fund
Institutional Class/EMKIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$59	1.18%
Key Fund Statistics as of April 30, 2025
Fund net assets	$76,897,017
Total number of portfolio holdings	427
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class A/ELBAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$54	1.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class C/ELBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$89	1.77%
Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Institutional Class/ELBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$41	0.81%
Key Fund Statistics as of April 30, 2025
Fund net assets	$9,353,962
Total number of portfolio holdings	233
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class A/ECDAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$64	1.28%
Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class C/ECDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$101	2.03%
Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Institutional Class/EMCIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$51	1.03%
Key Fund Statistics as of April 30, 2025
Fund net assets	$21,073,929
Total number of portfolio holdings	134
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class A/ESFAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$74	1.48%
Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class C/ESFCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$112	2.24%
Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Institutional Class/ESFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$62	1.24%
Key Fund Statistics as of April 30, 2025
Fund net assets	$32,730,462
Total number of portfolio holdings	83
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class A/EMQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$65	1.31%
Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class C/EMQCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$100	2.02%
Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Institutional Class/EMQIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$53	1.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$22,501,599
Total number of portfolio holdings	53
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	5.0%
HDFC Bank Ltd. ADR	5.0%
ICICI Bank Ltd. ADR	4.8%
Alibaba Group Holding Ltd.	4.5%
Bank Central Asia Tbk PT	3.6%
MediaTek, Inc.	2.8%
SK Hynix, Inc.	2.4%
Al Rajhi Bank	2.2%
Reliance Industries Ltd. GDR	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Class A/ESSAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$76	1.56%
Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Class C/ESSCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$113	2.31%
Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Institutional Class/ESCIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$64	1.31%
Key Fund Statistics as of April 30, 2025
Fund net assets	$4,958,199
Total number of portfolio holdings	49
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
My EG Services Bhd.	5.7%
Gudeng Precision Industrial Co. Ltd.	3.9%
Benefit Systems S.A.	3.6%
WinWay Technology Co. Ltd.	3.2%
International Gemmological Institute India Ltd.	3.1%
Kinik Co.	2.9%
Krishna Institute of Medical Sciences Ltd.	2.8%
Eris Lifesciences Ltd.	2.7%
Hansol Chemical Co. Ltd.	2.7%
Alchip Technologies Ltd.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class A/EFEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$91	1.81%
Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class C/EFECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$128	2.56%
Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Institutional Class/EFEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$78	1.56%
Key Fund Statistics as of April 30, 2025
Fund net assets	$91,182,524
Total number of portfolio holdings	55
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	5.7%
Banca Transilvania S.A.	4.7%
National Bank of Kuwait S.A.K.P.	4.6%
FPT Corp.	3.9%
Qatar National Bank QPSC	3.7%
Emaar Properties PJSC	3.6%
Doha Bank QPSC	3.4%
Attijariwafa Bank	3.4%
BDO Unibank, Inc.	3.2%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	3.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class A/EMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$64	1.31%
Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class C/EMECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$101	2.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Institutional Class/EMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$52	1.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$164,310,137
Total number of portfolio holdings	61
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	8.4%
HDFC Bank Ltd. ADR	4.4%
Meituan, Class B	3.4%
ANTA Sports Products Ltd.	3.0%
MercadoLibre, Inc.	2.6%
SK Hynix, Inc.	2.3%
AIA Group Ltd.	2.2%
Kaspi.KZ JSC ADR (Registered)	2.2%
Bank Mandiri Persero Tbk PT	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class A/ESAGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$62	1.27%
Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class C/ESCGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$99	2.02%
Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Institutional Class/ESIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$52	1.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$12,515,977
Total number of portfolio holdings	45
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6%
Tencent Holdings Ltd.	9.1%
HDFC Bank Ltd. ADR	4.8%
MercadoLibre, Inc.	3.7%
Meituan, Class B	3.5%
ANTA Sports Products Ltd.	3.4%
E Ink Holdings, Inc.	3.4%
Proya Cosmetics Co. Ltd., Class A	2.8%
MediaTek, Inc.	2.7%
SK Hynix, Inc.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class A/IGAEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$46	0.92%
Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class C/IGCEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$83	1.67%
Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Institutional Class/IGIEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$37	0.74%
Key Fund Statistics as of April 30, 2025
Fund net assets	$19,382,859
Total number of portfolio holdings	137
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2025.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class A/EMXAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$62	1.27%
Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class C/EMXCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$98	2.02%
Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Institutional Class/EMXIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$52	1.06%
Key Fund Statistics as of April 30, 2025
Fund net assets	$7,212,335
Total number of portfolio holdings	48
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
HDFC Bank Ltd. ADR	5.3%
MercadoLibre, Inc.	3.2%
Kaspi.KZ JSC ADR (Registered)	3.2%
Bank Mandiri Persero Tbk PT	3.1%
E Ink Holdings, Inc.	3.1%
Axis Bank Ltd. GDR (Registered)	3.0%
Apollo Hospitals Enterprise Ltd.	2.7%
SK Hynix, Inc.	2.5%
SK Square Co. Ltd.	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Ashmore Funds

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ASHMORE FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
April 30, 2025

ASHMORE FUNDS

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ASHMORE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2025 (Unaudited)
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$75,906,587	$9,018,050	$20,353,001	$32,877,834
Deposits with broker for forward foreign currency exchange contracts	1,238,691	—	—	—
Deposits with broker for futures contracts	—	—	112,621	—
Cash	—	174,341	20,737	320,390
Foreign currency, at value	99,685	24,094	61	5
Unrealized appreciation on forward foreign currency exchange contracts	444,820	65,449	—	—
Variation margin receivable on centrally cleared swap contracts	—	264	—	—
Variation margin receivable on futures contracts	—	—	844	—
Unrealized appreciation on interest rate swap contracts	—	4,157	—	—
Due from broker	86,036	32,629	—	—
Receivable for securities and currencies sold	149,281	1,665	402,750	—
Receivable for fund shares sold	—	—	—	—
Receivable from Investment Manager	30,983	14,413	13,278	15,156
Interest and dividends receivable	1,031,790	143,455	279,844	243,790
Other assets	20,496	19,877	20,056	—
Total Assets	79,008,369	9,498,394	21,203,192	33,457,175
LIABILITIES:
Cash overdraft	1,190,709	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	262,862	53,878	11,750	—
Variation margin payable on centrally cleared swap contracts	2,462	—	—	—
Payable for securities and currencies purchased	265,543	35,214	—	594,144
Payable for fund shares redeemed	32,345	—	—	97
Distributions payable	86,058	—	27,237	27,639
Due to broker	24,077	5,992	—	—
Investment Manager fee payable	63,559	5,649	14,838	16,977
Trustees’ fees payable	9,272	919	4,302	3,042
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	2,410	286	487	1,012
Custody fees payable	28,977	17,213	6,680	2,839
Professional fees payable	135,607	21,938	53,257	70,828
Regulatory fees payable	2,553	1,332	1,943	1,468
Other liabilities	4,918	2,011	8,769	8,667
Total Liabilities	2,111,352	144,432	129,263	726,713
Net Assets	$76,897,017	$9,353,962	$21,073,929	$32,730,462
NET ASSETS:
Paid in capital	$550,994,034	$10,469,445	$186,015,461	$442,380,338
Distributable earnings/(Accumulated loss)	(474,097,017)	(1,115,483)	(164,941,532)	(409,649,876)
Net Assets	$76,897,017	$9,353,962	$21,073,929	$32,730,462
Net Assets:
Class A	$1,332,717	$253,855	$2,630,681	$1,497,123
Class C	401,610	4,853	899,046	119,774
Institutional Class	75,162,690	9,095,254	17,544,202	31,113,565
Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	273,252	39,939	485,851	305,708
Class C	82,678	794	166,547	25,622
Institutional Class	15,179,854	1,351,507	3,108,268	6,469,339
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$4.88	$6.36	$5.41	$4.90
Class C	4.86	6.11	5.40	4.67
Institutional Class	4.95	6.73	5.64	4.81
Cost of Investments in securities	$103,890,346	$9,120,221	$41,067,157	$56,507,402
Cost of foreign currency held	$(95,943)	$24,049	$63	$5
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$21,323,800	$4,929,508	$87,857,899	$162,530,423	$12,396,710	$19,125,481	$6,982,077
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,740,490	114,829	3,570,324	1,708,253	132,640	37,992	258,058
23,012	—	138,347	68,856	139	1,191	1,918
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
350	23,477	1,183,318	205	—	—	13
—	—	28,857	196,448	—	—	—
13,528	11,140	38,852	47,072	9,487	11,077	21,107
14,037	204	22,861	26,785	3,583	275,664	3,199
—	—	5,327	11,719	30,475	—	10,291
23,115,217	5,079,158	92,845,785	164,589,761	12,573,034	19,451,405	7,276,663

—	—	—	—	—	—	—
—	—	—	—	—	207	—
—	—	—	—	—	—	—
499,977	67,898	1,372,626	—	—	—	24,852
—	—	31,820	4,807	—	—	—
—	—	—	—	—	21,405	—
—	—	—	—	—	—	—
17,737	4,875	107,217	129,453	9,804	10,288	5,616
2,082	872	8,397	14,361	1,190	1,817	721
32,094	4,213	63,143	1,758	12,811	—	1,970
733	105	3,050	5,657	407	631	230
14,616	5,243	21,451	27,531	4,730	3,429	2,667
37,416	29,795	48,013	92,398	24,923	22,980	14,836
1,068	886	1,084	2,085	857	1,304	509
7,895	7,072	6,460	1,574	2,335	6,485	12,927
613,618	120,959	1,663,261	279,624	57,057	68,546	64,328
$22,501,599	$4,958,199	$91,182,524	$164,310,137	$12,515,977	$19,382,859	$7,212,335

$42,441,598	$8,064,551	$79,128,979	$167,818,361	$11,980,686	$23,046,302	$7,526,093
(19,939,999)	(3,106,352)	12,053,545	(3,508,224)	535,291	(3,663,443)	(313,758)
$22,501,599	$4,958,199	$91,182,524	$164,310,137	$12,515,977	$19,382,859	$7,212,335

$39,946	$341,800	$2,550,151	$32,860,445	$1,237	$963	$716
1,417	16,692	324,117	65,435	1,196	938	698
22,460,236	4,599,707	88,308,256	131,384,257	12,513,544	19,380,958	7,210,921

4,981	25,539	234,503	2,874,561	117	118	75
183	1,225	31,281	6,225	116	115	73
2,766,463	262,296	6,906,794	11,929,365	1,172,319	2,365,341	752,630

$8.02	$13.38	$10.87	$11.43	$10.59	$8.18	$9.57
7.76	13.62	10.36	10.51	10.29	8.18	9.52
8.12	17.54	12.79	11.01	10.67	8.19	9.58
$20,516,236	$4,828,728	$79,395,339	$151,025,061	$10,744,946	$19,394,929	$6,981,610
$22,898	$—	$138,666	$68,484	$139	$1,191	$1,918
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF OPERATIONS
For the Six Month Period Ended April 30, 2025 (Unaudited)
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$3,132,885	$344,806	$889,387	$718,581
Dividends, net of foreign tax withholdings*	—	—	—	—
Total Income	3,132,885	344,806	889,387	718,581
EXPENSES:
Investment Manager fees	433,812	33,852	101,472	102,296
Administration fees	8,677	903	2,387	3,147
Custody fees	38,229	25,490	8,665	6,061
Professional fees	162,172	24,610	60,103	128,688
Trustees’ fees	24,263	2,421	7,756	8,483
Offering expenses and registration fees	24,357	22,726	22,947	22,842
Insurance fees	6,050	1,000	5,232	2,899
Printing fees	5,684	4,360	5,699	4,605
Distribution and servicing fees - Class A	1,683	303	3,520	1,974
Distribution and servicing fees - Class C	2,380	23	5,008	589
Regulatory fees	13,741	9,461	10,294	10,111
Total Expenses	721,048	125,149	233,083	291,695
Less expenses reimbursed by the Investment Manager	(204,257)	(88,385)	(101,907)	(94,456)
Net Expenses	516,791	36,764	131,176	197,239
Net Investment Income (Loss)	2,616,094	308,042	758,211	521,342
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $10,115, $(334), $-, $-, $(89), $50,819, $(23,444), $(281), $(1), $-, and $-, respectively)	464,381	(21,014)	(647,730)	203,811
Futures contracts	—	—	(22,689)	—
Forward foreign currency exchange contracts	(199,277)	4,432	(4,535)	(1,581)
Interest rate swap contracts	95,121	4,407	—	—
Foreign exchange transactions	(529,260)	(108,108)	(7,121)	244
Net Realized Gain (Loss)	(169,035)	(120,283)	(682,075)	202,474
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $12,969, $21,795, $(38,531), $(1,758), $(1,333), $-, and $(1,970), respectively)	(293,184)	168,613	246,504	71,569
Futures contracts	—	—	28,669	—
Forward foreign currency exchange contracts	132,818	(12,971)	3,267	1,587
Interest rate swap contracts	39,179	32,113	—	—
Foreign exchange translations	15,141	3,944	105	(11)
Change in Net Unrealized Appreciation (Depreciation)	(106,046)	191,699	278,545	73,145
Net Realized and Unrealized Gains (Losses)	(275,081)	71,416	(403,530)	275,619
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,341,013	$379,458	$354,681	$796,961
* Foreign Tax Withholdings	$15,655	$6,782	$2,712	$4,089
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$23,858	$784	$74,413	$46,629	$4,862	$648,152	$3,647
222,037	36,033	1,656,936	1,455,664	99,890	—	81,515
245,895	36,817	1,731,349	1,502,293	104,752	648,152	85,162

110,092	43,707	681,042	794,670	62,231	62,727	35,793
2,202	699	9,080	15,892	1,245	1,930	716
17,560	7,483	75,874	48,982	7,352	4,548	4,925
32,411	23,970	81,337	132,643	24,645	32,401	20,903
5,968	2,284	24,111	41,686	3,389	5,123	1,957
24,038	23,147	23,506	31,180	14,768	10,477	82,436
2,355	951	6,991	12,626	1,085	1,725	769
4,117	4,327	6,418	15,361	4,016	4,016	4,015
50	496	3,157	42,007	2	2	1
7	84	1,548	324	6	5	4
8,375	7,984	10,135	13,332	8,045	9,768	8,041
207,175	115,132	923,199	1,148,703	126,784	132,722	159,560
(90,683)	(68,763)	(211,281)	(266,285)	(60,958)	(61,655)	(121,694)
116,492	46,369	711,918	882,418	65,826	71,067	37,866
129,403	(9,552)	1,019,431	619,875	38,926	577,085	47,296

1,070,999	(357,893)	4,320,912	(1,522,177)	(247,516)	54,852	(251,926)
—	—	—	—	—	—	—
69	348	—	(2,546)	(248)	(2,237)	(163)
—	—	—	—	—	—	—
(17,132)	(6,243)	(37,898)	(94,490)	(4,261)	(5,301)	(8,457)
1,053,936	(363,788)	4,283,014	(1,619,213)	(252,025)	47,314	(260,546)

(1,221,051)	101,392	(3,125,383)	(1,825,957)	(90,772)	(490,528)	(5,430)
—	—	—	—	—	—	—
—	—	—	—	—	5,280	—
—	—	—	—	—	—	—
1,313	229	(6,852)	3,258	56	(44)	210
(1,219,738)	101,621	(3,132,235)	(1,822,699)	(90,716)	(485,292)	(5,220)
(165,802)	(262,167)	1,150,779	(3,441,912)	(342,741)	(437,978)	(265,766)
$(36,399)	$(271,719)	$2,170,210	$(2,822,037)	$(303,815)	$139,107	$(218,470)
$24,609	$6,045	$81,267	$209,097	$17,723	$1,768	$13,138
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended April 30, 2025 (Unaudited) and the Fiscal Year Ended October 31, 2024
	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$2,616,094	$10,454,500	$308,042	$686,203	$758,211	$3,066,045
Net realized gain (loss)	(169,035)	(111,501,905)	(120,283)	(108,910)	(682,075)	(18,184,448)
Net change in unrealized appreciation (depreciation)	(106,046)	146,123,079	191,699	253,174	278,545	22,801,689
Net Increase (Decrease) in Net Assets Resulting from Operations	2,341,013	45,075,674	379,458	830,467	354,681	7,683,286
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,420)	(34,240)	(6,015)	(48,297)	(86,209)	(186,248)
Class C	(11,369)	(16,404)	(114)	(197)	(26,628)	(63,203)
Institutional Class	(2,471,926)	(7,221,276)	(207,931)	(536,052)	(642,865)	(2,847,338)
Total Distributions to Shareholders	(2,520,715)	(7,271,920)	(214,060)	(584,546)	(755,702)	(3,096,789)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(42,965)	—	—	—	—
Class C	—	(18,196)	—	—	—	—
Institutional Class	—	(3,034,604)	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	—	(3,095,765)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(132,529)	(87,850)	3,422	(967,955)	(344,415)	(1,016,606)
Net increase (decrease) in net assets resulting from Class C share transactions	(188,579)	(281,388)	107	3,858	(279,513)	(397,672)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(16,052,051)	(393,489,305)	(164,105)	(239,135)	(5,148,496)	(48,885,035)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(16,373,159)	(393,858,543)	(160,576)	(1,203,232)	(5,772,424)	(50,299,313)
Total Increase (Decrease) in Net Assets	(16,552,861)	(359,150,554)	4,822	(957,311)	(6,173,445)	(45,712,816)
NET ASSETS:
Net Assets at the Beginning of period	93,449,878	452,600,432	9,349,140	10,306,451	27,247,374	72,960,190
Net Assets at the End of period	$76,897,017	$93,449,878	$9,353,962	$9,349,140	$21,073,929	$27,247,374
See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2025	2024	2025	2024	2025	2024

$521,342	$1,875,316	$129,403	$312,397	$(9,552)	$17,776
202,474	(35,105,134)	1,053,936	(642,879)	(363,788)	1,462,582
73,145	35,737,512	(1,219,738)	6,046,575	101,621	789,817
796,961	2,507,694	(36,399)	5,716,093	(271,719)	2,270,175

(31,194)	(356,213)	(634)	(362)	(2,604)	(3,193)
(1,864)	(8,799)	(21)	(6)	(87)	—
(617,782)	(1,964,405)	(349,675)	(238,520)	(26,214)	(52,905)
(650,840)	(2,329,417)	(350,330)	(238,888)	(28,905)	(56,098)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(237,252)	(6,708,051)	(100)	(8,505)	(65,775)	(125,014)
1,807	(56,205)	15	4	87	—
672,902	(21,659,966)	249,856	(5,719,882)	(4,885,585)	(377,141)
437,457	(28,424,222)	249,771	(5,728,383)	(4,951,273)	(502,155)
583,578	(28,245,945)	(136,958)	(251,178)	(5,251,897)	1,711,922

32,146,884	60,392,829	22,638,557	22,889,735	10,210,096	8,498,174
$32,730,462	$32,146,884	$22,501,599	$22,638,557	$4,958,199	$10,210,096
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended April 30, 2025 (Unaudited) and the Fiscal Year Ended October 31, 2024
	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,019,431	$1,711,291	$619,875	$942,011	$38,926	$45,032
Net realized gain (loss)	4,283,014	7,211,885	(1,619,213)	4,244,743	(252,025)	663,642
Net change in unrealized appreciation (depreciation)	(3,132,235)	12,760,508	(1,822,699)	21,491,245	(90,716)	1,980,497
Net Increase (Decrease) in Net Assets Resulting from Operations	2,170,210	21,683,684	(2,822,037)	26,677,999	(303,815)	2,689,171
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,877)	(57,618)	(139,970)	(11,979)	(4)	—
Class C	(332)	(5,909)	(165)	(21)	—	—
Institutional Class	(302,156)	(1,889,415)	(568,013)	(253,711)	(62,247)	(6,273)
Total Distributions to Shareholders	(310,365)	(1,952,942)	(708,148)	(265,711)	(62,251)	(6,273)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,502)	—	—	—	—
Class C	—	(164)	—	—	—	—
Institutional Class	—	(90,065)	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	—	(92,731)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	162,553	234,730	(2,581,716)	27,854,799	3	—
Net increase (decrease) in net assets resulting from Class C share transactions	51,049	3,656	165	(17,065)	—	—
Net increase (decrease) in net assets resulting from Institutional Class share transactions	96,199	6,309,158	7,865,827	15,723,050	43,573	4,411
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	309,801	6,547,544	5,284,276	43,560,784	43,576	4,411
Total Increase (Decrease) in Net Assets	2,169,646	26,185,555	1,754,091	69,973,072	(322,490)	2,687,309
NET ASSETS:
Net Assets at the Beginning of period	89,012,878	62,827,323	162,556,046	92,582,974	12,838,467	10,151,158
Net Assets at the End of period	$91,182,524	$89,012,878	$164,310,137	$162,556,046	$12,515,977	$12,838,467
See accompanying notes to the financial statements.

Ashmore Emerging Markets Debt Fund		Ashmore Emerging Markets Equity ex China Fund[1]
2025	2024	2025	2024

$577,085	$1,137,411	$47,296	$24,667
47,314	203,083	(260,546)	(62,995)
(485,292)	2,057,205	(5,220)	3,739
139,107	3,397,699	(218,470)	(34,589)

(27)	(55)	(3)	(2)
(23)	(48)	(3)	(2)
(552,870)	(1,126,327)	(35,586)	(26,139)
(552,920)	(1,126,430)	(35,592)	(26,143)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

19	39	2	747
16	33	2	731
380,931	795,345	24,910	7,500,737
380,966	795,417	24,914	7,502,215
(32,847)	3,066,686	(229,148)	7,441,483

19,415,706	16,349,020	7,441,483	—
$19,382,859	$19,415,706	$7,212,335	$7,441,483

[1]	The Fund commenced investment operations on June 11, 2024.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.89	$4.55	$4.32	$6.60	$6.80	$7.54
Income (loss) from investment operations:
Net investment income	0.14[1]	0.27[1]	0.27[1]	0.32[1]	0.33[1]	0.34
Net realized and unrealized gain (loss)	(0.02)	0.33	0.23	(2.30)	(0.20)	(0.74)
Total from investment operations	0.12	0.60	0.50	(1.98)	0.13	(0.40)
Less distributions:
From net investment income	(0.13)	(0.11)	(0.26)	(0.05)	(0.31)	(0.12)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.15)	(0.01)	(0.25)	(0.02)	(0.22)
Total distributions	(0.13)	(0.26)	(0.27)	(0.30)	(0.33)	(0.34)
Net asset value at end of period	$4.88	$4.89	$4.55	$4.32	$6.60	$6.80
Total return[2]	2.57%	13.38%	11.65%	(30.79)%	1.68%	(5.31)%
Portfolio turnover rate[3]	13%	42%	56%	32%	54%	67%
Net assets, end of period (in thousands)	$1,333	$1,467	$1,446	$1,920	$5,917	$10,377
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.91%[5]	1.65%[5]	1.48%[5]	1.42%	1.37%[5]	1.42%[5]
Expenses after reimbursements	1.43%[5]	1.32%[5]	1.28%[5]	1.27%	1.28%[5]	1.32%[5]
Net investment income to average net assets:
Net investment income before reimbursements	5.31%[5]	5.21%[5]	5.61%[5]	5.50%	4.53%[5]	4.72%[5]
Net investment income after reimbursements	5.79%[5]	5.54%[5]	5.81%[5]	5.65%	4.62%[5]	4.82%[5]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.87	$4.54	$4.30	$6.58	$6.78	$7.53
Income (loss) from investment operations:
Net investment income	0.12[1]	0.23[1]	0.24[1]	0.27[1]	0.27[1]	0.30
Net realized and unrealized gain (loss)	(0.02)	0.33	0.24	(2.29)	(0.19)	(0.76)
Total from investment operations	0.10	0.56	0.48	(2.02)	0.08	(0.46)
Less distributions:
From net investment income	(0.11)	(0.10)	(0.23)	(0.04)	(0.26)	(0.11)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.13)	(0.01)	(0.22)	(0.02)	(0.18)
Total distributions	(0.11)	(0.23)	(0.24)	(0.26)	(0.28)	(0.29)
Net asset value at end of period	$4.86	$4.87	$4.54	$4.30	$6.58	$6.78
Total return[2]	2.18%	12.34%	11.14%	(31.39)%	0.93%	(6.09)%
Portfolio turnover rate[3]	13%	42%	56%	32%	54%	67%
Net assets, end of period (in thousands)	$401	$593	$815	$1,080	$2,386	$3,905
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.65%[6]	2.40%[6]	2.24%[6]	2.17%	2.12%[6]	2.17%[6]
Expenses after reimbursements	2.18%[6]	2.07%[6]	2.03%[6]	2.02%	2.03%[6]	2.06%[6]
Net investment income to average net assets:
Net investment income before reimbursements	4.53%[6]	4.43%[6]	4.85%[6]	4.74%	3.76%[6]	4.01%[6]
Net investment income after reimbursements	5.00%[6]	4.76%[6]	5.06%[6]	4.89%	3.85%[6]	4.12%[6]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.96	$4.62	$4.38	$6.70	$6.90	$7.65
Income (loss) from investment operations:
Net investment income	0.15[1]	0.28[1]	0.29[1]	0.33[1]	0.35[1]	0.36
Net realized and unrealized gain (loss)	(0.02)	0.34	0.24	(2.34)	(0.20)	(0.75)
Total from investment operations	0.13	0.62	0.53	(2.01)	0.15	(0.39)
Less distributions:
From net investment income	(0.14)	(0.12)	(0.28)	(0.05)	(0.33)	(0.13)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.16)	(0.01)	(0.26)	(0.02)	(0.23)
Total distributions	(0.14)	(0.28)	(0.29)	(0.31)	(0.35)	(0.36)
Net asset value at end of period	$4.95	$4.96	$4.62	$4.38	$6.70	$6.90
Total return[2]	2.70%	13.52%	12.06%	(30.74)%	1.94%	(5.09)%
Portfolio turnover rate[3]	13%	42%	56%	32%	54%	67%
Net assets, end of period (in thousands)	$75,163	$91,390	$450,339	$488,864	$1,216,666	$1,229,181
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.65%[7]	1.34%[7]	1.24%[7]	1.17%	1.12%[7]	1.17%[7]
Expenses after reimbursements	1.18%[7]	1.06%[7]	1.03%[7]	1.02%	1.03%[7]	1.07%[7]
Net investment income to average net assets:
Net investment income before reimbursements	5.57%[7]	5.49%[7]	5.84%[7]	5.79%	4.78%[7]	4.99%[7]
Net investment income after reimbursements	6.04%[7]	5.77%[7]	6.05%[7]	5.94%	4.87%[7]	5.09%[7]

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $1,107, $740, $229, $3,181 and $5,146 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.05%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.16% 0.05%, 0.01%, 0.01% and 0.05% excluding these expenses.
[6]	Ratios include legal expenses of $377, $357, $111, $1,113 and $1,990 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.05%, 0.01%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.16%, 0.05%, 0.01%, 0.01% and 0.04% excluding these expenses.
[7]	Ratios include legal expenses of $68,755, $64,931, $59,051, $433,533 and $640,665 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.16%, 0.04%, 0.01%, 0.01% and 0.05% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$6.26	$6.12	$5.62	$6.92	$6.86	$7.35
Income (loss) from investment operations:
Net investment income[1]	0.20	0.40	0.38	0.32	0.28	0.35
Net realized and unrealized gain (loss)	0.05	0.10	0.30	(1.53)	(0.22)	(0.75)
Total from investment operations	0.25	0.50	0.68	(1.21)	0.06	(0.40)
Less distributions:
From net investment income	(0.15)	(0.36)	(0.18)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—	(0.09)
Total distributions	(0.15)	(0.36)	(0.18)	(0.09)	—	(0.09)
Net asset value at end of period	$6.36	$6.26	$6.12	$5.62	$6.92	$6.86
Total return[2]	4.17%	8.31%	12.11%	(17.75)%	0.87%	(5.51)%
Portfolio turnover rate[3]	19%	59%	79%	53%	34%	47%
Net assets, end of period (in thousands)	$254	$246	$1,197	$1,248	$1,592	$1,755
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.02%[5]	2.62%	2.89%	3.10%	2.97%	1.75%
Expenses after reimbursements	1.06%[5]	1.02%	1.07%	1.22%	1.22%	1.22%
Net investment income to average net assets:
Net investment income before reimbursements	4.62%[5]	4.57%	4.23%	3.16%	2.11%	4.45%
Net investment income after reimbursements	6.58%[5]	6.17%	6.05%	5.04%	3.86%	4.98%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$6.04	$5.95	$5.44	$6.75	$6.74	$7.27
Income (loss) from investment operations:
Net investment income[1]	0.17	0.34	0.32	0.30	0.22	0.29
Net realized and unrealized gain (loss)	0.05	0.10	0.30	(1.53)	(0.21)	(0.74)
Total from investment operations	0.22	0.44	0.62	(1.23)	0.01	(0.45)
Less distributions:
From net investment income	(0.15)	(0.35)	(0.11)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.08)	—	(0.08)
Total distributions	(0.15)	(0.35)	(0.11)	(0.08)	—	(0.08)
Net asset value at end of period	$6.11	$6.04	$5.95	$5.44	$6.75	$6.74
Total return[2]	3.73%	7.36%	11.41%	(18.30)%	0.15%	(6.25)%
Portfolio turnover rate[3]	19%	59%	79%	53%	34%	47%
Net assets, end of period (in thousands)	$5	$5	$1	$2	$25	$30
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.77%	3.57%	3.59%	3.74%	3.75%	2.50%
Expenses after reimbursements	1.77%	1.77%	1.82%	1.97%	1.97%	1.97%
Net investment income to average net assets:
Net investment income before reimbursements	3.87%	3.72%	3.52%	2.85%	1.35%	3.77%
Net investment income after reimbursements	5.87%	5.52%	5.29%	4.62%	3.13%	4.30%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$6.61	$6.44	$5.90	$7.24	$7.16	$7.66
Income (loss) from investment operations:
Net investment income[1]	0.22	0.44	0.43	0.35	0.31	0.38
Net realized and unrealized gain (loss)	0.05	0.10	0.30	(1.60)	(0.23)	(0.78)
Total from investment operations	0.27	0.54	0.73	(1.25)	0.08	(0.40)
Less distributions:
From net investment income	(0.15)	(0.37)	(0.19)	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—	(0.10)
Total distributions	(0.15)	(0.37)	(0.19)	(0.09)	—	(0.10)
Net asset value at end of period	$6.73	$6.61	$6.44	$5.90	$7.24	$7.16
Total return[2]	4.27%	8.51%	12.33%	(17.49)%	1.12%	(5.38)%
Portfolio turnover rate[3]	19%	59%	79%	53%	34%	47%
Net assets, end of period (in thousands)	$9,095	$9,098	$9,108	$4,131	$6,310	$28,257
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.77%[6]	2.53%	2.57%	2.83%	2.61%	1.50%
Expenses after reimbursements	0.81%[6]	0.77%	0.82%	0.97%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.87%[6]	4.71%	4.60%	3.43%	2.46%	4.75%
Net investment income after reimbursements	6.83%[6]	6.47%	6.35%	5.29%	4.10%	5.28%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $45 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[6]	Ratios include legal expenses of $1,638 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$5.52	$5.14	$4.96	$7.53	$7.53	$7.92
Income (loss) from investment operations:
Net investment income	0.33[1]	0.29[1]	0.27	0.40	0.37	0.44
Net realized and unrealized gain (loss)	(0.28)	0.38	0.31	(2.54)	—	(0.39)
Total from investment operations	0.05	0.67	0.58	(2.14)	0.37	0.05
Less distributions:
From net investment income	(0.16)	(0.29)	(0.40)	(0.42)	(0.37)	(0.44)
From net realized gain	—	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	—	(—)[2]
Total distributions	(0.16)	(0.29)	(0.40)	(0.43)	(0.37)	(0.44)
Net asset value at end of period	$5.41	$5.52	$5.14	$4.96	$7.53	$7.53
Total return[3]	1.01%	13.24%	11.75%	(29.30)%	4.85%	0.85%
Portfolio turnover rate[4]	35%	95%	56%	55%	73%	117%
Net assets, end of period (in thousands)	$2,631	$3,024	$3,779	$4,742	$11,153	$11,198
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements[6]	2.13%	1.69%	1.47%	1.44%	1.55%	1.58%
Expenses after reimbursements[6]	1.28%	1.16%	1.14%	1.24%	1.43%	1.47%
Net investment income to average net assets:
Net investment income before reimbursements[6]	5.29%	4.76%	5.40%	6.62%	4.61%	5.76%
Net investment income after reimbursements[6]	6.14%	5.29%	5.73%	6.82%	4.73%	5.87%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$5.50	$5.12	$4.95	$7.52	$7.51	$7.91
Income (loss) from investment operations:
Net investment income	0.29[1]	0.24[1]	0.24	0.35	0.31	0.39
Net realized and unrealized gain (loss)	(0.25)	0.39	0.29	(2.53)	0.02	(0.40)
Total from investment operations	0.04	0.63	0.53	(2.18)	0.33	(0.01)
Less distributions:
From net investment income	(0.14)	(0.25)	(0.36)	(0.38)	(0.32)	(0.39)
From net realized gain	—	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	—	(—)[2]
Total distributions	(0.14)	(0.25)	(0.36)	(0.39)	(0.32)	(0.39)
Net asset value at end of period	$5.40	$5.50	$5.12	$4.95	$7.52	$7.51
Total return[3]	0.82%	12.45%	10.75%	(29.86)%	4.25%	(0.01)%
Portfolio turnover rate[4]	35%	95%	56%	55%	73%	117%
Net assets, end of period (in thousands)	$899	$1,195	$1,492	$1,782	$5,762	$7,466
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements[7]	2.88%	2.43%	2.22%	2.20%	2.30%	2.33%
Expenses after reimbursements[7]	2.03%	1.91%	1.89%	2.01%	2.18%	2.22%
Net investment income to average net assets:
Net investment income before reimbursements[7]	4.49%	4.01%	4.65%	5.89%	3.88%	5.01%
Net investment income after reimbursements[7]	5.34%	4.53%	4.98%	6.08%	4.00%	5.12%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$5.75	$5.36	$5.17	$7.85	$7.84	$8.25
Income (loss) from investment operations:
Net investment income	0.37[1]	0.31[1]	0.31	0.45	0.41	0.48
Net realized and unrealized gain (loss)	(0.30)	0.40	0.31	(2.66)	0.01	(0.41)
Total from investment operations	0.07	0.71	0.62	(2.21)	0.42	0.07
Less distributions:
From net investment income	(0.18)	(0.32)	(0.43)	(0.46)	(0.41)	(0.48)
From net realized gain	—	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	—	(—)[2]
Total distributions	(0.18)	(0.32)	(0.43)	(0.47)	(0.41)	(0.48)
Net asset value at end of period	$5.64	$5.75	$5.36	$5.17	$7.85	$7.84
Total return[3]	1.22%	13.39%	12.06%	(29.15)%	5.24%	1.04%
Portfolio turnover rate[4]	35%	95%	56%	55%	73%	117%
Net assets, end of period (in thousands)	$17,544	$23,028	$67,689	$86,347	$277,188	$261,307
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements[8]	1.88%	1.40%	1.22%	1.20%	1.30%	1.32%
Expenses after reimbursements[8]	1.03%	0.91%	0.89%	1.01%	1.18%	1.21%
Net investment income to average net assets:
Net investment income before reimbursements[8]	5.58%	5.01%	5.65%	6.90%	4.86%	6.00%
Net investment income after reimbursements[8]	6.43%	5.50%	5.98%	7.09%	4.98%	6.11%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	Ratios include legal expenses of $2,231, $1,526, $770, $63, $1,438 and $6,538 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.12%, 0.01% and 0.05% and Net Investment Income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.
[7]	Ratios include legal expenses of $789, $600, $298, $79, $756 and $4,394 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.14%, 0.01% and 0.05% and Net Investment Income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.
[8]	Ratios include legal expenses of $15,768, $19,803, $13,964, $3,742, $34,379 and $153,663 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the years October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.14%, 0.01% and 0.04% and Net Investment Income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07%, 0.01% and 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.87	$4.78	$4.28	$6.80	$7.52	$9.00
Income (loss) from investment operations:
Net investment income	0.08[1]	0.26[1]	0.34[1]	0.32	0.44	0.46
Net realized and unrealized gain (loss)	0.04	0.12	0.57	(2.39)	(0.69)	(1.46)
Total from investment operations	0.12	0.38	0.91	(2.07)	(0.25)	(1.00)
Less distributions:
From net investment income	(0.09)	(0.29)	(0.41)	(0.34)	(0.47)	(0.48)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.09)	(0.29)	(0.41)	(0.45)	(0.47)	(0.48)
Net asset value at end of period	$4.90	$4.87	$4.78	$4.28	$6.80	$7.52
Total return[2]	2.58%	8.24%	22.36%	(31.54)%	(4.07)%	(11.25)%
Portfolio turnover rate[3]	27%	47%	49%	41%	32%	80%
Net assets, end of period (in thousands)	$1,497	$1,728	$8,499	$2,975	$6,834	$19,865
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[5]	2.08%	1.58%	1.37%	1.14%	1.10%	1.13%
Expenses after reimbursements[5]	1.48%	1.08%	0.99%	0.89%	1.00%	0.99%
Net investment income to average net assets:
Net investment income before reimbursements[5]	2.50%	4.99%	7.19%	6.06%	6.17%	7.07%
Net investment income after reimbursements[5]	3.10%	5.49%	7.57%	6.31%	6.27%	7.21%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.65	$4.56	$4.09	$6.53	$7.22	$8.66
Income (loss) from investment operations:
Net investment income	0.05[1]	0.19[1]	0.30[1]	0.29	0.40	0.42
Net realized and unrealized gain (loss)	0.04	0.15	0.54	(2.33)	(0.69)	(1.45)
Total from investment operations	0.09	0.34	0.84	(2.04)	(0.29)	(1.03)
Less distributions:
From net investment income	(0.07)	(0.25)	(0.37)	(0.29)	(0.40)	(0.41)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.07)	(0.25)	(0.37)	(0.40)	(0.40)	(0.41)
Net asset value at end of period	$4.67	$4.65	$4.56	$4.09	$6.53	$7.22
Total return[2]	2.03%	7.60%	21.32%	(32.29)%	(4.56)%	(12.05)%
Portfolio turnover rate[3]	27%	47%	49%	41%	32%	80%
Net assets, end of period (in thousands)	$120	$117	$171	$291	$1,219	$1,572
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[6]	2.84%	2.37%	2.11%	1.91%	1.84%	1.96%
Expenses after reimbursements[6]	2.24%	1.84%	1.74%	1.66%	1.76%	1.83%
Net investment income to average net assets:
Net investment income before reimbursements[6]	1.72%	3.68%	6.57%	5.09%	5.36%	5.20%
Net investment income after reimbursements[6]	2.32%	4.21%	6.94%	5.34%	5.44%	5.33%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$4.79	$4.69	$4.20	$6.69	$7.40	$8.83
Income (loss) from investment operations:
Net investment income	0.08[1]	0.24[1]	0.34[1]	0.37	0.50	0.49
Net realized and unrealized gain (loss)	0.04	0.16	0.57	(2.40)	(0.73)	(1.44)
Total from investment operations	0.12	0.40	0.91	(2.03)	(0.23)	(0.95)
Less distributions:
From net investment income	(0.10)	(0.30)	(0.42)	(0.35)	(0.48)	(0.48)
From net realized gain	—	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(0.10)	(0.30)	(0.42)	(0.46)	(0.48)	(0.48)
Net asset value at end of period	$4.81	$4.79	$4.69	$4.20	$6.69	$7.40
Total return[2]	2.50%	8.75%	22.63%	(31.54)%	(3.75)%	(10.94)%
Portfolio turnover rate[3]	27%	47%	49%	41%	32%	80%
Net assets, end of period (in thousands)	$31,113	$30,302	$51,723	$52,073	$124,954	$441,467
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements[7]	1.84%	1.37%	1.12%	0.90%	0.84%	0.91%
Expenses after reimbursements[7]	1.24%	0.85%	0.74%	0.65%	0.75%	0.79%
Net investment income to average net assets:
Net investment income before reimbursements[7]	2.73%	4.65%	7.47%	6.22%	6.38%	6.98%
Net investment income after reimbursements[7]	3.33%	5.17%	7.85%	6.47%	6.47%	7.10%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $4,411, $7,502, $5,360, $(1,101), $10,827 and $37,676 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.56% and 0.07%, higher by 0.03% and lower by 0.08% and 0.07% and Net Investment Income ratios would have been higher by 0.56% and 0.07%, lower by 0.03% and higher by 0.08% and 0.07% excluding these expenses.
[6]	Ratios include legal expenses of $336, $276, $141, $(46), $1,388 and $2,841 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.57% and 0.07%, higher by 0.01% and lower by 0.09% and 0.16% and Net Investment Income ratios would have been higher by 0.57% and 0.07%, lower by 0.01% and higher by 0.09% and 0.16% excluding these expenses.
[7]	Ratios include legal expenses of $84,485, $55,297, $34,017, $(12,847), $182,441 and $835,457 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.57% and 0.07%, higher by 0.02% and lower by 0.08% and 0.12% and Net Investment Income ratios would have been higher by 0.57% and 0.07%, lower by 0.02% and higher by 0.08% and 0.12% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$8.17	$6.48	$6.11	$12.55	$11.08	$10.46
Income (loss) from investment operations:
Net investment income	0.03	0.08[1]	0.01[1]	0.08[1]	0.15	0.11[1]
Net realized and unrealized gain (loss)	(0.06)	1.68	0.47	(3.26)	1.44	0.56
Total from investment operations	(0.03)	1.76	0.48	(3.18)	1.59	0.67
Less distributions:
From net investment income	(0.12)	(0.07)	(0.11)	(0.18)	(0.12)	(0.05)
From net realized gain	—	—	—	(3.07)	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.12)	(0.07)	(0.11)	(3.26)	(0.12)	(0.05)
Net asset value at end of period	$8.02	$8.17	$6.48	$6.11	$12.55	$11.08
Total return[2]	(0.25)%	27.22%	7.68%	(33.53)%	14.23%	6.49%
Portfolio turnover rate[3]	82%	237%	189%	264%	206%	228%
Net assets, end of period (in thousands)	$40	$41	$40	$804	$1,611	$1,616
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.13%[5]	2.25%	1.69%	1.52%	1.49%	1.55%
Expenses after reimbursements	1.31%[5]	1.27%	1.27%	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.11%[5]	0.08%	(0.25)%	0.68%	0.91%	0.73%
Net investment income after reimbursements	0.93%[5]	1.06%	0.17%	0.93%	1.13%	1.01%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$7.93	$6.30	$5.96	$12.33	$10.90	$10.32
Income (loss) from investment operations:
Net investment income	0.02	0.02[1]	0.01[1]	0.01[1]	0.05	—[1,6]
Net realized and unrealized gain (loss)	(0.08)	1.64	0.41	(3.18)	1.42	0.58
Total from investment operations	(0.06)	1.66	0.42	(3.17)	1.47	0.58
Less distributions:
From net investment income	(0.11)	(0.03)	(0.08)	(0.13)	(0.04)	(—)[6]
From net realized gain	—	—	—	(3.07)	—	—
Tax return of capital	—	—	—	(—)[6]	—	—
Total distributions	(0.11)	(0.03)	(0.08)	(3.20)	(0.04)	—
Net asset value at end of period	$7.76	$7.93	$6.30	$5.96	$12.33	$10.90
Total return[2]	(0.66)%	26.43%	6.89%	(34.05)%	13.41%	5.76%
Portfolio turnover rate[3]	82%	237%	189%	264%	206%	228%
Net assets, end of period (in thousands)	$2	$2	$1	$1	$2	$2
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.98%	3.02%	2.79%	2.30%	2.25%	2.31%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.75)%	(0.69)%	(0.65)%	(0.10)%	0.14%	(0.30)%
Net investment income (loss) after reimbursements	0.21%	0.31%	0.12%	0.18%	0.37%	(0.01)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$8.26	$6.54	$6.16	$12.63	$11.15	$10.51
Income (loss) from investment operations:
Net investment income	0.05	0.10[1]	0.07[1]	0.09[1]	0.18	0.10[1]
Net realized and unrealized gain (loss)	(0.06)	1.70	0.43	(3.28)	1.45	0.60
Total from investment operations	(0.01)	1.80	0.50	(3.19)	1.63	0.70
Less distributions:
From net investment income	(0.13)	(0.08)	(0.12)	(0.20)	(0.15)	(0.06)
From net realized gain	—	—	—	(3.07)	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.13)	(0.08)	(0.12)	(3.28)	(0.15)	(0.06)
Net asset value at end of period	$8.12	$8.26	$6.54	$6.16	$12.63	$11.15
Total return[2]	(0.09)%	27.62%	7.95%	(33.40)%	14.50%	6.79%
Portfolio turnover rate[3]	82%	237%	189%	264%	206%	228%
Net assets, end of period (in thousands)	$22,460	$22,596	$22,849	$75,264	$96,417	$80,474
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.88%[7]	2.00%	1.61%	1.27%	1.24%	1.29%
Expenses after reimbursements	1.06%[7]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income to average net assets:
Net investment income before reimbursements	0.35%[7]	0.34%	0.41%	0.87%	1.15%	0.67%
Net investment income after reimbursements	1.17%[7]	1.32%	1.00%	1.12%	1.37%	0.94%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $7 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[6]	Amount is less than $0.005 per share.
[7]	Ratios include legal expenses of $4,133 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$13.90	$11.03	$10.07	$15.32	$10.99	$8.84
Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]	(0.07)	0.03[1]	0.06[1]	(0.18)	(0.20)
Net realized and unrealized gain (loss)	(0.40)	3.02	0.93	(5.15)	4.51	2.35
Total from investment operations	(0.43)	2.95	0.96	(5.09)	4.33	2.15
Less distributions:
From net investment income	(0.09)	(0.08)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.16)	—	—
Total distributions	(0.09)	(0.08)	—	(0.16)	—	—
Net asset value at end of period	$13.38	$13.90	$11.03	$10.07	$15.32	$10.99
Total return[2]	(3.08)%	26.83%	9.53%	(33.37)%	39.40%	24.32%
Portfolio turnover rate[3]	32%	78%	79%	50%	77%	62%
Net assets, end of period (in thousands)	$342	$424	$441	$393	$321	$388
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.67%[5]	3.19%	3.29%	3.08%	2.75%	2.78%
Expenses after reimbursements	1.56%[5]	1.52%	1.59%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.57)%[5]	(1.81)%	(1.41)%	(0.78)%	(1.48)%	(1.74)%
Net investment income (loss) after reimbursements	(0.46)%[5]	(0.14)%	0.29%	0.53%	(0.50)%	(0.73)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$14.18	$11.26	$10.36	$15.79	$11.40	$9.22
Income (loss) from investment operations:
Net investment loss	(0.08)[1]	(0.11)	(0.09)[1]	(0.06)[1]	(0.32)	(0.34)
Net realized and unrealized gain (loss)	(0.41)	3.03	0.99	(5.28)	4.71	2.52
Total from investment operations	(0.49)	2.92	0.90	(5.34)	4.39	2.18
Less distributions:
From net investment income	(0.07)	—	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—	—
Total distributions	(0.07)	—	—	(0.09)	—	—
Net asset value at end of period	$13.62	$14.18	$11.26	$10.36	$15.79	$11.40
Total return[2]	(3.45)%	25.93%	8.69%	(33.91)%	38.51%	23.64%
Portfolio turnover rate[3]	32%	78%	79%	50%	77%	62%
Net assets, end of period (in thousands)	$17	$17	$14	$41	$162	$135
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.44%[6]	3.97%	3.96%	3.72%	3.47%	3.91%
Expenses after reimbursements	2.31%[6]	2.27%	2.34%	2.52%	2.52%	2.52%
Net investment loss to average net assets:
Net investment loss before reimbursements	(3.31)%[6]	(2.50)%	(2.35)%	(1.67)%	(2.09)%	(2.70)%
Net investment loss after reimbursements	(1.18)%[6]	(0.80)%	(0.73)%	(0.47)%	(1.14)%	(1.31)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$18.17	$14.38	$13.09	$19.82	$14.19	$11.39
Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	0.04	0.08[1]	0.09[1]	(0.02)	(0.10)
Net realized and unrealized gain (loss)	(0.51)	3.85	1.21	(6.65)	5.65	2.90
Total from investment operations	(0.53)	3.89	1.29	(6.56)	5.63	2.80
Less distributions:
From net investment income	(0.10)	(0.10)	—	—	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	(0.10)	(0.10)	—	(0.17)	—	—
Net asset value at end of period	$17.54	$18.17	$14.38	$13.09	$19.82	$14.19
Total return[2]	(2.92)%	27.09%	9.85%	(33.21)%	39.68%	24.58%
Portfolio turnover rate[3]	32%	78%	79%	50%	77%	62%
Net assets, end of period (in thousands)	$4,599	$9,769	$8,043	$6,237	$10,994	$7,419
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.27%[7]	2.97%	3.03%	2.77%	2.45%	2.56%
Expenses after reimbursements	1.31%[7]	1.27%	1.34%	1.52%	1.52%	1.52%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.22)%[7]	(1.51)%	(1.18)%	(0.66)%	(1.02)%	(1.51)%
Net investment income (loss) after reimbursements	(0.26)%[7]	0.19%	0.51%	0.59%	(0.09)%	(0.47)%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $81 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[6]	Ratios include legal expenses of $3 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[7]	Ratios include legal expenses of $1,300 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$10.64	$8.13	$8.36	$10.13	$7.07	$8.02
Income (loss) from investment operations:
Net investment income (loss)	0.11[1]	0.22	0.09	0.08[1]	0.02[1]	(0.01)[1]
Net realized and unrealized gain (loss)	0.15	2.58	(0.14)	(1.67)	3.10	(0.91)
Total from investment operations	0.26	2.80	(0.05)	(1.59)	3.12	(0.92)
Less distributions:
From net investment income	(0.03)	(0.28)	(0.18)	(0.18)	(0.06)	(0.03)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.03)	(0.29)	(0.18)	(0.18)	(0.06)	(0.03)
Net asset value at end of period	$10.87	$10.64	$8.13	$8.36	$10.13	$7.07
Total return[2]	2.48%	34.75%	(0.72)%	(15.92)%	44.20%	(11.47)%
Portfolio turnover rate[3]	44%	80%	94%	95%	87%	108%
Net assets, end of period (in thousands)	$2,550	$2,337	$1,597	$3,018	$2,561	$656
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.27%[5]	2.28%	2.27%	2.24%	2.11%	2.18%
Expenses after reimbursements	1.81%[5]	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.66%[5]	1.50%	1.57%	0.49%	(0.09)%	(0.59)%
Net investment income (loss) after reimbursements	2.12%[5]	2.01%	2.07%	0.96%	0.25%	(0.18)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$10.15	$7.78	$8.03	$9.75	$6.82	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.07[1]	0.11	(0.02)	0.02[1]	(0.03)[1]	0.01[1]
Net realized and unrealized gain (loss)	0.15	2.50	(0.10)	(1.62)	2.97	(0.96)
Total from investment operations	0.22	2.61	(0.12)	(1.60)	2.94	(0.95)
Less distributions:
From net investment income	(0.01)	(0.23)	(0.13)	(0.12)	(0.01)	(0.03)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.24)	(0.13)	(0.12)	(0.01)	(0.03)
Net asset value at end of period	$10.36	$10.15	$7.78	$8.03	$9.75	$6.82
Total return[2]	2.17%	33.73%	(1.51)%	(16.58)%	43.13%	(12.13)%
Portfolio turnover rate[3]	44%	80%	94%	95%	87%	108%
Net assets, end of period (in thousands)	$324	$267	$204	$293	$209	$286
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.03%[6]	3.03%	3.04%	3.00%	2.89%	3.01%
Expenses after reimbursements	2.56%[6]	2.52%	2.52%	2.52%	2.52%	2.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.86%[6]	0.76%	0.77%	(0.21)%	(0.77)%	(0.41)%
Net investment income (loss) after reimbursements	1.33%[6]	1.27%	1.29%	0.27%	(0.40)%	0.08%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$12.50	$9.50	$9.73	$11.77	$8.20	$9.32
Income (loss) from investment operations:
Net investment income	0.14[1]	0.25	0.24	0.11[1]	0.06[1]	0.09[1]
Net realized and unrealized gain (loss)	0.19	3.06	(0.27)	(1.95)	3.58	(1.13)
Total from investment operations	0.33	3.31	(0.03)	(1.84)	3.64	(1.04)
Less distributions:
From net investment income	(0.04)	(0.30)	(0.20)	(0.20)	(0.07)	(0.08)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.04)	(0.31)	(0.20)	(0.20)	(0.07)	(0.08)
Net asset value at end of period	$12.79	$12.50	$9.50	$9.73	$11.77	$8.20
Total return[2]	2.65%	35.11%	(0.42)%	(15.78)%	44.50%	(11.17)%
Portfolio turnover rate[3]	44%	80%	94%	95%	87%	108%
Net assets, end of period (in thousands)	$88,309	$86,409	$61,026	$69,320	$77,540	$53,053
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.02%[7]	2.03%	2.03%	1.98%	1.88%	2.00%
Expenses after reimbursements	1.56%[7]	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income to average net assets:
Net investment income before reimbursements	1.79%[7]	1.74%	1.73%	0.64%	0.23%	0.58%
Net investment income after reimbursements	2.25%[7]	2.25%	2.24%	1.10%	0.59%	1.06%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $476 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[6]	Ratios include legal expenses of $58 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[7]	Ratios include legal expenses of $16,557 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$11.67	$9.28	$8.29	$16.77	$13.08	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.08[1]	0.10[1]	0.13	(0.06)[1]	0.08
Net realized and unrealized gain (loss)	(0.22)	2.32	1.01	(5.67)	4.07	1.84
Total from investment operations	(0.19)	2.40	1.11	(5.54)	4.01	1.92
Less distributions:
From net investment income	(0.05)	(0.01)	(0.12)	(0.09)	(0.10)	(0.02)
From net realized gain	—	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.05)	(0.01)	(0.12)	(2.94)	(0.32)	(0.02)
Net asset value at end of period	$11.43	$11.67	$9.28	$8.29	$16.77	$13.08
Total return[2]	(1.66)%	25.91%	13.26%	(39.01)%	30.92%	17.21%
Portfolio turnover rate[3]	33%	103%	79%	85%	77%	76%
Net assets, end of period (in thousands)	$32,861	$36,317	$4,469	$3,081	$3,872	$1,394
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.64%[5]	1.76%	1.69%	1.65%	1.56%	1.81%
Expenses after reimbursements	1.31%[5]	1.27%	1.32%	1.42%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.22%[5]	0.22%	0.59%	0.75%	(0.48)%	(0.42)%
Net investment income (loss) after reimbursements	0.55%[5]	0.71%	0.96%	0.98%	(0.34)%	(0.03)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$10.75	$8.61	$7.70	$15.80	$12.39	$10.64
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)[1]	0.03[1]	0.02	(0.16)[1]	(0.10)
Net realized and unrealized gain (loss)	(0.19)	2.17	0.93	(5.25)	3.86	1.85
Total from investment operations	(0.21)	2.14	0.96	(5.23)	3.70	1.75
Less distributions:
From net investment income	(0.03)	(—)[6]	(0.05)	(0.03)	(0.07)	—
From net realized gain	—	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.03)	—	(0.05)	(2.87)	(0.29)	—
Net asset value at end of period	$10.51	$10.75	$8.61	$7.70	$15.80	$12.39
Total return[2]	(1.98)%	24.90%	12.45%	(39.46)%	30.13%	16.45%
Portfolio turnover rate[3]	33%	103%	79%	85%	77%	76%
Net assets, end of period (in thousands)	$65	$67	$70	$105	$107	$2
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.39%[7]	2.48%	2.45%	2.42%	2.29%	2.49%
Expenses after reimbursements	2.06%[7]	2.02%	2.07%	2.17%	2.17%	2.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.52)%[7]	(0.73)%	(0.09)%	0.12%	(1.11)%	(1.22)%
Net investment income (loss) after reimbursements	(0.19)%[7]	(0.27)%	0.29%	0.37%	(0.99)%	(0.90)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$11.24	$8.93	$7.97	$16.23	$12.65	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.08[1]	0.12[1]	0.17	(0.02)[1]	0.11
Net realized and unrealized gain (loss)	(0.23)	2.26	0.98	(5.47)	3.92	1.77
Total from investment operations	(0.18)	2.34	1.10	(5.30)	3.90	1.88
Less distributions:
From net investment income	(0.05)	(0.03)	(0.14)	(0.11)	(0.10)	(0.04)
From net realized gain	—	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.05)	(0.03)	(0.14)	(2.96)	(0.32)	(0.04)
Net asset value at end of period	$11.01	$11.24	$8.93	$7.97	$16.23	$12.65
Total return[2]	(1.58)%	26.19%	13.65%	(38.85)%	31.24%	17.41%
Portfolio turnover rate[3]	33%	103%	79%	85%	77%	76%
Net assets, end of period (in thousands)	$131,384	$126,172	$88,044	$90,921	$116,727	$82,385
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.39%[8]	1.49%	1.44%	1.41%	1.32%	1.56%
Expenses after reimbursements	1.06%[8]	1.02%	1.07%	1.17%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.51%[8]	0.29%	0.84%	1.10%	(0.26)%	(0.22)%
Net investment income (loss) after reimbursements	0.84%[8]	0.76%	1.21%	1.34%	(0.11)%	0.17%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $6,241 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[6]	Amount is less than $0.005 per share.
[7]	Ratios include legal expenses of $12 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
[8]	Ratios include legal expenses of $23,271 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$10.89	$8.64	$7.61	$14.91	$12.05	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.03	0.01	(0.09)	(0.01)
Net realized and unrealized gain (loss)	(0.28)	2.24	1.06	(5.27)	3.04	2.06
Total from investment operations	(0.27)	2.25	1.09	(5.26)	2.95	2.05
Less distributions:
From net investment income	(0.03)	(—)[2]	(0.06)	—	(0.09)	—
From net realized gain	—	—	—	(2.03)	—	—
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.03)	—	(0.06)	(2.04)	(0.09)	—
Net asset value at end of period	$10.59	$10.89	$8.64	$7.61	$14.91	$12.05
Total return[3]	(2.44)%	26.09%	14.21%	(40.26)%	24.50%	20.50%
Portfolio turnover rate[4]	23%	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$2	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.39%	2.43%	2.49%	2.49%	2.39%	4.16%
Expenses after reimbursements	1.27%	1.27%	1.32%	1.42%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.87)%	(1.03)%	(0.95)%	(1.12)%	(1.56)%	(2.89)%
Net investment income (loss) after reimbursements	0.25%	0.13%	0.22%	(0.05)%	(0.59)%	(0.15)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$10.59	$8.45	$7.47	$14.77	$12.00	$10.00
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.06)	(0.05)	(0.04)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	(0.27)	2.20	1.05	(5.23)	3.05	2.06
Total from investment operations	(0.30)	2.14	1.00	(5.27)	2.85	2.00
Less distributions:
From net investment income	—	—	(0.02)	—	(0.08)	—
From net realized gain	—	—	—	(2.03)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(0.02)	(2.03)	(0.08)	—
Net asset value at end of period	$10.29	$10.59	$8.45	$7.47	$14.77	$12.00
Total return[3]	(2.83)%	25.33%	13.32%	(40.76)%	23.81%	20.00%
Portfolio turnover rate[4]	23%	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.94%	3.14%	3.22%	3.22%	3.14%	4.77%
Expenses after reimbursements	2.02%	2.02%	2.07%	2.17%	2.17%	2.17%
Net investment loss to average net assets:
Net investment loss before reimbursements	(1.46)%	(1.77)%	(1.70)%	(1.85)%	(2.32)%	(3.50)%
Net investment loss after reimbursements	(0.54)%	(0.65)%	(0.55)%	(0.80)%	(1.35)%	(0.90)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$10.99	$8.69	$7.65	$14.96	$12.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.05	0.03	(0.05)	0.01
Net realized and unrealized gain (loss)	(0.30)	2.27	1.06	(5.29)	3.04	2.05
Total from investment operations	(0.27)	2.31	1.11	(5.26)	2.99	2.06
Less distributions:
From net investment income	(0.05)	(0.01)	(0.07)	—	(0.09)	(—)[2]
From net realized gain	—	—	—	(2.03)	—	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.05)	(0.01)	(0.07)	(2.05)	(0.09)	—
Net asset value at end of period	$10.67	$10.99	$8.69	$7.65	$14.96	$12.06
Total return[3]	(2.42)%	26.54%	14.45%	(40.10)%	24.82%	20.60%
Portfolio turnover rate[4]	23%	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$12,514	$12,836	$10,149	$8,884	$15,041	$12,062
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.04%[6]	2.21%	2.19%	2.12%	2.16%	3.68%
Expenses after reimbursements	1.06%[6]	1.02%	1.07%	1.17%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.35)%[6]	(0.80)%	(0.63)%	(0.74)%	(1.34)%	(2.41)%
Net investment income (loss) after reimbursements	0.63%[6]	0.39%	0.49%	0.21%	(0.35)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	Ratios include legal expenses of $2,343 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net Investment Income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.35	$7.34	$7.52	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.24	0.50	0.37	0.30	0.32	0.03
Net realized and unrealized gain (loss)	(0.18)	1.00	(0.11)	(2.37)	0.06	(0.15)
Total from investment operations	0.06	1.50	0.26	(2.07)	0.38	(0.12)
Less distributions:
From net investment income	(0.23)	(0.49)	(0.41)	(0.31)	(0.33)	(0.03)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.23)	(0.49)	(0.44)	(0.31)	(0.33)	(0.03)
Net asset value at end of period	$8.18	$8.35	$7.34	$7.52	$9.90	$9.85
Total return[2]	0.72%	20.72%	3.31%	(21.27)%	3.85%	(1.19)%
Portfolio turnover rate[3]	7%	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.89%	2.03%	1.74%	1.56%	1.77%	4.88%
Expenses after reimbursements	0.92%	0.92%	0.96%	0.97%	0.97%	0.97%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	4.85%	4.91%	4.02%	2.87%	2.42%	(1.27)%
Net investment income after reimbursements	5.82%	6.02%	4.80%	3.46%	3.22%	2.64%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.35	$7.34	$7.52	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.20	0.44	0.32	0.24	0.25	0.02
Net realized and unrealized gain (loss)	(0.17)	1.00	(0.11)	(2.38)	0.05	(0.15)
Total from investment operations	0.03	1.44	0.21	(2.14)	0.30	(0.13)
Less distributions:
From net investment income	(0.20)	(0.43)	(0.36)	(0.24)	(0.25)	(0.02)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.20)	(0.43)	(0.39)	(0.24)	(0.25)	(0.02)
Net asset value at end of period	$8.18	$8.35	$7.34	$7.52	$9.90	$9.85
Total return[2]	0.41%	19.82%	2.59%	(21.84)%	3.08%	(1.26)%
Portfolio turnover rate[3]	7%	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.70%	2.59%	2.17%	2.12%	2.49%	5.62%
Expenses after reimbursements	1.67%	1.67%	1.71%	1.72%	1.72%	1.72%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	4.18%	4.36%	3.67%	2.34%	1.70%	(2.02)%
Net investment income after reimbursements	5.21%	5.28%	4.13%	2.74%	2.47%	1.88%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.37	$7.35	$7.53	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.24	0.51	0.38	0.32	0.35	0.03
Net realized and unrealized gain (loss)	(0.19)	1.01	(0.11)	(2.37)	0.05	(0.15)
Total from investment operations	0.05	1.52	0.27	(2.05)	0.40	(0.12)
Less distributions:
From net investment income	(0.23)	(0.50)	(0.42)	(0.32)	(0.35)	(0.03)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.23)	(0.50)	(0.45)	(0.32)	(0.35)	(0.03)
Net asset value at end of period	$8.19	$8.37	$7.35	$7.53	$9.90	$9.85
Total return[2]	0.66%	20.93%	3.41%	(21.02)%	4.03%	(1.16)%
Portfolio turnover rate[3]	7%	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$19,381	$19,414	$16,347	$16,042	$20,442	$19,757
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.38%[5]	1.59%[5]	1.31%	1.19%	1.48%	4.43%
Expenses after reimbursements	0.74%[5]	0.68%[5]	0.71%	0.72%	0.72%	0.72%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	5.34%[5]	5.20%[5]	4.34%	3.21%	2.66%	(0.92)%
Net investment income after reimbursements	5.98%[5]	6.11%[5]	4.94%	3.68%	3.42%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $6,404 and $2,091 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively. Expense ratios would have been lower by 0.07% and 0.01% and Net Investment Income ratios would have been higher by 0.07% and 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	0.05	0.03
Net realized and unrealized loss	(0.35)	(0.09)
Total from investment operations	(0.30)	(0.06)
Less distributions:
From net investment income	(0.04)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.04)	(0.03)
Net asset value at end of period	$9.57	$9.91
Total return[2]	(2.98)%	(0.60)%
Portfolio turnover rate[3]	33%	22%
Net assets, end of period (in thousands)	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.73%	4.60%
Expenses after reimbursements	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.39)%	(2.49)%
Net investment income after reimbursements	1.07%	0.84%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	0.02	0.02
Net realized and unrealized loss	(0.35)	(0.11)
Total from investment operations	(0.33)	(0.09)
Less distributions:
From net investment income	(0.04)	(0.02)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.04)	(0.02)
Net asset value at end of period	$9.52	$9.89
Total return[2]	(3.37)%	(0.87)%
Portfolio turnover rate[3]	33%	22%
Net assets, end of period (in thousands)	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	5.44%	5.23%
Expenses after reimbursements	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(3.11)%	(3.56)%
Net investment income (loss) after reimbursements	0.31%	(0.35)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.92	$10.00
Income (loss) from investment operations:
Net investment income	0.07	0.03
Net realized and unrealized loss	(0.36)	(0.08)
Total from investment operations	(0.29)	(0.05)
Less distributions:
From net investment income	(0.05)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.05)	(0.03)
Net asset value at end of period	$9.58	$9.92
Total return[2]	(2.94)%	(0.47)%
Portfolio turnover rate[3]	33%	22%
Net assets, end of period (in thousands)	$7,210	$7,439
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.46%[5]	4.37%
Expenses after reimbursements	1.06%[5]	1.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.08)%[5]	(2.51)%
Net investment income after reimbursements	1.32%[5]	0.84%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 11, 2024.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $1,353 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2025. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $727,248)
Angola (Rep of), 8.750%, 04/14/2032		200,000	$154,062	0.20
Angola (Rep of), 9.375%, 05/08/2048		274,000	191,885	0.25
Angola (Rep of), 9.125%, 11/26/2049		408,000	277,236	0.36
			623,183	0.81
Argentina (Cost $875,129)
Argentina (Rep of), 1.000%, 07/09/2029		235,706	190,215	0.25
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		899,189	689,453	0.90
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		550,973	365,364	0.47
Argentina (Rep of), 5.000%, 01/09/2038[2]		317,108	222,967	0.29
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		284,468	175,552	0.23
			1,643,551	2.14
Armenia (Cost $195,095)
Armenia (Rep of), 6.750%, 03/12/2035[3]		200,000	188,000	0.24
			188,000	0.24
Azerbaijan (Cost $410,885)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	398,384	0.52
			398,384	0.52
Bahrain (Cost $298,078)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	312,459	0.41
			312,459	0.41
Benin (Cost $195,874)
Benin (Rep of), 8.375%, 01/23/2041[3]		200,000	181,250	0.24
			181,250	0.24
Brazil (Cost $7,636,566)
Brazil (Rep of), 6.000%, 04/07/2026		250,000	251,625	0.33
Brazil (Rep of), 4.625%, 01/13/2028		240,000	238,320	0.31
Brazil (Rep of), 6.125%, 03/15/2034		200,000	196,200	0.26
Brazil (Rep of), 5.000%, 01/27/2045		277,000	210,520	0.27
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[4]	BRL	15,224,000	2,034,845	2.65
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[4]	BRL	6,060,000	762,068	0.99
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	14,558,000	1,409,642	1.83
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	6,476,000	1,078,733	1.40
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		276,194	213,498	0.28
Oi S.A., (88% PIK), 8.500%, 12/31/2028[3,5]		3,323,859	226,022	0.29
			6,621,473	8.61
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Bulgaria (Cost $23,100)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	$23,182	0.03
			23,182	0.03
Chile (Cost $2,166,573)
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	370,000,000	398,593	0.52
Chile (Rep of), 4.950%, 01/05/2036		610,637	596,287	0.78
Chile (Rep of), 3.100%, 05/07/2041		360,000	265,500	0.34
Chile (Rep of), 3.100%, 01/22/2061		354,000	210,232	0.27
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	220,948	0.29
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	227,795	0.30
			1,919,355	2.50
China (Cost $27,552,506)
Central China Real Estate Ltd., 7.650%, 08/27/2023[6,7]		1,900,000	83,600	0.11
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		1,910,000	84,040	0.11
Central China Real Estate Ltd., 7.250%, 08/13/2024[6,7]		3,666,000	155,805	0.20
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		1,667,000	70,847	0.09
China (Rep of), 2.270%, 05/25/2034	CNY	6,060,000	875,888	1.14
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		1,800,000	76,500	0.10
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6,7]		1,180,000	50,150	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,330,000	56,525	0.07
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		727,000	30,898	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	112,875	0.15
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	140,875	0.18
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	29,725	0.04
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	59,812	0.08
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	148,750	0.19
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		2,500,000	106,250	0.14
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		150,000	10,500	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	264,364	0.34
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5]		242,011	27,831	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5]		242,599	28,505	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5]		243,156	27,963	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5]		390,696	44,930	0.06
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5]		554,417	63,758	0.08
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5]		1,446,184	166,311	0.22
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6,7]		1,595,000	111,650	0.15
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		3,962,000	277,340	0.36
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	93,100	0.12
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		320,000	22,400	0.03
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	2,775	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		1,532,000	3,830	—
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		400,000	1,000	—
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		3,158,000	$7,895	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[6,7]		387,000	968	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		3,591,000	8,978	0.01
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6,7]		4,406,000	12,337	0.02
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6,7]		8,407,000	21,018	0.03
Zhenro Properties Group Ltd., 14.724%, 05/29/2025		1,360,000	3,808	—
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		2,065,000	5,782	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		5,713,000	15,996	0.02
			3,305,579	4.30
Colombia (Cost $1,753,680)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	284,758	0.37
Colombia (Rep of), 5.625%, 02/26/2044		250,000	178,438	0.23
Colombia (Rep of), 5.000%, 06/15/2045		344,000	224,460	0.29
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	92,261	0.12
Colombian TES, 7.000%, 03/26/2031	COP	575,200,000	110,303	0.15
Colombian TES, 13.250%, 02/09/2033	COP	1,251,100,000	315,098	0.41
Colombian TES, 6.250%, 07/09/2036	COP	373,400,000	56,306	0.07
Colombian TES, 11.500%, 07/25/2046	COP	1,652,400,000	351,332	0.46
			1,612,956	2.10
Costa Rica (Cost $395,249)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	205,893	0.27
Costa Rica (Rep of), 7.300%, 11/13/2054		200,000	202,850	0.26
			408,743	0.53
Czech Republic (Cost $3,069,478)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,640,000	65,543	0.09
Czech (Rep of), 5.000%, 09/30/2030	CZK	6,890,000	333,368	0.43
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	170,353	0.22
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,410,000	93,953	0.12
Czech (Rep of), 4.900%, 04/14/2034	CZK	1,710,000	83,043	0.11
Czech (Rep of), 4.200%, 12/04/2036	CZK	3,130,000	142,145	0.18
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	669,526	—	—
			888,405	1.15
Dominican Republic (Cost $1,649,107)
Dominican (Rep of), 6.000%, 07/19/2028		198,000	199,584	0.26
Dominican (Rep of), 4.875%, 09/23/2032		640,000	575,398	0.75
Dominican (Rep of), 5.300%, 01/21/2041		294,000	244,718	0.32
Dominican (Rep of), 6.500%, 02/15/2048		222,000	204,240	0.27
Dominican (Rep of), 6.400%, 06/05/2049		156,000	142,584	0.18
Dominican (Rep of), 5.875%, 01/30/2060		300,000	247,763	0.32
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	3,350,000	57,086	0.07
			1,671,373	2.17
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ecuador (Cost $244,370)
Ecuador (Rep of), (Step to 6.900% on 07/31/25), 5.500%, 07/31/2035[2]		296,000	$176,934	0.23
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		233,684	121,720	0.16
			298,654	0.39
Egypt (Cost $1,473,223)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	364,549	0.47
Egypt (Rep of), 7.625%, 05/29/2032		239,000	201,238	0.26
Egypt (Rep of), 8.500%, 01/31/2047		399,000	289,075	0.38
Egypt (Rep of), 7.903%, 02/21/2048		350,000	239,549	0.31
Egypt (Rep of), 8.700%, 03/01/2049		279,000	204,925	0.27
Egypt (Rep of), 8.875%, 05/29/2050		207,000	154,060	0.20
			1,453,396	1.89
El Salvador (Cost $143,673)
El Salvador (Rep of), 7.650%, 06/15/2035		51,000	47,800	0.06
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	119,700	0.16
			167,500	0.22
Ghana (Cost $853,668)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		49,032	46,090	0.06
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		279,351	236,401	0.31
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		100,812	75,861	0.10
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2]		6,000	3,990	—
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		605,369	402,570	0.52
			764,912	0.99
Guatemala (Cost $299,376)
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	222,951	0.29
			222,951	0.29
Hungary (Cost $1,355,492)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	265,163	0.34
Hungary (Rep of), 2.125%, 09/22/2031		522,000	423,473	0.55
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	132,014	0.17
Hungary (Rep of), 3.125%, 09/21/2051		394,000	229,412	0.30
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	205,626	0.27
			1,255,688	1.63
India (Cost $2,325,043)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	276,216	0.36
India (Rep of), 7.180%, 08/14/2033	INR	32,860,000	409,473	0.53
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	497,526	0.65
India (Rep of), 7.180%, 07/24/2037	INR	70,980,000	891,306	1.16
India (Rep of), 7.360%, 09/12/2052	INR	4,480,000	56,800	0.07
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
India (Rep of), 7.300%, 06/19/2053	INR	22,590,000	$284,415	0.37
			2,415,736	3.14
Indonesia (Cost $4,655,936)
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	97,584	0.13
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	295,954	0.38
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,011,000,000	184,484	0.24
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	67,595	0.09
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	147,765	0.19
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	167,617	0.22
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	252,210	0.33
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	1,350,000,000	89,214	0.12
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	109,800	0.14
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	203,575	0.26
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	36,079	0.05
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	3,649,000,000	222,342	0.29
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	119,040	0.15
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	216,089	0.28
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	325,458	0.42
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	257,040	0.33
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	316,169	0.41
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	261,261	0.34
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	196,376	0.26
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	199,914	0.26
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	192,310	0.25
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	275,200	0.36
			4,233,076	5.50
Ivory Coast (Cost $1,127,475)
Ivory Coast (Rep of), 6.375%, 03/03/2028		360,000	353,588	0.46
Ivory Coast (Rep of), 6.125%, 06/15/2033		511,000	439,460	0.57
Ivory Coast (Rep of), 8.250%, 01/30/2037		310,000	284,425	0.37
			1,077,473	1.40
Kazakhstan (Cost $703,738)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		290,000	278,255	0.36
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	303,322	0.40
			581,577	0.76
Kenya (Cost $154,773)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	149,000	0.19
			149,000	0.19
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $3,761,488)
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	3,881,000	$905,762	1.18
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,012,000	727,382	0.95
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,205,000	279,468	0.36
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	337,000	79,042	0.10
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	162,219	0.21
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	52,133	0.07
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	1,742,000	413,304	0.54
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	41,058	0.05
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	107,039	0.14
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	28,593	0.04
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	174,624	0.23
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	646,030	0.84
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	242,181	0.31
			3,858,835	5.02
Mexico (Cost $5,334,203)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	240,462	0.31
Comision Federal de Electricidad, 6.450%, 01/24/2035[3]		200,000	191,448	0.25
Mexican Bonos, 8.500%, 05/31/2029	MXN	18,760,000	949,403	1.24
Mexican Bonos, 7.750%, 05/29/2031	MXN	18,840,000	905,200	1.18
Mexican Bonos, 7.750%, 11/13/2042	MXN	9,640,000	401,463	0.52
Mexico (Rep of), 5.400%, 02/09/2028		212,000	216,028	0.28
Mexico (Rep of), 6.338%, 05/04/2053		274,000	240,572	0.31
Mexico (Rep of), 3.771%, 05/24/2061		296,000	167,536	0.22
Mexico (Rep of), 3.750%, 04/19/2071		498,000	270,165	0.35
Mexico (Rep of), 5.750%, 10/12/2110		156,000	118,092	0.15
Petroleos Mexicanos, 8.750%, 06/02/2029		151,745	148,923	0.20
Petroleos Mexicanos, 6.750%, 09/21/2047		522,000	348,957	0.46
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	110,333	0.14
Petroleos Mexicanos, 7.690%, 01/23/2050		720,000	525,600	0.68
Petroleos Mexicanos, 6.950%, 01/28/2060		451,000	299,915	0.39
			5,134,097	6.68
Mongolia (Cost $211,184)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	216,715	0.28
			216,715	0.28
Morocco (Cost $575,236)
Morocco (Rep of), 6.500%, 09/08/2033		450,000	464,625	0.60
Morocco (Rep of), 4.000%, 12/15/2050		200,000	131,500	0.17
			596,125	0.77
Nigeria (Cost $1,664,572)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	269,206	0.35
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	256,996	0.34
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	384,172	0.50
Nigeria OMO Bill, 0.000%, 10/07/2025[4]	NGN	613,308,000	342,417	0.45
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria OMO Bill, 0.000%, 11/04/2025[4]	NGN	364,474,000	$201,164	0.26
Nigeria OMO Bill, 0.000%, 12/09/2025[4]	NGN	244,804,000	131,638	0.17
Nigeria OMO Bill, 0.000%, 02/10/2026[4]	NGN	228,850,000	118,031	0.15
			1,703,624	2.22
Oman (Cost $1,359,902)
Oman (Rep of), 6.750%, 10/28/2027		267,000	276,537	0.36
Oman (Rep of), 6.000%, 08/01/2029		380,000	391,164	0.51
Oman (Rep of), 6.500%, 03/08/2047		200,000	197,494	0.26
Oman (Rep of), 6.750%, 01/17/2048		215,000	216,613	0.28
Oman (Rep of), 7.000%, 01/25/2051		302,000	314,270	0.41
			1,396,078	1.82
Pakistan (Cost $246,453)
Pakistan (Rep of), 8.875%, 04/08/2051		400,000	285,000	0.37
			285,000	0.37
Panama (Cost $687,020)
Panama (Rep of), 9.375%, 04/01/2029		194,000	215,534	0.28
Panama (Rep of), 6.700%, 01/26/2036		130,000	125,515	0.16
Panama (Rep of), 4.300%, 04/29/2053		357,000	218,752	0.29
			559,801	0.73
Paraguay (Cost $318,977)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	332,372	0.43
			332,372	0.43
Peru (Cost $2,079,758)
Peru (Rep of), 6.150%, 08/12/2032	PEN	334,000	92,599	0.12
Peru (Rep of), 8.750%, 11/21/2033		273,000	331,422	0.43
Peru (Rep of), 5.375%, 02/08/2035		583,000	575,421	0.75
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	1,022,000	288,901	0.38
Peru (Rep of), 3.300%, 03/11/2041		100,000	72,848	0.09
Peru (Rep of), 5.625%, 11/18/2050		138,000	129,203	0.17
Peru (Rep of), 2.780%, 12/01/2060		217,000	116,095	0.15
Peru (Rep of), 3.230%, 07/28/2121		117,000	62,361	0.08
Petroleos del Peru S.A., 5.625%, 06/19/2047		400,000	243,600	0.32
			1,912,450	2.49
Philippines (Cost $1,022,486)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	175,087	0.23
Philippines (Rep of), 7.750%, 01/14/2031		109,000	125,895	0.16
Philippines (Rep of), 6.375%, 10/23/2034		102,000	111,180	0.15
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	208,397	0.27
Philippines (Rep of), 3.950%, 01/20/2040		353,000	300,756	0.39
			921,315	1.20
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $2,744,938)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	$201,014	0.26
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034[3]		200,000	203,544	0.27
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054[3]		200,000	199,404	0.26
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	121,721	0.16
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	117,478	0.15
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,305,000	602,818	0.78
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	124,767	0.16
Poland (Rep of), 5.500%, 11/16/2027		138,000	142,270	0.19
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,315,000	332,089	0.43
Poland (Rep of), 7.500%, 07/25/2028	PLN	1,020,000	294,036	0.38
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	209,452	0.27
Poland (Rep of), 4.875%, 10/04/2033		88,000	87,032	0.11
Poland (Rep of), 6.000%, 10/25/2033	PLN	246,000	68,937	0.09
Poland (Rep of), 5.000%, 10/25/2034	PLN	732,000	190,641	0.25
Poland (Rep of), 5.500%, 03/18/2054		137,000	127,821	0.17
			3,023,024	3.93
Qatar (Cost $813,311)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	268,600	0.35
Qatar (Rep of), 4.817%, 03/14/2049		220,000	199,980	0.26
QatarEnergy, 3.125%, 07/12/2041		450,000	328,500	0.43
			797,080	1.04
Romania (Cost $1,756,302)
Romania (Rep of), 3.000%, 02/27/2027		68,000	64,967	0.08
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	315,917	0.41
Romania (Rep of), 6.625%, 02/17/2028		172,000	175,655	0.23
Romania (Rep of), 5.875%, 01/30/2029		158,000	156,520	0.20
Romania (Rep of), 3.000%, 02/14/2031		60,000	49,688	0.06
Romania (Rep of), 7.350%, 04/28/2031	RON	1,145,000	258,842	0.34
Romania (Rep of), 3.625%, 03/27/2032		44,000	36,477	0.05
Romania (Rep of), 7.125%, 01/17/2033		88,000	88,671	0.12
Romania (Rep of), 4.750%, 10/11/2034	RON	750,000	139,865	0.18
Romania (Rep of), 5.750%, 03/24/2035[3]		84,000	74,314	0.10
Romania (Rep of), 7.500%, 02/10/2037[3]		184,000	183,080	0.24
Romania (Rep of), 6.125%, 01/22/2044		56,000	47,523	0.06
Romania (Rep of), 4.000%, 02/14/2051		172,000	101,695	0.13
			1,693,214	2.20
Saudi Arabia (Cost $1,294,104)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	359,965	0.47
Saudi (Rep of), 4.750%, 01/18/2028		348,000	350,502	0.46
Saudi (Rep of), 4.625%, 10/04/2047		249,000	203,309	0.26
Saudi (Rep of), 4.500%, 04/22/2060		297,000	228,506	0.30
			1,142,282	1.49
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $3,310,195)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	$549,220	0.71
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	18,498,195	963,793	1.25
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	404,764	0.53
South Africa (Rep of), 5.875%, 04/20/2032		215,000	203,131	0.26
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	7,355,749	354,481	0.46
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,488,840	65,515	0.09
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	6,900,423	287,063	0.37
South Africa (Rep of), 5.650%, 09/27/2047		346,000	246,636	0.32
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	5,194,831	212,876	0.28
			3,287,479	4.27
Supranational (Cost $787,885)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	7,600,000	90,486	0.12
Inter-American Development Bank, 7.350%, 10/06/2030	INR	14,000,000	170,737	0.22
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	30,000,000	357,843	0.47
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	14,700,000	172,662	0.22
			791,728	1.03
Thailand (Cost $960,057)
Thailand (Rep of), 2.350%, 06/17/2026	THB	16,588,000	500,432	0.65
Thailand (Rep of), 2.650%, 06/17/2028	THB	4,139,000	127,745	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	946,000	32,323	0.04
Thailand (Rep of), 3.300%, 06/17/2038	THB	6,314,000	214,965	0.28
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	55,252	0.07
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	64,873	0.08
			995,590	1.29
Turkey (Cost $1,975,701)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	160,777	0.21
Turkey (Rep of), 5.250%, 03/13/2030		356,000	328,588	0.43
Turkey (Rep of), 7.125%, 07/17/2032		242,000	235,708	0.31
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,213,259	48,274	0.06
Turkey (Rep of), 6.500%, 01/03/2035		265,000	242,475	0.31
Turkey (Rep of), 4.875%, 04/16/2043		336,000	225,876	0.29
Turkey (Rep of), 5.750%, 05/11/2047		287,000	206,353	0.27
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027		386,000	400,356	0.52
			1,848,407	2.40
Ukraine (Cost $526,559)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		17,110	8,324	0.01
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		63,943	23,979	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,3]		602,612	297,389	0.39
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		54,036	$26,883	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,3]		278,322	135,543	0.18
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		45,030	22,290	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,3]		90,320	43,444	0.06
			557,852	0.73
United Arab Emirates (Cost $1,004,238)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	249,167	0.32
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	209,564	0.27
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	304,798	0.40
DP World Ltd., 5.625%, 09/25/2048		230,000	211,899	0.28
			975,428	1.27
United States (Cost $662,547)
U.S. Treasury Bill, 4.133%, 07/10/2025[9]		668,000	662,551	0.86
			662,551	0.86
Uruguay (Cost $1,899,307)
Uruguay (Rep of), (100% Cash), 7.875%, 01/15/2033[5]		189,794	222,628	0.29
Uruguay (Rep of), 5.750%, 10/28/2034		199,978	208,977	0.27
Uruguay (Rep of), 7.625%, 03/21/2036		158,487	187,411	0.25
Uruguay (Rep of), 4.125%, 11/20/2045		141,498	119,389	0.16
Uruguay (Rep of), 5.100%, 06/18/2050		134,805	123,818	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		247,026	217,754	0.28
Uruguay (Rep of), 5.250%, 09/10/2060		181,639	163,651	0.21
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[4]	UYU	3,737,000	87,005	0.11
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[4]	UYU	6,650,000	152,165	0.20
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[4]	UYU	7,180,000	163,057	0.21
Uruguay Monetary Regulation Bill, 0.000%, 11/07/2025[4]	UYU	401,000	9,089	0.01
Uruguay Monetary Regulation Bill, 0.000%, 04/10/2026[4]	UYU	5,622,000	122,388	0.16
			1,777,332	2.31
Uzbekistan (Cost $393,350)
Uzbekistan (Rep of), 15.500%, 02/25/2028[3]	UZS	2,500,000,000	193,864	0.25
Uzbekistan (Rep of), 6.947%, 05/25/2032[3]		200,000	199,300	0.26
			393,164	0.51
Venezuela (Cost $7,925,643)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,533,000	7,005,690	9.11
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6,7]		224,000	30,240	0.04
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		265,270	33,424	0.05
Venezuela (Rep of), 11.750%, 10/21/2026[6]		1,653,300	299,247	0.39
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,484,000	609,700	0.79
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 11.950%, 08/05/2031[6]		2,241,800	$369,897	0.48
			8,348,198	10.86
Zambia (Cost $233,326)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		161,082	139,185	0.18
Zambia (Rep of), 0.500%, 12/31/2053		160,015	90,709	0.12
			229,894	0.30
Total Debt Securities (Cost $103,834,077)			75,857,491	98.65

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $56,269)
Sunac Services Holdings Ltd.[3]	HKD	206,826	$49,096	0.06
			49,096	0.06
Total Equity Securities (Cost $56,269)			49,096	0.06
Total Investments (Total Cost $103,890,346)			75,906,587	98.71
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			990,430	1.29
Net Assets			$76,897,017	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $4,173,845 or 5.43% of net assets.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At April 30, 2025, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2025	Barclays	Turkish Lira	18,566,955	United States Dollar	401,507	$80,817
05/02/2025	Morgan Stanley	Turkish Lira	26,497,173	United States Dollar	681,494	6,839
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/05/2025	Santander	Brazilian Real	590,000	United States Dollar	102,719	$1,106
05/15/2025	Deutsche Bank	Indian Rupee	28,614,950	United States Dollar	331,000	7,062
05/15/2025	Morgan Stanley	Indian Rupee	34,881,441	United States Dollar	404,000	8,095
05/15/2025	Merrill Lynch	Indonesian Rupiah	6,324,320,000	United States Dollar	376,000	5,319
05/15/2025	Morgan Stanley	Indonesian Rupiah	297,997,047	United States Dollar	17,710	258
05/15/2025	Citibank	Singapore Dollar	1,620,133	United States Dollar	1,221,000	20,519
05/15/2025	Merrill Lynch	Singapore Dollar	367,573	United States Dollar	273,645	8,029
05/15/2025	Morgan Stanley	Singapore Dollar	245,439	United States Dollar	185,000	3,081
05/15/2025	Citibank	Taiwan Dollar	37,495,624	United States Dollar	1,161,954	12,689
05/15/2025	Deutsche Bank	Taiwan Dollar	23,339,436	United States Dollar	712,111	19,054
05/15/2025	Merrill Lynch	Taiwan Dollar	23,339,436	United States Dollar	710,118	21,048
05/15/2025	BNP Paribas	United States Dollar	119,005	Indonesian Rupiah	1,956,481,664	1,040
05/15/2025	Merrill Lynch	United States Dollar	58,500	Indonesian Rupiah	969,631,650	37
05/29/2025	BNP Paribas	Egyptian Pound	489,086	United States Dollar	9,316	154
05/29/2025	Citibank	Egyptian Pound	7,701,039	United States Dollar	145,467	3,644
05/29/2025	Barclays	Thai Baht	29,940,877	United States Dollar	896,756	1,545
05/29/2025	UBS	United States Dollar	38,300	Thai Baht	1,276,482	2
05/30/2025	Merrill Lynch	Philippine Peso	6,910,483	United States Dollar	118,442	5,351
06/03/2025	BNP Paribas	Egyptian Pound	2,383,527	United States Dollar	45,663	385
06/03/2025	Deutsche Bank	Egyptian Pound	5,072,450	United States Dollar	96,069	1,928
06/03/2025	HSBC Bank	United States Dollar	2,768,721	Brazilian Real	15,828,227	4,093
06/12/2025	Citibank	Chinese Offshore Yuan	13,403,806	United States Dollar	1,846,000	4,336
06/12/2025	Morgan Stanley	Egyptian Pound	8,083,573	United States Dollar	149,270	6,312
06/12/2025	HSBC Bank	Indian Rupee	58,501,075	United States Dollar	667,390	21,755
06/12/2025	Merrill Lynch	Indian Rupee	64,751,180	United States Dollar	739,000	23,771
06/12/2025	State Street	Indian Rupee	3,546,348	United States Dollar	40,403	1,373
06/12/2025	Citibank	Korean Won	3,096,801,220	United States Dollar	2,142,131	38,042
06/12/2025	Merrill Lynch	Korean Won	499,622,100	United States Dollar	345,000	6,738
06/12/2025	Morgan Stanley	Korean Won	1,479,782,400	United States Dollar	1,024,000	17,779
06/12/2025	Barclays	United States Dollar	1,025,000	Chinese Offshore Yuan	7,393,798	4,319
06/12/2025	Deutsche Bank	United States Dollar	112,500	Chinese Offshore Yuan	813,800	158
06/12/2025	Merrill Lynch	United States Dollar	230,183	Chinese Offshore Yuan	1,660,526	955
06/12/2025	HSBC Bank	United States Dollar	9,485	Egyptian Pound	487,546	102
06/18/2025	Deutsche Bank	Malaysian Ringgit	3,539,153	United States Dollar	800,605	21,084
06/18/2025	HSBC Bank	Malaysian Ringgit	1,209,044	United States Dollar	273,620	7,085
06/18/2025	JPMorgan Chase	Malaysian Ringgit	288,044	United States Dollar	65,301	1,574
06/18/2025	Merrill Lynch	Malaysian Ringgit	2,777,126	United States Dollar	618,720	26,048
07/31/2025	Citibank	Czech Koruna	55,682,073	United States Dollar	2,527,178	6,666
07/31/2025	Societe Generale	Hungarian Forint	219,132,462	United States Dollar	603,149	7,624
07/31/2025	Morgan Stanley	Israeli Shekel	933,748	United States Dollar	253,515	3,810
07/31/2025	Merrill Lynch	Mexican Peso	26,332,604	United States Dollar	1,302,176	24,214
07/31/2025	HSBC Bank	Peruvian Nuevo Sol	852,423	United States Dollar	230,167	1,677
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/31/2025	Morgan Stanley	Polish Zloty	2,076,025	United States Dollar	547,422	$606
07/31/2025	Morgan Stanley	South African Rand	710,215	United States Dollar	37,379	521
07/31/2025	Morgan Stanley	Turkish Lira	1,083,394	United States Dollar	25,227	1
07/31/2025	Morgan Stanley	United States Dollar	45,800	Chilean Peso	43,262,222	139
07/31/2025	HSBC Bank	United States Dollar	32,300	Israeli Shekel	116,692	142
07/31/2025	JPMorgan Chase	United States Dollar	37,800	Polish Zloty	142,221	257
07/31/2025	Barclays	United States Dollar	47,500	Romanian Leu	208,807	202
07/31/2025	BNP Paribas	United States Dollar	104,900	South African Rand	1,959,714	320
07/31/2025	Morgan Stanley	United States Dollar	383,073	South African Rand	7,175,708	143
07/31/2025	Societe Generale	United States Dollar	31,700	Turkish Lira	1,353,937	171
11/10/2025	BNP Paribas	Egyptian Pound	1,269,308	United States Dollar	22,669	184
11/10/2025	Citibank	Egyptian Pound	6,605,676	United States Dollar	116,564	2,368
11/12/2025	JPMorgan Chase	Egyptian Pound	5,685,688	United States Dollar	100,436	1,845
11/12/2025	Morgan Stanley	Egyptian Pound	1,146,795	United States Dollar	20,226	404
Subtotal Appreciation						444,820
05/02/2025	Morgan Stanley	United States Dollar	472,353	Turkish Lira	18,707,539	(13,623)
05/05/2025	HSBC Bank	Brazilian Real	15,828,227	United States Dollar	2,787,641	(2,261)
05/05/2025	Merrill Lynch	United States Dollar	2,868,039	Brazilian Real	16,418,227	(21,167)
05/06/2025	HSBC Bank	Turkish Lira	32,223,408	United States Dollar	840,000	(8,945)
05/06/2025	Barclays	United States Dollar	560,000	Turkish Lira	22,092,280	(9,769)
05/15/2025	Citibank	Indonesian Rupiah	600,982,341	United States Dollar	36,840	(605)
05/15/2025	Merrill Lynch	Indonesian Rupiah	19,981,810,043	United States Dollar	1,216,215	(11,432)
05/15/2025	HSBC Bank	United States Dollar	748,161	Indian Rupee	63,496,391	(1,997)
05/15/2025	Citibank	United States Dollar	473,000	Indonesian Rupiah	7,881,676,400	(2,218)
05/15/2025	Morgan Stanley	United States Dollar	166,160	Singapore Dollar	220,516	(2,823)
05/15/2025	State Street	United States Dollar	35,900	Singapore Dollar	48,410	(1,197)
05/15/2025	Barclays	United States Dollar	21,560	Taiwan Dollar	707,103	(592)
05/15/2025	Citibank	United States Dollar	1,093,000	Taiwan Dollar	35,775,202	(27,746)
05/15/2025	UBS	United States Dollar	97,613	Taiwan Dollar	3,193,022	(2,416)
05/29/2025	HSBC Bank	Egyptian Pound	487,546	United States Dollar	9,560	(120)
05/29/2025	BNP Paribas	United States Dollar	82,414	Egyptian Pound	4,315,679	(1,148)
05/29/2025	Morgan Stanley	United States Dollar	79,864	Egyptian Pound	4,234,780	(2,132)
06/03/2025	Citibank	Brazilian Real	800,100	United States Dollar	140,000	(251)
06/03/2025	BNP Paribas	United States Dollar	24,320	Egyptian Pound	1,269,308	(202)
06/03/2025	Citibank	United States Dollar	116,527	Egyptian Pound	6,186,669	(2,996)
06/12/2025	Barclays	Chinese Offshore Yuan	3,030,636	United States Dollar	420,000	(1,634)
06/12/2025	BNP Paribas	Chinese Offshore Yuan	21,876,516	United States Dollar	3,027,041	(7,085)
06/12/2025	BNP Paribas	United States Dollar	905,000	Chinese Offshore Yuan	6,652,184	(13,304)
06/12/2025	State Street	United States Dollar	77,100	Chinese Offshore Yuan	564,829	(872)
06/12/2025	Deutsche Bank	United States Dollar	63,335	Egyptian Pound	3,347,271	(1,089)
06/12/2025	Morgan Stanley	United States Dollar	79,864	Egyptian Pound	4,248,756	(1,911)
06/12/2025	BNP Paribas	United States Dollar	89,800	Indian Rupee	7,664,655	(490)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/12/2025	Deutsche Bank	United States Dollar	240,000	Indian Rupee	20,652,000	$(3,281)
06/12/2025	HSBC Bank	United States Dollar	393,840	Indian Rupee	34,201,845	(9,059)
06/12/2025	Merrill Lynch	United States Dollar	711,130	Indian Rupee	61,687,483	(15,551)
06/12/2025	State Street	United States Dollar	132,300	Indian Rupee	11,404,876	(2,050)
06/12/2025	Merrill Lynch	United States Dollar	1,018,712	Korean Won	1,483,016,417	(25,343)
06/12/2025	State Street	United States Dollar	185,500	Korean Won	269,625,573	(4,319)
06/18/2025	BNP Paribas	United States Dollar	533,298	Malaysian Ringgit	2,348,575	(11,973)
06/18/2025	Deutsche Bank	United States Dollar	84,400	Malaysian Ringgit	378,112	(3,387)
06/18/2025	HSBC Bank	United States Dollar	283,626	Malaysian Ringgit	1,255,554	(7,877)
07/31/2025	Morgan Stanley	Chilean Peso	276,119,441	United States Dollar	293,950	(2,519)
07/31/2025	HSBC Bank	Czech Koruna	83,790	United States Dollar	3,832	(19)
07/31/2025	Northern Trust	Czech Koruna	15,234,688	United States Dollar	694,000	(737)
07/31/2025	Citibank	Mexican Peso	3,271,048	United States Dollar	165,000	(235)
07/31/2025	Morgan Stanley	Polish Zloty	36,163	United States Dollar	9,592	(46)
07/31/2025	Barclays	Romanian Leu	84,158	United States Dollar	19,128	(65)
07/31/2025	Merrill Lynch	Romanian Leu	1,685,970	United States Dollar	382,098	(203)
07/31/2025	Morgan Stanley	Turkish Lira	26,356,588	United States Dollar	615,173	(1,409)
07/31/2025	Citibank	United States Dollar	280,000	Colombian Peso	1,212,120,000	(3,111)
07/31/2025	HSBC Bank	United States Dollar	304,802	Colombian Peso	1,320,006,356	(3,508)
07/31/2025	Santander	United States Dollar	59,754	Colombian Peso	258,436,861	(609)
07/31/2025	Morgan Stanley	United States Dollar	67,265	South African Rand	1,275,987	(827)
09/04/2025	Morgan Stanley	Nigerian Naira	488,000,000	United States Dollar	305,000	(20,459)
11/10/2025	Citibank	United States Dollar	39,585	Egyptian Pound	2,247,216	(875)
11/10/2025	HSBC Bank	United States Dollar	79,169	Egyptian Pound	4,480,973	(1,508)
11/10/2025	Morgan Stanley	United States Dollar	20,244	Egyptian Pound	1,146,795	(404)
11/12/2025	Morgan Stanley	United States Dollar	119,448	Egyptian Pound	6,832,483	(3,463)
Subtotal Depreciation						(262,862)
Total						$181,958
At April 30, 2025, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.905% (Pay Semianually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	682,000,000	10/14/2034	$2,582	$—	$2,582
1-Day CLP CLICP (Pay Semianually)	4.786% (Receive Semi-Annually)	CLP	939,257,000	11/12/2026	3,419	—	3,419
1-Day CLP CLICP (Pay Semianually)	4.869% (Receive Semi-Annually)	CLP	1,800,000,000	04/02/2027	17,100	—	17,100
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day CLP CLICP (Pay Semianually)	4.670% (Receive Semi-Annually)	CLP	1,200,000,000	04/07/2027	$6,686	$—	$6,686
7-Day CNY CNRR (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	4,010	—	4,010
9.355% (Pay Quarterly)	1 Day COOVIBR (Receive Quarterly)	COP	3,199,000,000	01/21/2035	(23,441)	—	(23,441)
1 Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	11,014,000,000	01/21/2027	10,295	—	10,295
1 Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	2,609,650,000	04/07/2027	(50)	—	(50)
1-Day INR MIBOR (Pay Semianually)	5.999% (Receive Semi-Annually)	INR	20,630,000	12/12/2029	3,431	—	3,431
1-Day INR MIBOR (Pay Semianually)	6.024% (Receive Semi-Annually)	INR	16,154,000	12/13/2029	2,900	—	2,900
							$26,932
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$3,971,011	$—	$3,971,011
Financial Certificates	—	1,000,591	—	1,000,591
Government Agencies	—	14,405,638	—	14,405,638
Government Bonds	—	54,490,746	—	54,490,746
Short Term Bills and Notes	—	1,989,505	—	1,989,505
Total Debt Securities	—	75,857,491	—	75,857,491
Equity Securities
Common Stock
China	—	49,096	—	49,096
Total Investments	$—	$75,906,587	$—	$75,906,587
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$50,423	$—	$50,423
Forward Foreign Currency Exchange Contracts	—	444,820	—	444,820
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(23,491)	—	(23,491)
Forward Foreign Currency Exchange Contracts	—	(262,862)	—	(262,862)
Total Other Financial Instruments	$—	$208,890	$—	$208,890
† Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
There were no transfers to or from Level 3 during the period ended April 30, 2025.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2025.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$50,423†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	444,820	—
	$444,820	$50,423
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(23,491)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(262,862)	—
	$(262,862)	$(23,491)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(199,277)	$—
Net Realized Gain on Interest Rate Swap Contracts	—	95,121
	$(199,277)	$95,121
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$132,818	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	39,179
	$132,818	$39,179
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,160,311)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	2,888,000	$386,011	4.13
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[2]	BRL	1,316,000	165,492	1.77
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	4,433,000	429,245	4.59
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	390,000	61,987	0.66
			1,042,735	11.15
Chile (Cost $150,467)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	20,943	0.22
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	85,000,000	91,569	0.98
Bonos de la Tesoreria de la Republica en pesos, 6.200%, 10/01/2040[3]	CLP	30,000,000	33,376	0.36
			145,888	1.56
China (Cost $414,670)
China (Rep of), 2.850%, 06/04/2027	CNY	600,000	84,961	0.91
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	63,329	0.68
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	25,138	0.27
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	108,151	1.16
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	24,670	0.26
China (Rep of), 2.270%, 05/25/2034	CNY	280,000	40,470	0.43
China (Rep of), 3.720%, 04/12/2051	CNY	350,000	65,914	0.71
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	24,524	0.26
			437,157	4.68
Colombia (Cost $392,546)
Colombian TES, 7.000%, 03/26/2031	COP	539,600,000	103,476	1.11
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	56,242	0.60
Colombian TES, 13.250%, 02/09/2033	COP	307,300,000	77,396	0.83
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	53,208	0.57
Colombian TES, 6.250%, 07/09/2036	COP	94,700,000	14,280	0.15
Colombian TES, 9.250%, 05/28/2042	COP	110,500,000	19,891	0.21
Colombian TES, 11.500%, 07/25/2046	COP	273,200,000	58,088	0.62
			382,581	4.09
Czech Republic (Cost $370,233)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	11,914	0.13
Czech (Rep of), 2.750%, 07/23/2029	CZK	350,000	15,424	0.17
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	24,482	0.26
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	23,579	0.25
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,540,000	60,875	0.65
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	66,007	0.71
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,590,000	61,986	0.66
Czech (Rep of), 4.900%, 04/14/2034	CZK	1,990,000	96,641	1.03
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 1.950%, 07/30/2037	CZK	750,000	$26,550	0.28
			387,458	4.14
Hungary (Cost $233,202)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	66,777	0.71
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	33,103	0.35
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	28,461	0.31
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,841	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	33,942	0.36
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	25,077	0.27
Hungary (Rep of), 7.000%, 10/24/2035	HUF	9,110,000	25,792	0.28
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	10,405	0.11
			230,398	2.46
India (Cost $611,174)
India (Rep of), 7.180%, 08/14/2033	INR	11,490,000	143,178	1.53
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	97,733	1.05
India (Rep of), 7.180%, 07/24/2037	INR	14,410,000	180,949	1.93
India (Rep of), 7.360%, 09/12/2052	INR	8,540,000	108,274	1.16
India (Rep of), 7.300%, 06/19/2053	INR	8,300,000	104,499	1.12
			634,633	6.79
Indonesia (Cost $1,071,591)
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	1,063,000,000	64,004	0.68
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	36,785	0.39
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	132,048	1.41
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	110,206	1.18
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	37,195	0.40
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	14,997	0.16
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	48,219	0.52
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	41,441	0.44
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	76,583	0.82
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	60,061	0.64
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	36,497	0.39
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	35,666	0.38
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	25,904	0.28
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	54,859	0.59
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	250,000,000	14,920	0.16
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	41,964	0.45
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,309,000,000	140,693	1.50
			972,042	10.39
Malaysia (Cost $433,532)
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	160,000	37,528	0.40
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	58,062	0.62
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	149,000	35,351	0.38
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	22,933	0.24
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	$75,740	0.81
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	12,718	0.14
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,893	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	65,852	0.70
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	235,000	57,905	0.62
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,714	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	14,329	0.15
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	250,000	69,793	0.75
			455,818	4.87
Mexico (Cost $869,983)
Mexican Bonos, 8.500%, 05/31/2029	MXN	1,420,000	71,863	0.77
Mexican Bonos, 7.750%, 05/29/2031	MXN	7,370,000	354,104	3.79
Mexican Bonos, 7.500%, 05/26/2033	MXN	1,490,000	68,467	0.73
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,440,000	111,796	1.19
Mexican Bonos, 7.750%, 11/13/2042	MXN	3,150,000	131,184	1.40
Mexican Bonos, 8.000%, 11/07/2047	MXN	1,090,000	45,648	0.49
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	59,900	0.64
			842,962	9.01
Nigeria (Cost $183,399)
Nigeria OMO Bill, 0.000%, 09/30/2025[2]	NGN	10,560,000	5,927	0.06
Nigeria OMO Bill, 0.000%, 10/07/2025[2]	NGN	122,724,000	68,518	0.73
Nigeria OMO Bill, 0.000%, 11/04/2025[2]	NGN	73,468,000	40,549	0.43
Nigeria OMO Bill, 0.000%, 12/09/2025[2]	NGN	34,338,000	18,465	0.20
Nigeria OMO Bill, 0.000%, 02/10/2026[2]	NGN	34,424,000	17,755	0.19
Nigeria OMO Bill, 0.000%, 03/03/2026[2]	NGN	59,626,000	30,424	0.33
			181,638	1.94
Peru (Cost $150,428)
Peru (Rep of), 6.150%, 08/12/2032	PEN	76,000	21,070	0.22
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	9,895	0.11
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	437,000	123,532	1.32
			154,497	1.65
Poland (Cost $383,892)
Poland (Rep of), 3.750%, 05/25/2027	PLN	388,000	101,472	1.09
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	64,051	0.68
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	42,511	0.45
Poland (Rep of), 1.750%, 04/25/2032	PLN	197,000	42,521	0.45
Poland (Rep of), 6.000%, 10/25/2033	PLN	490,000	137,314	1.47
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	49,223	0.53
			437,092	4.67
Romania (Cost $279,875)
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	54,759	0.59
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	16,395	0.18
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	$41,381	0.44
Romania (Rep of), 8.000%, 04/29/2030	RON	70,000	16,270	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	22,398	0.24
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	88,165	0.94
Romania (Rep of), 4.750%, 10/11/2034	RON	220,000	41,027	0.44
			280,395	3.00
South Africa (Cost $683,666)
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,666,386	80,467	0.86
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,646,706	82,133	0.88
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	3,301,287	159,092	1.70
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	576,460	25,678	0.27
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	75,931	0.81
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,705,947	154,170	1.65
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,824,672	115,751	1.24
			693,222	7.41
Supranational (Cost $242,957)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	2,100,000	25,003	0.27
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	97,564	1.04
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	53,676	0.57
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	68,125	0.73
			244,368	2.61
Thailand (Cost $384,972)
Thailand (Rep of), 2.650%, 06/17/2028	THB	183,000	5,648	0.06
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	39,270	0.42
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	60,282	0.65
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	60,852	0.65
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	15,246	0.16
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,810,000	130,182	1.39
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	40,991	0.44
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	29,666	0.32
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	45,906	0.49
			428,043	4.58
Turkey (Cost $118,114)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	23,217	0.25
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,709,134	59,090	0.63
			82,307	0.88
United States (Cost $864,976)
U.S. Treasury Bill, 4.152%, 07/10/2025[4]		872,100	864,986	9.25
			864,986	9.25
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $120,233)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	$9,258	0.10
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[2]	UYU	646,000	15,040	0.16
Uruguay Monetary Regulation Bill, 0.000%, 08/22/2025[2]	UYU	295,000	6,821	0.07
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[2]	UYU	1,463,000	33,476	0.36
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[2]	UYU	1,247,000	28,319	0.30
Uruguay Monetary Regulation Bill, 0.000%, 11/07/2025[2]	UYU	82,000	1,859	0.02
Uruguay Monetary Regulation Bill, 0.000%, 04/10/2026[2]	UYU	1,151,000	25,057	0.27
			119,830	1.28
Total Debt Securities (Cost $9,120,221)			9,018,050	96.41
Total Investments in Securities (Cost $9,120,221)			9,018,050	96.41
Total Investments (Total Cost $9,120,221)			9,018,050	96.41
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			335,912	3.59
Net Assets			$9,353,962	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $279,315 or 2.99% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At April 30, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2025	Barclays	Turkish Lira	3,616,878	United States Dollar	78,257	$15,701
05/15/2025	Deutsche Bank	Indian Rupee	6,916,000	United States Dollar	80,000	1,707
05/15/2025	Morgan Stanley	Indian Rupee	8,374,999	United States Dollar	97,000	1,944
05/15/2025	Merrill Lynch	Indonesian Rupiah	1,682,000,000	United States Dollar	100,000	1,414
05/15/2025	Morgan Stanley	Indonesian Rupiah	95,777,306	United States Dollar	5,692	83
05/15/2025	Citibank	Singapore Dollar	309,165	United States Dollar	233,000	3,915
05/15/2025	Citibank	Taiwan Dollar	7,462,714	United States Dollar	231,841	1,947
05/15/2025	Merrill Lynch	United States Dollar	103,447	Indonesian Rupiah	1,699,587,650	972
05/29/2025	BNP Paribas	Egyptian Pound	249,995	United States Dollar	4,762	79
05/29/2025	Citibank	Egyptian Pound	1,586,982	United States Dollar	29,977	751
05/29/2025	Barclays	Thai Baht	6,935,520	United States Dollar	207,725	358
06/03/2025	BNP Paribas	Egyptian Pound	656,134	United States Dollar	12,570	106
06/03/2025	Deutsche Bank	Egyptian Pound	1,045,299	United States Dollar	19,797	397
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/03/2025	HSBC Bank	United States Dollar	391,998	Brazilian Real	2,240,971	$579
06/12/2025	Citibank	Chinese Offshore Yuan	3,289,233	United States Dollar	453,000	1,064
06/12/2025	HSBC Bank	Chinese Offshore Yuan	137,654	United States Dollar	19,000	2
06/12/2025	Morgan Stanley	Egyptian Pound	1,764,111	United States Dollar	32,563	1,391
06/12/2025	Merrill Lynch	Indian Rupee	16,122,080	United States Dollar	184,000	5,919
06/12/2025	Citibank	Korean Won	133,992,300	United States Dollar	94,000	332
06/12/2025	Morgan Stanley	Korean Won	329,482,800	United States Dollar	228,000	3,958
06/12/2025	Barclays	United States Dollar	229,000	Chinese Offshore Yuan	1,651,883	965
06/12/2025	HSBC Bank	United States Dollar	2,577	Egyptian Pound	132,451	28
06/18/2025	BNP Paribas	Malaysian Ringgit	2,501,518	United States Dollar	566,205	14,575
06/18/2025	Deutsche Bank	Malaysian Ringgit	538,117	United States Dollar	121,992	2,943
07/31/2025	Citibank	Czech Koruna	10,360,839	United States Dollar	470,235	1,240
07/31/2025	Merrill Lynch	Mexican Peso	780,658	United States Dollar	38,604	718
07/31/2025	HSBC Bank	Peruvian Nuevo Sol	71,752	United States Dollar	19,374	141
07/31/2025	Morgan Stanley	Polish Zloty	821,453	United States Dollar	216,607	240
07/31/2025	Morgan Stanley	South African Rand	959,995	United States Dollar	50,576	654
07/31/2025	Morgan Stanley	Turkish Lira	156,447	United States Dollar	3,643	—
07/31/2025	Deutsche Bank	United States Dollar	10,000	Colombian Peso	42,648,400	39
07/31/2025	Morgan Stanley	United States Dollar	47,297	Mexican Peso	936,490	125
07/31/2025	Morgan Stanley	United States Dollar	94,394	South African Rand	1,767,713	61
07/31/2025	UBS	United States Dollar	10,000	South African Rand	187,317	4
07/31/2025	Morgan Stanley	United States Dollar	29,899	Turkish Lira	1,281,001	68
11/10/2025	BNP Paribas	Egyptian Pound	375,544	United States Dollar	6,707	54
11/10/2025	Citibank	Egyptian Pound	1,369,841	United States Dollar	24,172	491
11/12/2025	JPMorgan Chase	Egyptian Pound	1,179,059	United States Dollar	20,828	383
11/12/2025	Morgan Stanley	Egyptian Pound	285,710	United States Dollar	5,039	101
Subtotal Appreciation						65,449
05/02/2025	Morgan Stanley	United States Dollar	124,009	Turkish Lira	4,897,879	(3,226)
05/05/2025	HSBC Bank	Brazilian Real	2,240,971	United States Dollar	394,676	(320)
05/05/2025	Merrill Lynch	United States Dollar	391,638	Brazilian Real	2,240,971	(2,718)
05/06/2025	HSBC Bank	Turkish Lira	6,521,404	United States Dollar	170,000	(1,810)
05/06/2025	Barclays	United States Dollar	124,000	Turkish Lira	4,891,862	(2,163)
05/15/2025	Barclays	Indonesian Rupiah	133,377,521	United States Dollar	8,168	(126)
05/15/2025	HSBC Bank	United States Dollar	180,170	Indian Rupee	15,290,999	(481)
05/15/2025	Citibank	United States Dollar	86,000	Indonesian Rupiah	1,428,954,500	(157)
05/15/2025	Merrill Lynch	United States Dollar	232,279	Singapore Dollar	312,008	(6,815)
05/15/2025	Citibank	United States Dollar	228,000	Taiwan Dollar	7,462,714	(5,788)
05/29/2025	HSBC Bank	Egyptian Pound	132,451	United States Dollar	2,597	(33)
05/29/2025	BNP Paribas	United States Dollar	20,548	Egyptian Pound	1,075,313	(272)
05/29/2025	Morgan Stanley	United States Dollar	17,020	Egyptian Pound	902,494	(454)
06/03/2025	Citibank	Brazilian Real	400,050	United States Dollar	70,000	(126)
06/03/2025	BNP Paribas	United States Dollar	7,195	Egyptian Pound	375,544	(60)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/03/2025	Citibank	United States Dollar	24,974	Egyptian Pound	1,325,889	$(641)
06/12/2025	BNP Paribas	Chinese Offshore Yuan	3,270,945	United States Dollar	452,599	(1,059)
06/12/2025	BNP Paribas	United States Dollar	210,000	Chinese Offshore Yuan	1,543,601	(3,087)
06/12/2025	Deutsche Bank	United States Dollar	13,741	Egyptian Pound	726,188	(236)
06/12/2025	Morgan Stanley	United States Dollar	17,020	Egyptian Pound	905,473	(407)
06/12/2025	Deutsche Bank	United States Dollar	27,000	Indian Rupee	2,323,350	(369)
06/12/2025	HSBC Bank	United States Dollar	219,788	Indian Rupee	19,153,704	(5,843)
06/12/2025	Merrill Lynch	United States Dollar	90,000	Indian Rupee	7,753,230	(1,333)
06/12/2025	Merrill Lynch	United States Dollar	226,328	Korean Won	329,482,800	(5,631)
06/18/2025	HSBC Bank	United States Dollar	34,765	Malaysian Ringgit	154,172	(1,029)
06/18/2025	Merrill Lynch	United States Dollar	586	Malaysian Ringgit	2,632	(25)
07/31/2025	Morgan Stanley	Chilean Peso	15,569,464	United States Dollar	16,575	(142)
07/31/2025	Citibank	Czech Koruna	2,019,584	United States Dollar	92,000	(98)
07/31/2025	HSBC Bank	Czech Koruna	113,533	United States Dollar	5,192	(25)
07/31/2025	HSBC Bank	Hungarian Forint	479,250	United States Dollar	1,341	(5)
07/31/2025	Citibank	Mexican Peso	892,104	United States Dollar	45,000	(64)
07/31/2025	Morgan Stanley	Polish Zloty	3,448	United States Dollar	914	(4)
07/31/2025	Barclays	Romanian Leu	38,990	United States Dollar	8,862	(30)
07/31/2025	Merrill Lynch	Romanian Leu	111,882	United States Dollar	25,356	(14)
07/31/2025	Goldman Sachs	Turkish Lira	354,897	United States Dollar	8,325	(61)
07/31/2025	Citibank	United States Dollar	65,000	Colombian Peso	281,385,000	(722)
07/31/2025	HSBC Bank	United States Dollar	115,207	Colombian Peso	498,925,595	(1,326)
07/31/2025	Santander	United States Dollar	15,154	Colombian Peso	65,543,575	(155)
07/31/2025	Societe Generale	United States Dollar	18,023	Hungarian Forint	6,548,083	(228)
07/31/2025	Morgan Stanley	United States Dollar	20,000	Mexican Peso	397,074	(1)
09/04/2025	Morgan Stanley	Nigerian Naira	129,600,000	United States Dollar	81,000	(5,434)
11/10/2025	Citibank	United States Dollar	8,588	Egyptian Pound	487,532	(190)
11/10/2025	HSBC Bank	United States Dollar	17,176	Egyptian Pound	972,143	(327)
11/10/2025	Morgan Stanley	United States Dollar	5,043	Egyptian Pound	285,710	(101)
11/12/2025	Morgan Stanley	United States Dollar	25,608	Egyptian Pound	1,464,770	(742)
Subtotal Depreciation						(53,878)
Total						$11,571
At April 30, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3M MYR KLIBO (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	03/15/2028	$1,257	$—	$1,257	HSBC Bank
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3M MYR KLIBO (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	03/15/2028	$2,900	$—	$2,900	HSBC Bank
							$4,157
At April 30, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day BRL BZDIO (Pay At Maturity)	14.270% (Receive At Maturity)	BRL	907,185	01/02/2029	$4,549	$—	$4,549
4.905% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	114,000,000	10/14/2034	432	—	432
1-Day CLP CLICP (Pay Semi-Annually)	4.786% (Receive Semi-Annually)	CLP	195,679,000	11/12/2026	712	—	712
1-Day CLP CLICP (Pay Semi-Annually)	4.869% (Receive Semi-Annually)	CLP	316,000,000	04/02/2027	3,002	—	3,002
1-Day CLP CLICP (Pay Semi-Annually)	4.670% (Receive Semi-Annually)	CLP	280,000,000	04/07/2027	1,560	—	1,560
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	9,404	—	9,404
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	1,522	—	1,522
9.355% (Pay Quarterly)	1 Day COOVIBR (Receive Quarterly)	COP	634,000,000	01/21/2035	(4,645)	—	(4,645)
1 Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	2,041	—	2,041
1 Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	605,810,000	04/07/2027	(12)	—	(12)
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	7,012,000	12/12/2029	1,166	—	1,166
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	5,490,000	12/13/2029	986	—	986
1-Day INR MIBOR (Pay Semi-Annually)	6.236% (Receive Semi-Annually)	INR	6,020,000	01/21/2030	1,814	—	1,814
1-Day INR MIBOR (Pay Semi-Annually)	5.794% (Receive Semi-Annually)	INR	6,430,000	06/18/2035	284	—	284
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	2,095	—	2,095
							$24,910
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$86,836	$—	$86,836
Government Agencies	—	251,189	—	251,189
Government Bonds	—	7,469,750	—	7,469,750
Index Linked Government Bonds	—	59,900	—	59,900
Short Term Bills and Notes	—	1,150,375	—	1,150,375
Total Debt Securities	—	9,018,050	—	9,018,050
Total Investments	$—	$9,018,050	$—	$9,018,050
Other Financial Instruments
Assets:
Over the Counter Interest Rate Swap Contracts	$—	$4,157	$—	$4,157
Centrally Cleared Interest Rate Swap Contracts†	—	29,567	—	29,567
Forward Foreign Currency Exchange Contracts	—	65,449	—	65,449
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(4,657)	—	(4,657)
Forward Foreign Currency Exchange Contracts	—	(53,878)	—	(53,878)
Total Other Financial Instruments	$—	$40,638	$—	$40,638
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$29,567†
Unrealized Appreciation on Over the Counter Interest Rate Swap Contracts	—	4,157
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	65,449	—
	$65,449	$33,724
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(4,657)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(53,878)	—
	$(53,878)	$(4,657)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$4,432	$—
Net Realized Gain on Interest Rate Swap Contracts	—	4,407
	$4,432	$4,407
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(12,971)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	32,113
	$(12,971)	$32,113
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $200,000)
Azule Energy Finance PLC, 8.125%, 01/23/2030[2]		200,000	$191,500	0.91
			191,500	0.91
Argentina (Cost $799,924)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	130,520	0.62
Telecom Argentina S.A., 9.500%, 07/18/2031		120,000	125,190	0.59
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	124,059	0.59
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	126,961	0.60
YPF S.A., 9.500%, 01/17/2031		177,000	183,107	0.87
YPF S.A., 8.750%, 09/11/2031		107,818	109,267	0.52
			799,104	3.79
Brazil (Cost $1,930,217)
Braskem Netherlands Finance B.V., 8.000%, 10/15/2034		200,000	177,350	0.84
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	184,924	0.88
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	204,850	0.97
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		326,829	252,639	1.20
Nexa Resources S.A., 6.750%, 04/09/2034		200,000	204,250	0.97
Oi S.A., (96% PIK), 8.500%, 12/31/2028[2,3]		1,933,227	131,459	0.62
Petrobras Global Finance B.V., 6.850%, 06/05/2115		45,000	39,094	0.19
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	218,313	1.04
Samarco Mineracao S.A., 9.500%, 06/30/2031[3]		20,000	18,759	0.09
Suzano Austria GmbH, 3.125%, 01/15/2032		75,000	63,964	0.30
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	189,312	0.90
			1,684,914	8.00
Chile (Cost $637,194)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[4]		200,000	207,250	0.98
BPCE S.A., 3.150%, 03/06/2030		245,000	222,230	1.06
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035		195,501	193,741	0.92
			623,221	2.96
China (Cost $15,374,067)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	19,763	0.09
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	110,967	0.53
Central China Real Estate Ltd., 7.250%, 04/28/2025[5,6]		190,000	8,550	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[5]		400,000	17,000	0.08
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	8,500	0.04
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	32,300	0.15
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5]		1,236,000	52,530	0.25
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	46,707	0.22
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[5,6]		830,000	20,750	0.10
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[5,6]		1,200,000	30,000	0.14
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		1,840,000	46,000	0.22
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	25,438	0.12
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		1,850,000	$78,625	0.37
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5,6]		400,000	17,000	0.08
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[5,6]		1,350,000	57,375	0.27
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5,6]		1,180,000	50,150	0.24
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[5]		625,000	26,562	0.13
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		100,000	11,500	0.06
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		100,000	11,750	0.06
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		100,000	11,500	0.05
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		100,000	11,500	0.05
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		217,339	24,994	0.12
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		442,587	50,898	0.24
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		3,200,550	224,038	1.06
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.02
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,238	0.03
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	5,788	0.03
			1,010,573	4.80
Colombia (Cost $1,039,490)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	205,075	0.98
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.320%), 8.625%, 12/24/2034[4]		200,000	206,990	0.98
Ecopetrol S.A., 8.875%, 01/13/2033		176,000	176,107	0.84
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	65,219	0.31
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.375%, 12/30/2030		200,000	171,312	0.81
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	175,250	0.83
			999,953	4.75
Costa Rica (Cost $214,986)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		200,000	211,062	1.00
			211,062	1.00
Czech Republic (Cost $2,179,053)
Energo-Pro A.S., 11.000%, 11/02/2028		200,000	209,126	0.99
New World Resources N.V., 8.000%, 04/07/2020[5,6,7]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,7,8]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,7]	EUR	700,590	—	—
			209,126	0.99
Georgia (Cost $195,572)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[4]		200,000	196,626	0.93
			196,626	0.93
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ghana (Cost $193,181)
Kosmos Energy Ltd., 8.750%, 10/01/2031		200,000	$160,940	0.76
			160,940	0.76
Guatemala (Cost $178,474)
CT Trust, 5.125%, 02/03/2032		200,000	180,440	0.86
			180,440	0.86
Hong Kong (Cost $668,160)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[4]		300,000	292,755	1.39
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[4]		200,000	184,373	0.87
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[4]		200,000	202,314	0.96
			679,442	3.22
India (Cost $768,556)
Greenko Power II Ltd., 4.300%, 12/13/2028		167,000	152,354	0.72
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	229,400	1.09
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	195,688	0.93
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030[2]		200,000	184,126	0.87
			761,568	3.61
Indonesia (Cost $482,409)
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	212,232	1.01
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		250,000	255,157	1.21
			467,389	2.22
Israel (Cost $563,998)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	159,287	0.76
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		67,382	66,287	0.31
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		137,043	132,803	0.63
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	204,095	0.97
			562,472	2.67
Jordan (Cost $199,740)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	199,200	0.95
			199,200	0.95
Kazakhstan (Cost $491,246)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	184,114	0.87
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	324,167	1.54
			508,281	2.41
Kuwait (Cost $258,456)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[4]		265,000	262,350	1.25
			262,350	1.25
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $1,146,059)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	$208,835	0.99
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[4]		215,000	217,365	1.03
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[4]		200,000	196,600	0.93
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[4]		200,000	203,100	0.96
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	138,000	0.66
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		173,454	159,406	0.76
			1,123,306	5.33
Morocco (Cost $195,178)
OCP S.A., 5.125%, 06/23/2051		200,000	145,954	0.69
			145,954	0.69
Nigeria (Cost $379,273)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	189,131	0.90
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	192,250	0.91
			381,381	1.81
Pakistan (Cost $175,055)
VEON Holdings B.V., 3.375%, 11/25/2027		205,000	183,155	0.87
			183,155	0.87
Panama (Cost $195,887)
Sable International Finance Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 7.125%, 10/15/2032		200,000	196,510	0.93
			196,510	0.93
Peru (Cost $447,550)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[4]		40,000	39,768	0.19
Minsur S.A., 4.500%, 10/28/2031		215,000	196,254	0.93
Niagara Energy S.A.C., 5.746%, 10/03/2034		200,000	196,812	0.93
			432,834	2.05
Poland (Cost $108,107)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	112,209	0.53
			112,209	0.53
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,7]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $868,345)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		188,458	187,751	0.89
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		277,940	245,890	1.17
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	240,781	1.14
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	$183,500	0.87
			857,922	4.07
Singapore (Cost $199,252)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[4]		200,000	193,575	0.92
			193,575	0.92
South Africa (Cost $923,710)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[4]		200,000	198,000	0.94
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	255,825	1.21
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	216,759	1.03
Prosus N.V., 4.027%, 08/03/2050		360,000	236,025	1.12
			906,609	4.30
South Korea (Cost $853,913)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[4]		225,000	225,632	1.07
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[4]		255,000	246,312	1.17
SK Hynix, Inc., 5.500%, 01/16/2029		200,000	204,438	0.97
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[4]		200,000	199,400	0.95
			875,782	4.16
Taiwan (Cost $209,768)
Cathaylife Singapore Pte. Ltd., 5.950%, 07/05/2034		200,000	207,376	0.98
			207,376	0.98
Thailand (Cost $507,292)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	158,549	0.75
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[4]		200,000	175,752	0.84
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		200,000	172,562	0.82
			506,863	2.41
Togo (Cost $209,305)
Ecobank Transnational, Inc., 10.125%, 10/15/2029		200,000	205,750	0.98
			205,750	0.98
Turkey (Cost $826,015)
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032[2]		200,000	199,876	0.95
Turkiye Garanti Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.836%), 8.125%, 01/03/2035[4]		200,000	196,064	0.93
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[4]		200,000	202,687	0.96
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[4]		205,000	$206,570	0.98
			805,197	3.82
United Arab Emirates (Cost $398,024)
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[4]		200,000	198,000	0.94
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[4]		200,000	199,812	0.95
			397,812	1.89
United States (Cost $105,925)
U.S. Treasury Bill, 4.164%, 07/10/2025[9]		106,800	105,929	0.50
			105,929	0.50
Uzbekistan (Cost $405,617)
Jscb Agrobank, 9.250%, 10/02/2029		200,000	205,150	0.97
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031[2]		200,000	201,196	0.96
			406,346	1.93
Venezuela (Cost $2,308,664)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,724,000	1,603,320	7.61
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		2,987,000	376,362	1.78
			1,979,682	9.39
Vietnam (Cost $185,216)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		190,613	182,214	0.86
			182,214	0.86
Zambia (Cost $209,189)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	202,938	0.96
			202,938	0.96
Total Debt Securities (Cost $38,713,714)			20,117,507	95.46
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[6,7]	EUR	952,167	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $19,761)
Sunac Services Holdings Ltd.[2]	HKD	72,634	$17,242	0.08
			17,242	0.08
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,7	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	218,252	1.04
			218,252	1.04
Total Equity Securities (Cost $1,990,510)			235,494	1.12
Total Investments (Total Cost $41,067,157)			20,353,001	96.58
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			720,928	3.42
Net Assets			$21,073,929	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $1,283,776 or 6.09% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a Level 3 investment.
[8]	Restricted security that has been deemed illiquid. At April 30, 2025 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$—

[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
At April 30, 2025, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
2-Year U.S. Treasury Note	6	6/30/2025	USD	1,248,891	$13,594
Total					$13,594
(1) Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At April 30, 2025, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/02/2025	Barclays	United States Dollar	234,258	British Pound	181,385	$(7,534)
07/02/2025	Barclays	United States Dollar	88,172	Euro	81,221	(4,216)
Subtotal Depreciation						(11,750)
Total						$(11,750)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$15,023,011	$2	$15,023,013
Corporate Convertible Bonds	—	1,021,635	—	1,021,635
Government Agencies	—	3,966,930	—	3,966,930
Short Term Bills and Notes	—	105,929	—	105,929
Total Debt Securities	—	20,117,505	2	20,117,507
Equity Securities
Common Stock
Niger	218,252	—	—	218,252
China	—	17,242	—	17,242
Total Common Stock	218,252	17,242	—	235,494
Total Investments	$218,252	$20,134,747	$2	$20,353,001
Other Financial Instruments
Assets:
Futures Contracts(1)	$13,594	$—	$—	$13,594
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(11,750)	—	(11,750)
Total Other Financial Instruments	$13,594	$(11,750)	$—	$1,844
(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
During the period ended April 30, 2025, Common Stock in the amount of $218,252 were transferred out of Level 3 investments.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended April 30, 2025.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Futures Contracts	$—	$13,594(1)
	$—	$13,594
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(11,750)	$—
	$(11,750)	$—

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(4,535)	$—
Net Realized Loss on Futures Contracts	—	(22,689)
	$(4,535)	$(22,689)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$3,267	$—
Net Change in Unrealized Appreciation on Futures Contracts	—	28,669
	$3,267	$28,669
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $2,115,569)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$393,125	1.20
BRF GmbH, 4.350%, 09/29/2026		400,000	391,436	1.20
Embraer Netherlands Finance B.V., 6.950%, 01/17/2028		500,000	522,656	1.60
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	115,000	0.35
Oi S.A., 8.500%, (92% PIK), 12/31/2028[2,3]		1,184,026	80,514	0.25
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	508,938	1.55
			2,011,669	6.15
Chile (Cost $723,333)
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		200,000	193,200	0.59
BPCE S.A., 3.150%, 03/06/2030		200,000	181,412	0.56
GNL Quintero S.A., 4.634%, 07/31/2029		145,640	143,365	0.44
Inversiones CMPC S.A., 4.375%, 04/04/2027		200,000	197,700	0.60
			715,677	2.19
China (Cost $26,167,427)
Central China Real Estate Ltd., 7.900%, 11/07/2023[4,5]		560,000	24,640	0.07
Central China Real Estate Ltd., 7.250%, 07/16/2024[4,5]		1,275,000	54,187	0.17
Central China Real Estate Ltd., 7.250%, 08/13/2024[4,5]		979,000	41,607	0.13
Central China Real Estate Ltd., 7.250%, 04/28/2025[4,5]		190,000	8,550	0.03
Central China Real Estate Ltd., 7.500%, 07/14/2025[4]		422,000	18,568	0.06
Central China Real Estate Ltd., 7.650%, 08/27/2025[4]		560,000	23,800	0.07
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[4,5]		410,000	17,425	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[4,5]		800,000	34,000	0.10
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[4]		1,135,000	48,237	0.15
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[4]		1,085,000	46,112	0.14
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5]		4,000,000	100,000	0.31
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[4,5]		4,160,000	114,400	0.35
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4,5]		1,510,000	37,750	0.11
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	316,400	0.97
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[4,5]		4,875,000	207,187	0.63
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[4,5]		3,930,000	167,025	0.51
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4,5]		4,280,000	181,900	0.56
KWG Group Holdings Ltd., 6.000%, 01/14/2024[4,5]		205,000	14,350	0.04
Meituan, 0.000%, 04/27/2028[6]		200,000	192,600	0.59
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		91,207	10,489	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		91,428	10,743	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		94,564	10,875	0.03
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		143,385	16,489	0.05
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		143,892	16,548	0.05
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		363,451	41,797	0.13
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		130,119	14,964	0.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[4,5]		670,000	46,900	0.14
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4,5]		4,940,000	345,800	1.06
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[4,5]		4,920,000	$12,300	0.04
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4,5]		813,000	2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4,5]		1,017,000	2,543	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4,5]		575,000	1,438	—
			2,181,657	6.67
Colombia (Cost $581,992)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.93%), 6.909%, 10/18/2027[7]		200,000	204,000	0.62
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	178,956	0.55
Oleoducto Central S.A., 4.000%, 07/14/2027		200,000	193,376	0.59
			576,332	1.76
Czech Republic (Cost $402,504)
Energo-Pro A.S., 8.500%, 02/04/2027		400,000	400,750	1.22
			400,750	1.22
Guatemala (Cost $501,866)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		165,000	157,080	0.48
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	350,775	1.07
			507,855	1.55
Hong Kong (Cost $405,501)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.187%, 07/06/2027[7]		400,000	406,184	1.24
			406,184	1.24
Hungary (Cost $407,919)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.71%), 7.500%, 05/25/2027[7]		400,000	409,252	1.25
			409,252	1.25
India (Cost $2,371,814)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		604,555	580,252	1.77
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	630,787	1.93
Greenko Power II Ltd., 4.300%, 12/13/2028		167,000	152,354	0.46
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	296,625	0.90
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	195,688	0.60
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	195,894	0.60
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	300,044	0.92
			2,351,644	7.18
Indonesia (Cost $722,557)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	326,248	0.99
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	398,548	1.22
			724,796	2.21
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jordan (Cost $898,482)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	$896,400	2.74
			896,400	2.74
Mexico (Cost $2,437,951)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	405,000	1.24
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	400,920	1.23
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,719,726	5.25
			2,525,646	7.72
Morocco (Cost $754,909)
OCP S.A., 4.500%, 10/22/2025		750,000	744,375	2.27
			744,375	2.27
Nigeria (Cost $377,501)
IHS Holding Ltd., 6.250%, 11/29/2028		400,000	378,263	1.16
			378,263	1.16
Oman (Cost $199,022)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	198,938	0.61
			198,938	0.61
Pakistan (Cost $352,771)
VEON Holdings B.V., 3.375%, 11/25/2027		400,000	357,375	1.09
			357,375	1.09
Peru (Cost $524,427)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	411,376	1.26
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		120,000	118,110	0.36
			529,486	1.62
South Africa (Cost $777,969)
Bidvest Group UK (The) PLC, 3.625%, 09/23/2026		200,000	195,126	0.59
Prosus N.V., 3.257%, 01/19/2027		610,000	594,559	1.82
			789,685	2.41
Tanzania (Cost $374,570)
HTA Group Ltd., 2.875%, 03/18/2027		400,000	372,000	1.14
			372,000	1.14
Thailand (Cost $504,195)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	491,250	1.50
			491,250	1.50
Turkey (Cost $410,995)
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	404,000	1.23
			404,000	1.23
United Arab Emirates (Cost $409,506)
Alpha Star Holding IX Ltd., 7.000%, 08/26/2028		200,000	201,250	0.61
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	$206,188	0.63
			407,438	1.24
United States (Cost $1,693,726)
U.S. Treasury Bill, 4.133%, 07/10/2025[8]		1,707,700	1,693,770	5.17
			1,693,770	5.17
Uzbekistan (Cost $1,017,242)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	410,300	1.26
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028[2]		200,000	203,175	0.62
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028		400,000	406,350	1.24
			1,019,825	3.12
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		12,447,500	11,576,175	35.37
			11,576,175	35.37
Vietnam (Cost $186,254)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		190,613	182,214	0.56
			182,214	0.56
Total Debt Securities (Cost $56,478,545)			32,852,656	100.37

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $28,857)
Sunac Services Holdings Ltd.[2]	HKD	106,069	$25,178	0.08
			25,178	0.08
Total Equity Securities (Cost $28,857)			25,178	0.08
Total Investments (Total Cost $56,507,402)			32,877,834	100.45
Liabilities Less Other Assets (See Statements of Assets and Liabilities for further detail)			(147,372)	(0.45)
Net Assets			$32,730,462	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $308,867 or 0.94% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Zero coupon bond.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
Percentages shown are based on net assets.
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$14,228,514	$—	$14,228,514
Corporate Convertible Bonds	—	564,600	—	564,600
Financial Certificates	—	407,438	—	407,438
Government Agencies	—	15,779,378	—	15,779,378
Municipal Bonds	—	178,956	—	178,956
Short Term Bills and Notes	—	1,693,770	—	1,693,770
Total Debt Securities	—	32,852,656	—	32,852,656
Equity Securities
Common Stock
China	—	25,178	—	25,178
Total Investments	$—	$32,877,834	$—	$32,877,834
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,581)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,587
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $603,720)
Grupo Financiero Galicia S.A. ADR*		3,466	$209,347	0.93
Vista Energy S.A.B. de C.V. ADR*		4,620	208,685	0.93
YPF S.A. ADR*		6,340	188,932	0.84
			606,964	2.70
Brazil (Cost $1,424,010)
MercadoLibre, Inc.*		199	463,839	2.06
Petroleo Brasileiro S.A. ADR		19,272	217,581	0.96
Raia Drogasil S.A.	BRL	76,400	267,090	1.19
Vale S.A.	BRL	34,000	316,686	1.41
			1,265,196	5.62
China (Cost $4,247,223)
Alibaba Group Holding Ltd.	HKD	67,000	1,005,453	4.47
ANTA Sports Products Ltd.	HKD	39,600	472,500	2.10
Contemporary Amperex Technology Co. Ltd., Class A	CNY	5,600	178,135	0.79
H World Group Ltd. ADR		12,571	430,431	1.91
JD.com, Inc., Class A	HKD	13,700	224,908	1.00
KE Holdings, Inc. ADR		11,473	232,902	1.04
Proya Cosmetics Co. Ltd., Class A	CNY	29,700	390,522	1.74
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	8,360	252,805	1.12
Sunresin New Materials Co. Ltd., Class A	CNY	34,200	205,047	0.91
Tencent Holdings Ltd.	HKD	18,100	1,123,173	4.99
			4,515,876	20.07
Hong Kong (Cost $107,786)
AIA Group Ltd.	HKD	14,400	108,793	0.48
			108,793	0.48
India (Cost $3,643,593)
Dr. Reddy’s Laboratories Ltd. ADR		24,504	341,096	1.52
HDFC Bank Ltd. ADR		15,328	1,114,192	4.95
ICICI Bank Ltd. ADR		32,359	1,085,968	4.83
Maruti Suzuki India Ltd.	INR	3,142	455,161	2.02
Reliance Industries Ltd.	INR	7,546	125,608	0.56
Reliance Industries Ltd. GDR[2]		7,257	473,227	2.10
Sun Pharmaceutical Industries Ltd.	INR	15,825	343,843	1.53
Tata Consultancy Services Ltd.	INR	6,718	274,784	1.22
			4,213,879	18.73
Indonesia (Cost $916,680)
Bank Central Asia Tbk PT	IDR	1,509,400	811,218	3.61
			811,218	3.61
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Kuwait (Cost $379,167)
National Bank of Kuwait S.A.K.P.	KWD	139,251	$434,691	1.93
			434,691	1.93
Mexico (Cost $747,421)
Cemex S.A.B. de C.V. ADR		43,611	269,080	1.20
GCC S.A.B. de C.V.	MXN	23,730	198,995	0.88
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	40,500	348,031	1.55
			816,106	3.63
Peru (Cost $220,196)
Southern Copper Corp.		2,496	223,442	0.99
			223,442	0.99
Saudi Arabia (Cost $694,944)
Al Rajhi Bank	SAR	19,007	496,877	2.21
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	3,403	260,125	1.15
			757,002	3.36
South Africa (Cost $270,043)
Absa Group Ltd.	ZAR	13,057	120,105	0.53
Clicks Group Ltd.	ZAR	8,425	179,809	0.80
			299,914	1.33
South Korea (Cost $2,062,660)
Hyundai Glovis Co. Ltd.	KRW	4,382	351,916	1.56
KB Financial Group, Inc.	KRW	3,823	242,594	1.08
Samsung Biologics Co. Ltd.*,2	KRW	152	112,415	0.50
Samsung Electronics Co. Ltd.	KRW	2,718	106,514	0.47
SK Hynix, Inc.	KRW	4,200	527,757	2.35
SK Square Co. Ltd.*	KRW	3,784	237,333	1.06
SK Telecom Co. Ltd.	KRW	9,799	376,462	1.67
			1,954,991	8.69
Taiwan (Cost $4,503,862)
ASE Technology Holding Co. Ltd. ADR		32,500	283,725	1.26
Delta Electronics, Inc.	TWD	33,000	345,385	1.54
E Ink Holdings, Inc.	TWD	36,000	250,993	1.12
Hon Hai Precision Industry Co. Ltd.	TWD	34,000	151,077	0.67
MediaTek, Inc.	TWD	15,100	639,877	2.84
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	82,951	2,364,615	10.51
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		2,012	335,380	1.49
Wistron Corp.	TWD	37,000	117,905	0.52
			4,488,957	19.95
United Arab Emirates (Cost $361,053)
Aldar Properties PJSC	AED	197,599	444,883	1.98
			444,883	1.98
Total Common Stocks (Cost $20,182,358)			20,941,912	93.07
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Brazil (Cost $333,878)
Itau Unibanco Holding S.A. ADR, 3.944%[3]		60,521	$381,888	1.70
			381,888	1.70
Total Preferred Stocks (Cost $333,878)			381,888	1.70
Total Investments (Total Cost $20,516,236)			21,323,800	94.77
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,177,799	5.23
Net Assets			$22,501,599	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $585,642 or 2.60% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	6.7%
Consumer Discretionary	13.6
Consumer Staples	3.7
Energy	5.4
Financials	23.8
Health Care	5.8
Industrials	3.4
Information Technology	24.0
Materials	5.4
Real Estate	3.0
Total Investments	94.8
Other Assets Less Liabilities	5.2
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$606,964	$—	$—	$606,964
Brazil	1,265,196	—	—	1,265,196
China	663,333	3,852,543	—	4,515,876
Hong Kong	—	108,793	—	108,793
India	2,541,256	1,672,623	—	4,213,879
Indonesia	—	811,218	—	811,218
Kuwait	—	434,691	—	434,691
Mexico	816,106	—	—	816,106
Peru	223,442	—	—	223,442
Saudi Arabia	—	757,002	—	757,002
South Africa	—	299,914	—	299,914
South Korea	—	1,954,991	—	1,954,991
Taiwan	619,105	3,869,852	—	4,488,957
United Arab Emirates	—	444,883	—	444,883
Total Common Stock	6,735,402	14,206,510	—	20,941,912
Preferred Stocks
Brazil	381,888	—	—	381,888
Total Investments	$7,117,290	$14,206,510	$—	$21,323,800
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$69

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $190,822)
Lojas Renner S.A.*	BRL	47,870	$123,236	2.48
TOTVS S.A.*	BRL	13,300	88,164	1.78
			211,400	4.26
China (Cost $482,443)
Atour Lifestyle Holdings Ltd. ADR		2,437	59,560	1.20
Huaming Power Equipment Co. Ltd., Class A	CNH	61,300	126,401	2.55
JNBY Design Ltd.	HKD	70,500	133,040	2.68
Proya Cosmetics Co. Ltd., Class A	CNH	8,200	107,821	2.18
Sieyuan Electric Co. Ltd., Class A	CNH	4,600	45,659	0.92
Sunresin New Materials Co. Ltd., Class A	CNH	11,398	68,337	1.38
			540,818	10.91
Hungary (Cost $89,069)
Wizz Air Holdings PLC*,2	GBP	4,726	103,793	2.09
			103,793	2.09
India (Cost $1,245,728)
APL Apollo Tubes Ltd.	INR	6,949	133,399	2.69
Bluspring Enterprises Ltd.*,3	INR	15,982	33,139	0.67
Care Ratings Ltd.	INR	6,817	97,633	1.97
CreditAccess Grameen Ltd.	INR	8,196	105,812	2.13
Digitide Solutions Ltd.*,3	INR	15,982	27,566	0.56
Eris Lifesciences Ltd.[2]	INR	7,977	135,518	2.73
Indian Energy Exchange Ltd.[2]	INR	33,146	74,787	1.51
International Gemmological Institute India Ltd.	INR	37,043	152,386	3.07
Krishna Institute of Medical Sciences Ltd.*,2	INR	17,965	138,524	2.79
Medi Assist Healthcare Services Ltd.[2]	INR	23,065	122,843	2.48
PB Fintech Ltd.*	INR	4,315	83,060	1.68
Quess Corp. Ltd.[2]	INR	15,982	62,646	1.26
Tips Music Ltd.	INR	15,258	113,969	2.30
			1,281,282	25.84
Indonesia (Cost $196,629)
Bank Syariah Indonesia Tbk PT	IDR	424,100	73,834	1.49
Ciputra Development Tbk PT	IDR	1,995,600	111,869	2.26
			185,703	3.75
Malaysia (Cost $242,790)
My EG Services Bhd.	MYR	1,355,697	281,874	5.68
			281,874	5.68
Mexico (Cost $283,914)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	87,000	102,259	2.06
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,400	124,558	2.51
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Traxion S.A.B. de C.V.*,2	MXN	93,900	$78,671	1.59
			305,488	6.16
Poland (Cost $183,453)
Benefit Systems S.A.	PLN	205	177,129	3.57
LPP S.A.	PLN	11	45,229	0.91
			222,358	4.48
Saudi Arabia (Cost $93,054)
United International Transportation Co.	SAR	4,418	87,080	1.76
			87,080	1.76
South Africa (Cost $92,442)
Boxer Retail Ltd.*	ZAR	15,422	57,520	1.16
Karooooo Ltd.		1,618	68,943	1.39
			126,463	2.55
South Korea (Cost $586,386)
Classys, Inc.	KRW	1,767	80,105	1.62
Cosmax, Inc.	KRW	485	58,932	1.19
DB Insurance Co. Ltd.	KRW	1,237	79,468	1.60
Eugene Technology Co. Ltd.	KRW	4,124	99,085	2.00
Hana Materials, Inc.	KRW	3,157	62,070	1.25
Hansol Chemical Co. Ltd.	KRW	1,637	133,588	2.69
KoMiCo Ltd.	KRW	1,299	54,312	1.10
			567,560	11.45
Taiwan (Cost $997,914)
Alchip Technologies Ltd.	TWD	2,000	133,561	2.70
Andes Technology Corp.*	TWD	14,000	126,645	2.56
eCloudvalley Digital Technology Co. Ltd.	TWD	28,977	80,971	1.63
Gudeng Precision Industrial Co. Ltd.	TWD	17,000	195,897	3.95
Kinik Co.	TWD	19,000	145,251	2.93
Lotes Co. Ltd.	TWD	963	37,817	0.76
WinWay Technology Co. Ltd.	TWD	6,000	159,695	3.22
			879,837	17.75
United Arab Emirates (Cost $144,084)
Presight AI Holding PLC*	AED	92,638	48,968	0.99
Spinneys 1961 Holding PLC	AED	221,481	86,884	1.75
			135,852	2.74
Total Common Stocks (Cost $4,828,728)			4,929,508	99.42
Total Investments (Total Cost $4,828,728)			4,929,508	99.42
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			28,691	0.58
Net Assets			$4,958,199	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $716,782 or 14.46% of net assets.
[3]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	2.3%
Consumer Discretionary	7.3
Consumer Staples	6.3
Financials	10.4
Health Care	11.7
Industrials	28.6
Information Technology	23.9
Materials	6.7
Real Estate	2.2
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$211,400	$—	$—	$211,400
China	59,560	481,258	—	540,818
Hungary	—	103,793	—	103,793
India	—	1,220,577	60,705	1,281,282
Indonesia	—	185,703	—	185,703
Malaysia	—	281,874	—	281,874
Mexico	305,488	—	—	305,488
Poland	—	222,358	—	222,358
Saudi Arabia	—	87,080	—	87,080
South Africa	68,943	57,520	—	126,463
South Korea	—	567,560	—	567,560
Taiwan	—	879,837	—	879,837
United Arab Emirates	—	135,852	—	135,852
Total Common Stock	645,391	4,223,412	60,705	4,929,508
Total Investments	$645,391	$4,223,412	$60,705	$4,929,508
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2025.
Category and Subcategory	Beginning Balance at 10/31/2024	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2025	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2025
Investments, at value
Common Stock
India	$—	$—	$74,708	$—	$—	$(14,003)	$—	$—	$60,705	$—
Total	$—	$—	$74,708	$—	$—	$(14,003)	$—	$—	$60,705	$—
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2025:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2025	Valuation Technique	Unobservable Input

Common Stock	$33,139	Transaction Price	$175.18
Common Stock	$27,566	Transaction Price	$145.72
Total	$60,705
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$348

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,423,619)
Globant S.A.*		8,750	$1,028,738	1.13
			1,028,738	1.13
Cambodia (Cost $1,891,950)
NagaCorp Ltd.*	HKD	3,411,263	1,454,470	1.59
			1,454,470	1.59
Canada (Cost $1,061,103)
Cameco Corp.		23,600	1,065,540	1.17
			1,065,540	1.17
Iceland (Cost $1,265,537)
Arion Banki HF2	ISK	1,208,273	1,453,175	1.59
			1,453,175	1.59
Kazakhstan (Cost $7,170,704)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		113,443	2,753,032	3.02
Kaspi.KZ JSC ADR (Registered)		59,598	5,238,068	5.74
			7,991,100	8.76
Kuwait (Cost $5,770,047)
Gulf Bank K.S.C.P.	KWD	1,881,632	2,063,585	2.27
National Bank of Kuwait S.A.K.P.	KWD	1,353,260	4,224,383	4.63
			6,287,968	6.90
Mauritius (Cost $964,527)
MCB Group Ltd.	MUR	125,285	1,250,833	1.37
			1,250,833	1.37
Morocco (Cost $4,137,100)
Akdital Holding	MAD	15,318	2,415,507	2.65
Attijariwafa Bank	MAD	43,093	3,081,073	3.38
			5,496,580	6.03
Oman (Cost $622,215)
OQ Exploration & Production S.A.O.G.	OMR	614,238	427,689	0.47
			427,689	0.47
Pakistan (Cost $2,051,200)
Searle (The) Co. Ltd.*	PKR	3,484,966	1,017,952	1.12
Systems Ltd.	PKR	721,956	1,352,944	1.48
			2,370,896	2.60
Peru (Cost $1,974,595)
Credicorp Ltd.		6,553	1,324,951	1.46
Hudbay Minerals, Inc.	CAD	104,400	759,562	0.83
			2,084,513	2.29
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Philippines (Cost $7,289,595)
Ayala Land, Inc.	PHP	2,090,300	$932,540	1.02
BDO Unibank, Inc.	PHP	1,009,702	2,881,191	3.16
Century Pacific Food, Inc.	PHP	838,800	577,079	0.63
DigiPlus Interactive Corp.	PHP	1,202,300	861,698	0.94
GT Capital Holdings, Inc.	PHP	53,320	467,599	0.51
International Container Terminal Services, Inc.	PHP	149,270	916,893	1.01
SM Prime Holdings, Inc.	PHP	2,061,500	899,370	0.99
			7,536,370	8.26
Qatar (Cost $6,364,937)
Doha Bank QPSC	QAR	4,795,555	3,106,320	3.41
Qatar Gas Transport Co. Ltd.	QAR	814,883	1,024,974	1.12
Qatar National Bank QPSC	QAR	727,590	3,338,771	3.66
			7,470,065	8.19
Romania (Cost $4,552,564)
Banca Transilvania S.A.	RON	659,047	4,250,684	4.66
OMV Petrom S.A.	RON	11,834,261	1,928,078	2.12
			6,178,762	6.78
Saudi Arabia (Cost $3,902,029)
Al Babtain Power & Telecommunication Co.	SAR	59,110	749,767	0.82
Al Rajhi Bank	SAR	42,821	1,119,418	1.23
AlKhorayef Water & Power Technologies Co.*	SAR	12,378	535,537	0.59
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	13,563	1,036,755	1.14
United International Transportation Co.	SAR	34,359	677,222	0.74
			4,118,699	4.52
Slovenia (Cost $1,567,786)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	81,445	2,408,998	2.64
			2,408,998	2.64
Tanzania (Cost $526,826)
Helios Towers PLC*	GBP	376,191	538,262	0.59
			538,262	0.59
United Arab Emirates (Cost $9,639,386)
Abu Dhabi Islamic Bank PJSC	AED	486,236	2,423,417	2.66
ADNOC Drilling Co. PJSC	AED	459,075	613,272	0.67
Adnoc Gas PLC	AED	1,104,648	953,995	1.05
Aldar Properties PJSC	AED	821,008	1,848,453	2.03
Emaar Properties PJSC	AED	912,902	3,261,078	3.58
Emirates NBD Bank PJSC	AED	296,641	1,660,329	1.82
First Abu Dhabi Bank PJSC	AED	338,000	1,382,165	1.51
			12,142,709	13.32
Vietnam (Cost $15,845,322)
Asia Commercial Bank JSC	VND	995,245	922,319	1.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
Bank for Foreign Trade of Vietnam JSC*	VND	703,884	$1,553,569	1.70
FPT Corp.	VND	850,125	3,586,612	3.93
FPT DIGITAL RETAIL JSC*	VND	139,700	903,575	0.99
Hoa Phat Group JSC*	VND	2,286,700	2,247,079	2.47
Mobile World Investment Corp.	VND	457,700	1,073,328	1.18
Nam Long Investment Corp.	VND	853,200	906,535	0.99
Phu Nhuan Jewelry JSC	VND	250,266	685,778	0.75
Vietnam Dairy Products JSC	VND	549,500	1,219,622	1.34
Vietnam Prosperity JSC Bank	VND	1,385,800	884,217	0.97
Vinhomes JSC*,2	VND	492,200	1,107,776	1.22
			15,090,410	16.55
Total Common Stocks (Cost $78,021,042)			86,395,777	94.75
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	118,054	817,449	0.89
VinaCapital Vietnam Opportunity Fund Ltd.	GBP	122,997	644,673	0.71
Total Investment Companies (Cost $1,374,297)			1,462,122	1.60
Total Investments (Total Cost $79,395,339)			87,857,899	96.35
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,324,625	3.65
Net Assets			$91,182,524	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $2,560,951 or 2.81% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	0.6%
Consumer Discretionary	5.5
Consumer Staples	2.0
Energy	6.6
Financials	53.5
Health Care	4.9
Industrials	3.1
Information Technology	6.5
Materials	3.3
Real Estate	9.8
Utilities	0.6
Total Investments	96.4
Other Assets Less Liabilities	3.6
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,028,738	$—	$—	$1,028,738
Cambodia	—	1,454,470	—	1,454,470
Canada	1,065,540	—	—	1,065,540
Iceland	—	1,453,175	—	1,453,175
Kazakhstan	5,238,068	2,753,032	—	7,991,100
Kuwait	—	6,287,968	—	6,287,968
Mauritius	—	1,250,833	—	1,250,833
Morocco	—	5,496,580	—	5,496,580
Oman	—	427,689	—	427,689
Pakistan	—	2,370,896	—	2,370,896
Peru	2,084,513	—	—	2,084,513
Philippines	—	7,536,370	—	7,536,370
Qatar	—	7,470,065	—	7,470,065
Romania	—	6,178,762	—	6,178,762
Saudi Arabia	—	4,118,699	—	4,118,699
Slovenia	—	2,408,998	—	2,408,998
Tanzania	—	538,262	—	538,262
United Arab Emirates	1,382,165	10,760,544	—	12,142,709
Vietnam	—	15,090,410	—	15,090,410
Total Common Stock	10,799,024	75,596,753	—	86,395,777
Investment Companies
Vietnam	—	1,462,122	—	1,462,122
Total Investments	$10,799,024	$77,058,875	$—	$87,857,899
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $11,230,256)
Lojas Renner S.A.*	BRL	716,000	$1,843,257	1.12
MercadoLibre, Inc.*		1,800	4,195,530	2.56
Rede D’Or Sao Luiz S.A.*,2	BRL	457,713	2,582,482	1.57
TOTVS S.A.*	BRL	308,100	2,042,364	1.24
XP, Inc., Class A		118,100	1,901,410	1.16
			12,565,043	7.65
China (Cost $39,610,260)
ANTA Sports Products Ltd.	HKD	417,600	4,982,731	3.03
Contemporary Amperex Technology Co. Ltd., Class A	CNY	47,100	1,498,238	0.91
H World Group Ltd. ADR		49,098	1,681,116	1.02
JD.com, Inc. ADR		54,374	1,773,680	1.08
KE Holdings, Inc. ADR		82,445	1,673,633	1.02
Meituan, Class B*,2	HKD	335,030	5,603,757	3.41
NetEase, Inc. ADR		24,459	2,618,581	1.59
Proya Cosmetics Co. Ltd., Class A	CNY	256,000	3,366,112	2.05
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	41,100	1,242,856	0.76
Sieyuan Electric Co. Ltd., Class A	CNY	257,400	2,554,911	1.55
Sunresin New Materials Co. Ltd., Class A	CNY	125,664	753,422	0.46
Tencent Holdings Ltd.	HKD	223,200	13,850,404	8.43
Tencent Music Entertainment Group ADR		221,412	2,971,349	1.81
Trip.com Group Ltd. ADR		29,455	1,737,550	1.06
			46,308,340	28.18
Hong Kong (Cost $3,634,306)
AIA Group Ltd.	HKD	478,200	3,612,848	2.20
			3,612,848	2.20
Hungary (Cost $2,417,434)
Wizz Air Holdings PLC*,2	GBP	112,700	2,475,142	1.51
			2,475,142	1.51
India (Cost $21,619,105)
Apollo Hospitals Enterprise Ltd.	INR	40,687	3,361,554	2.05
Axis Bank Ltd.	INR	154,540	2,168,929	1.32
Axis Bank Ltd. GDR (Registered)		10,081	707,762	0.43
Cipla Ltd.	INR	148,621	2,732,693	1.66
HDFC Bank Ltd. ADR		98,482	7,158,657	4.36
Indian Energy Exchange Ltd.[2]	INR	366,427	826,760	0.50
InterGlobe Aviation Ltd.*,2	INR	24,773	1,540,987	0.94
International Gemmological Institute India Ltd.	INR	425,545	1,750,584	1.06
Marico Ltd.	INR	165,084	1,389,322	0.85
PB Fintech Ltd.*	INR	93,273	1,795,430	1.09
			23,432,678	14.26
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (Cost $7,187,623)
Bank Mandiri Persero Tbk PT	IDR	11,673,800	$3,450,657	2.10
Grab Holdings Ltd., Class A*		658,600	3,213,968	1.96
			6,664,625	4.06
Kazakhstan (Cost $3,932,221)
Kaspi.KZ JSC ADR (Registered)		41,098	3,612,103	2.20
			3,612,103	2.20
Malaysia (Cost $1,926,117)
My EG Services Bhd.	MYR	11,042,506	2,295,935	1.40
			2,295,935	1.40
Mexico (Cost $9,325,128)
Fomento Economico Mexicano S.A.B. de C.V. ADR		13,697	1,442,431	0.88
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		13,600	1,209,992	0.74
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	MXN	136,635	2,774,156	1.69
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	295,200	2,536,759	1.54
Wal-Mart de Mexico S.A.B. de C.V.	MXN	573,100	1,816,280	1.10
			9,779,618	5.95
Poland (Cost $1,515,202)
LPP S.A.	PLN	375	1,541,901	0.94
			1,541,901	0.94
Saudi Arabia (Cost $1,618,078)
United International Transportation Co.	SAR	72,130	1,421,695	0.87
			1,421,695	0.87
South Africa (Cost $1,290,061)
Boxer Retail Ltd.*	ZAR	367,960	1,372,399	0.83
			1,372,399	0.83
South Korea (Cost $13,339,407)
Classys, Inc.	KRW	38,686	1,753,778	1.07
DB Insurance Co. Ltd.	KRW	32,398	2,081,342	1.27
Eugene Technology Co. Ltd.	KRW	40,129	964,157	0.59
Hansol Chemical Co. Ltd.	KRW	19,163	1,563,809	0.95
KoMiCo Ltd.	KRW	40,646	1,699,438	1.03
SK Hynix, Inc.	KRW	30,755	3,864,566	2.35
SK Square Co. Ltd.*	KRW	13,203	828,093	0.50
			12,755,183	7.76
Taiwan (Cost $28,667,452)
Alchip Technologies Ltd.	TWD	21,667	1,446,932	0.88
Andes Technology Corp.*	TWD	135,000	1,221,216	0.74
Chroma ATE, Inc.	TWD	185,000	1,697,457	1.03
E Ink Holdings, Inc.	TWD	411,000	2,865,498	1.75
Gudeng Precision Industrial Co. Ltd.	TWD	167,000	1,924,405	1.17
Lotes Co. Ltd.	TWD	26,000	1,021,009	0.62
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
MediaTek, Inc.	TWD	61,000	$2,584,935	1.57
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	621,000	17,702,331	10.78
			30,463,783	18.54
United Arab Emirates (Cost $3,712,411)
Abu Dhabi Islamic Bank PJSC	AED	270,898	1,350,165	0.82
Aldar Properties PJSC	AED	598,246	1,346,917	0.82
Talabat Holding PLC*	AED	3,986,679	1,532,048	0.93
			4,229,130	2.57
Total Common Stocks (Cost $151,025,061)			162,530,423	98.92
Total Investments (Total Cost $151,025,061)			162,530,423	98.92
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,779,714	1.08
Net Assets			$164,310,137	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $13,029,128 or 7.93% of net assets.
Percentages shown are based on net assets.
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	11.8%
Consumer Discretionary	15.2
Consumer Staples	5.7
Financials	19.0
Health Care	7.1
Industrials	13.1
Information Technology	23.8
Materials	1.4
Real Estate	1.8
Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$12,565,043	$—	$—	$12,565,043
China	12,455,909	33,852,431	—	46,308,340
Hong Kong	—	3,612,848	—	3,612,848
Hungary	—	2,475,142	—	2,475,142
India	7,158,657	16,274,021	—	23,432,678
Indonesia	3,213,968	3,450,657	—	6,664,625
Kazakhstan	3,612,103	—	—	3,612,103
Malaysia	—	2,295,935	—	2,295,935
Mexico	9,779,618	—	—	9,779,618
Poland	—	1,541,901	—	1,541,901
Saudi Arabia	—	1,421,695	—	1,421,695
South Africa	—	1,372,399	—	1,372,399
South Korea	—	12,755,183	—	12,755,183
Taiwan	—	30,463,783	—	30,463,783
United Arab Emirates	—	4,229,130	—	4,229,130
Total Common Stock	48,785,298	113,745,125	—	162,530,423
Total Investments	$48,785,298	$113,745,125	$—	$162,530,423
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(2,546)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,157,261)
Lojas Renner S.A.*	BRL	59,480	$153,124	1.22
MercadoLibre, Inc.*		200	466,170	3.72
Raia Drogasil S.A.	BRL	56,100	196,122	1.57
Rede D’Or Sao Luiz S.A.*,2	BRL	44,957	253,654	2.03
TOTVS S.A.*	BRL	33,200	220,080	1.76
			1,289,150	10.30
China (Cost $2,992,701)
ANTA Sports Products Ltd.	HKD	36,000	429,546	3.43
Contemporary Amperex Technology Co. Ltd., Class A	CNY	7,100	225,849	1.81
KE Holdings, Inc. ADR		8,640	175,392	1.40
Meituan, Class B*,2	HKD	26,350	440,734	3.52
Proya Cosmetics Co. Ltd., Class A	CNY	26,200	344,500	2.75
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	5,800	175,391	1.40
Sieyuan Electric Co. Ltd., Class A	CNY	18,400	182,635	1.46
Sunresin New Materials Co. Ltd., Class A	CNY	18,950	113,615	0.91
Tencent Holdings Ltd.	HKD	18,400	1,141,790	9.12
Trip.com Group Ltd. ADR		3,836	226,286	1.81
			3,455,738	27.61
Hong Kong (Cost $299,060)
AIA Group Ltd.	HKD	35,200	265,939	2.13
			265,939	2.13
India (Cost $1,525,460)
Apollo Hospitals Enterprise Ltd.	INR	3,387	279,833	2.24
Axis Bank Ltd.	INR	11,757	165,006	1.32
Axis Bank Ltd. GDR (Registered)		1,513	106,224	0.85
Cipla Ltd.	INR	11,475	210,991	1.68
HDFC Bank Ltd. ADR		8,337	606,016	4.84
Indian Energy Exchange Ltd.[2]	INR	43,406	97,936	0.78
Marico Ltd.	INR	14,930	125,649	1.00
PB Fintech Ltd.*	INR	10,708	206,120	1.65
			1,797,775	14.36
Indonesia (Cost $523,565)
Bank Mandiri Persero Tbk PT	IDR	860,800	254,444	2.03
Grab Holdings Ltd., Class A*		61,300	299,144	2.39
			553,588	4.42
Kazakhstan (Cost $112,241)
Kaspi.KZ JSC ADR (Registered)		1,348	118,476	0.95
			118,476	0.95
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Malaysia (Cost $214,275)
My EG Services Bhd.	MYR	1,208,106	$251,187	2.01
			251,187	2.01
Mexico (Cost $520,504)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,256	132,269	1.06
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	34,400	295,612	2.36
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	198,076	1.58
			625,957	5.00
South Africa (Cost $148,654)
Boxer Retail Ltd.*	ZAR	42,327	157,869	1.26
			157,869	1.26
South Korea (Cost $778,038)
DB Insurance Co. Ltd.	KRW	3,083	198,061	1.58
Eugene Technology Co. Ltd.	KRW	6,317	151,775	1.21
SK Hynix, Inc.	KRW	2,656	333,744	2.67
SK Square Co. Ltd.*	KRW	1,596	100,101	0.80
			783,681	6.26
Taiwan (Cost $2,330,278)
Alchip Technologies Ltd.	TWD	2,000	133,561	1.07
Chroma ATE, Inc.	TWD	17,000	155,983	1.25
Delta Electronics, Inc.	TWD	7,957	83,279	0.66
E Ink Holdings, Inc.	TWD	60,000	418,321	3.34
Gudeng Precision Industrial Co. Ltd.	TWD	17,000	195,897	1.56
Lotes Co. Ltd.	TWD	2,889	113,450	0.91
MediaTek, Inc.	TWD	8,000	339,008	2.71
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	51,000	1,453,815	11.62
			2,893,314	23.12
United Arab Emirates (Cost $142,909)
Abu Dhabi Islamic Bank PJSC	AED	40,938	204,036	1.63
			204,036	1.63
Total Common Stocks (Cost $10,744,946)			12,396,710	99.05
Total Investments (Total Cost $10,744,946)			12,396,710	99.05
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			119,267	0.95
Net Assets			$12,515,977	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $792,324 or 6.33% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	9.1%
Consumer Discretionary	13.7
Consumer Staples	9.2
Financials	20.1
Health Care	7.3
Industrials	8.5
Information Technology	28.8
Materials	0.9
Real Estate	1.4
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,289,150	$—	$—	$1,289,150
China	401,678	3,054,060	—	3,455,738
Hong Kong	—	265,939	—	265,939
India	606,016	1,191,759	—	1,797,775
Indonesia	299,144	254,444	—	553,588
Kazakhstan	118,476	—	—	118,476
Malaysia	—	251,187	—	251,187
Mexico	625,957	—	—	625,957
South Africa	—	157,869	—	157,869
South Korea	—	783,681	—	783,681
Taiwan	—	2,893,314	—	2,893,314
United Arab Emirates	—	204,036	—	204,036
Total Common Stock	3,340,421	9,056,289	—	12,396,710
Total Investments	$3,340,421	$9,056,289	$—	$12,396,710
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(248)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $385,302)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$159,438	0.82
Angola (Rep of), 9.125%, 11/26/2049		250,000	169,875	0.88
			329,313	1.70
Argentina (Cost $375,731)
Argentina (Rep of), 1.000%, 07/09/2029		111,600	90,061	0.46
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		302,522	231,959	1.20
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		262,666	174,180	0.90
Argentina (Rep of), 5.000%, 01/09/2038[2]		145,000	101,953	0.52
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		134,000	82,695	0.43
			680,848	3.51
Azerbaijan (Cost $201,208)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	201,204	1.04
			201,204	1.04
Bahrain (Cost $209,362)
Bapco Energies BSC Closed, 8.380%, 11/07/2028		200,000	212,000	1.09
			212,000	1.09
Brazil (Cost $378,497)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	16,800	0.09
Brazil (Rep of), 6.125%, 03/15/2034		200,000	196,200	1.01
Brazil (Rep of), 5.000%, 01/27/2045		200,000	152,000	0.78
			365,000	1.88
Bulgaria (Cost $11,550)
Bulgaria (Rep of), 5.000%, 03/05/2037		12,000	11,591	0.06
			11,591	0.06
Chile (Cost $874,697)
Chile (Rep of), 3.100%, 05/07/2041		200,000	147,500	0.76
Chile (Rep of), 3.100%, 01/22/2061		400,000	237,550	1.22
Corp. Nacional del Cobre de Chile, 4.380%, 02/05/2049		200,000	149,200	0.77
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	268,670	1.39
			802,920	4.14
Colombia (Cost $257,437)
Colombia (Rep of), 7.380%, 09/18/2037		100,000	92,600	0.48
Colombia (Rep of), 5.630%, 02/26/2044		200,000	142,750	0.73
			235,350	1.21
Costa Rica (Cost $177,571)
Costa Rica (Rep of), 5.630%, 04/30/2043		200,000	176,400	0.91
			176,400	0.91
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (Cost $545,967)
Dominican (Rep of), 4.875%, 09/23/2032		225,000	$202,289	1.04
Dominican (Rep of), 5.300%, 01/21/2041		150,000	124,856	0.65
Dominican (Rep of), 5.875%, 01/30/2060		282,000	232,897	1.20
			560,042	2.89
Ecuador (Cost $110,477)
Ecuador (Rep of), (Step to 6.900% on 07/31/25), 5.500%, 07/31/2035[2]		124,000	74,121	0.38
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		155,000	80,736	0.42
			154,857	0.80
Egypt (Cost $513,882)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	186,632	0.96
Egypt (Rep of), 8.500%, 01/31/2047		200,000	144,900	0.75
Egypt (Rep of), 8.700%, 03/01/2049		200,000	146,900	0.76
Egypt (Rep of), 8.875%, 05/29/2050		200,000	148,850	0.77
			627,282	3.24
El Salvador (Cost $36,688)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	44,051	0.23
			44,051	0.23
Ghana (Cost $442,477)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		19,200	18,048	0.09
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		193,600	163,834	0.85
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		39,511	29,732	0.15
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2]		3,000	1,995	0.01
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		278,400	185,136	0.96
			398,745	2.06
Guatemala (Cost $204,894)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	199,800	1.03
			199,800	1.03
Hungary (Cost $497,449)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	162,250	0.84
Hungary (Rep of), 3.125%, 09/21/2051		200,000	116,453	0.60
Magyar Export-Import Bank Zrt, 6.130%, 12/04/2027		200,000	203,501	1.05
			482,204	2.49
Indonesia (Cost $859,720)
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	109,800	0.57
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	119,750	0.62
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	158,500	0.82
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	192,200	0.99
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	$201,878	1.04
			782,128	4.04
Ivory Coast (Cost $585,386)
Ivory Coast (Rep of), 6.375%, 03/03/2028		200,000	196,438	1.01
Ivory Coast (Rep of), 7.630%, 01/30/2033		207,000	193,286	1.00
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	172,000	0.89
			561,724	2.90
Kazakhstan (Cost $431,591)
Kazakhstan (Rep of), 4.710%, 04/09/2035[3]		217,000	208,212	1.07
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	209,187	1.08
			417,399	2.15
Malaysia (Cost $430,502)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	171,200	0.88
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	236,598	1.22
			407,798	2.10
Mexico (Cost $1,508,632)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	203,800	1.05
Mexico (Rep of), 6.050%, 01/11/2040		138,000	128,547	0.66
Mexico (Rep of), 4.750%, 03/08/2044		62,000	46,841	0.24
Mexico (Rep of), 5.550%, 01/21/2045		64,000	55,264	0.29
Mexico (Rep of), 3.771%, 05/24/2061		200,000	113,200	0.58
Mexico (Rep of), 3.750%, 04/19/2071		200,000	108,500	0.56
Mexico (Rep of), 5.750%, 10/12/2110		76,000	57,532	0.30
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	99,121	0.51
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	64,044	0.33
Petroleos Mexicanos, 7.690%, 01/23/2050		322,000	235,060	1.21
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	277,970	1.44
			1,389,879	7.17
Mongolia (Cost $167,675)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	168,650	0.87
			168,650	0.87
Morocco (Cost $206,414)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	206,500	1.07
			206,500	1.07
Nigeria (Cost $640,842)
Nigeria (Rep of), 6.500%, 11/28/2027		200,000	187,600	0.97
Nigeria (Rep of), 7.700%, 02/23/2038		200,000	152,250	0.78
Nigeria (Rep of), 7.630%, 11/28/2047		405,000	286,538	1.48
			626,388	3.23
Oman (Cost $596,697)
Oman (Rep of), 4.750%, 06/15/2026		200,000	198,750	1.02
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Oman (continued)
Oman (Rep of), 6.750%, 10/28/2027		200,000	$207,144	1.07
Oman (Rep of), 6.500%, 03/08/2047		200,000	197,494	1.02
			603,388	3.11
Pakistan (Cost $163,237)
Pakistan (Rep of), 8.880%, 04/08/2051		200,000	142,500	0.74
			142,500	0.74
Panama (Cost $320,147)
Panama (Rep of), 7.130%, 01/29/2026		100,000	101,500	0.53
Panama (Rep of), 8.880%, 09/30/2027		49,000	52,969	0.27
Panama (Rep of), 9.380%, 04/01/2029		63,000	69,993	0.36
Panama (Rep of), 6.700%, 01/26/2036		88,000	84,964	0.44
			309,426	1.60
Paraguay (Cost $193,907)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	202,050	1.04
			202,050	1.04
Peru (Cost $659,971)
Peru (Rep of), 8.750%, 11/21/2033		149,000	180,886	0.93
Peru (Rep of), 5.375%, 02/08/2035		52,000	51,324	0.26
Peru (Rep of), 3.300%, 03/11/2041		144,000	104,901	0.54
Peru (Rep of), 2.780%, 12/01/2060		207,000	110,745	0.57
Peru (Rep of), 3.230%, 07/28/2121		53,000	28,249	0.15
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	142,506	0.74
			618,611	3.19
Philippines (Cost $528,154)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	126,788	0.65
Philippines (Rep of), 7.750%, 01/14/2031		100,000	115,500	0.60
Philippines (Rep of), 6.375%, 10/23/2034		100,000	109,000	0.56
Philippines (Rep of), 3.950%, 01/20/2040		200,000	170,400	0.88
			521,688	2.69
Poland (Cost $504,788)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	203,544	1.05
Poland (Rep of), 5.500%, 11/16/2027		15,000	15,464	0.08
Poland (Rep of), 4.880%, 10/04/2033		72,000	71,208	0.37
Poland (Rep of), 5.130%, 09/18/2034		76,000	75,539	0.39
Poland (Rep of), 5.500%, 04/04/2053		43,000	40,316	0.21
Poland (Rep of), 5.500%, 03/18/2054		96,000	89,568	0.46
			495,639	2.56
Qatar (Cost $155,450)
QatarEnergy, 3.125%, 07/12/2041		200,000	146,000	0.75
			146,000	0.75
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $499,416)
Romania (Rep of), 3.000%, 02/27/2027		40,000	$38,216	0.20
Romania (Rep of), 6.625%, 02/17/2028		52,000	53,105	0.27
Romania (Rep of), 5.875%, 01/30/2029		98,000	97,082	0.50
Romania (Rep of), 3.000%, 02/14/2031		30,000	24,844	0.13
Romania (Rep of), 3.625%, 03/27/2032		44,000	36,477	0.19
Romania (Rep of), 7.125%, 01/17/2033		36,000	36,274	0.19
Romania (Rep of), 5.750%, 03/24/2035[3]		38,000	33,618	0.17
Romania (Rep of), 7.500%, 02/10/2037[3]		82,000	81,590	0.42
Romania (Rep of), 6.125%, 01/22/2044		42,000	35,643	0.18
Romania (Rep of), 4.000%, 02/14/2051		64,000	37,840	0.20
			474,689	2.45
Saudi Arabia (Cost $700,766)
Saudi (Rep of), 5.000%, 01/16/2034		325,000	322,783	1.67
Saudi (Rep of), 5.000%, 04/17/2049		200,000	171,050	0.88
Suci Second Investment Co., 4.380%, 09/10/2027		200,000	198,151	1.02
			691,984	3.57
South Africa (Cost $524,718)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	189,386	0.98
South Africa (Rep of), 5.875%, 04/20/2032		200,000	188,959	0.97
South Africa (Rep of), 5.750%, 09/30/2049		200,000	141,918	0.73
			520,263	2.68
Turkey (Cost $805,130)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	207,675	1.07
Turkey (Rep of), 6.500%, 01/03/2035		200,000	183,000	0.94
Turkey (Rep of), 4.880%, 04/16/2043		238,000	159,995	0.83
Turkey (Rep of), 5.750%, 05/11/2047		302,000	217,138	1.12
			767,808	3.96
Ukraine (Cost $240,640)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		10,246	4,985	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		38,290	14,359	0.07
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,3]		214,378	105,796	0.55
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		32,358	16,098	0.08
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,3]		133,654	65,089	0.34
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		26,964	13,347	0.07
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,3]		77,551	37,302	0.19
			256,976	1.33
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $857,302)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	$270,100	1.39
Abu Dhabi Developmental Holding Co. PJSC, 5.250%, 10/02/2054[3]		200,000	182,964	0.94
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	342,232	1.77
			795,296	4.10
United States (Cost $963,146)
U.S. Treasury Bill, 4.133%, 07/10/2025[5]		971,100	963,179	4.97
			963,179	4.97
Uruguay (Cost $668,573)
Uruguay (Rep of), (100% Cash), 7.875%, (100% Cash), 01/15/2033[6]		103,000	120,819	0.62
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	73,150	0.38
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	88,687	0.46
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	52,313	0.27
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	61,540	0.32
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	120,765	0.62
Uruguay (Rep of), 5.250%, 09/10/2060		125,454	113,030	0.58
			630,304	3.25
Venezuela (Cost $923,434)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	389,670	2.01
Venezuela (Rep of), 11.750%, 10/21/2026[7]		865,000	156,565	0.81
Venezuela (Rep of), 9.250%, 09/15/2027[7]		1,155,000	202,125	1.04
Venezuela (Rep of), 11.950%, 08/05/2031[7]		974,000	160,710	0.83
			909,070	4.69
Zambia (Cost $35,502)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		39,971	34,537	0.18
			34,537	0.18
Total Debt Securities (Cost $19,394,929)			19,125,481	98.67
Total Investments in Securities (Cost $19,394,929)			19,125,481	98.67
Total Investments (Total Cost $19,394,929)			19,125,481	98.67
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			257,378	1.33
Net Assets			$19,382,859	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2025 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $1,160,110 or 5.99% of net assets.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At April 30, 2025, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/31/2025	Citibank	Czech Koruna	4,280,640	United States Dollar	195,000	$(207)
Subtotal Depreciation						(207)
Total						$(207)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$1,081,298	$—	$1,081,298
Financial Certificates	—	540,383	—	540,383
Government Agencies	—	2,496,032	—	2,496,032
Government Bonds	—	14,044,589	—	14,044,589
Short Term Bills and Notes	—	963,179	—	963,179
Total Debt Securities	—	19,125,481	—	19,125,481
Total Investments	$—	$19,125,481	$—	$19,125,481
Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(207)	$—	$(207)
Total Other Financial Instruments	$—	$(207)	$—	$(207)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(207)
The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(2,237)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$5,280
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $733,067)
Lojas Renner S.A.*	BRL	38,720	$99,680	1.38
MercadoLibre, Inc.*		100	233,085	3.23
Raia Drogasil S.A.	BRL	25,100	87,748	1.22
Rede D’Or Sao Luiz S.A.*,2	BRL	28,700	161,929	2.25
TOTVS S.A.*	BRL	21,200	140,533	1.95
XP, Inc., Class A		7,500	120,750	1.67
			843,725	11.70
Hungary (Cost $129,069)
Wizz Air Holdings PLC*,2	GBP	6,389	140,317	1.95
			140,317	1.95
India (Cost $1,247,303)
Apollo Hospitals Enterprise Ltd.	INR	2,323	191,926	2.66
Axis Bank Ltd. GDR (Registered)		3,131	219,820	3.05
Cipla Ltd.	INR	6,380	117,309	1.63
HDFC Bank Ltd. ADR		5,256	382,059	5.30
Indian Energy Exchange Ltd.[2]	INR	17,924	40,441	0.56
InterGlobe Aviation Ltd.*,2	INR	1,414	87,957	1.22
International Gemmological Institute India Ltd.	INR	21,621	88,943	1.23
Marico Ltd.	INR	11,158	93,904	1.30
PB Fintech Ltd.*	INR	5,137	98,883	1.37
			1,321,242	18.32
Indonesia (Cost $416,381)
Bank Mandiri Persero Tbk PT	IDR	763,300	225,624	3.13
Grab Holdings Ltd., Class A*		35,500	173,240	2.40
			398,864	5.53
Kazakhstan (Cost $304,948)
Kaspi.KZ JSC ADR (Registered)		2,619	230,184	3.19
			230,184	3.19
Malaysia (Cost $156,145)
My EG Services Bhd.	MYR	660,200	137,267	1.90
			137,267	1.90
Mexico (Cost $616,146)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,021	107,522	1.49
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	55,400	65,117	0.90
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		800	71,176	0.99
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	MXN	8,135	165,168	2.29
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	18,300	157,258	2.18
Wal-Mart de Mexico S.A.B. de C.V.	MXN	27,900	88,421	1.23
			654,662	9.08
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Poland (Cost $105,647)
LPP S.A.	PLN	26	$106,905	1.48
			106,905	1.48
Saudi Arabia (Cost $78,894)
United International Transportation Co.	SAR	3,407	67,153	0.93
			67,153	0.93
South Africa (Cost $89,946)
Boxer Retail Ltd.*	ZAR	26,390	98,428	1.36
			98,428	1.36
South Korea (Cost $958,642)
Classys, Inc.	KRW	2,576	116,780	1.62
DB Insurance Co. Ltd.	KRW	1,923	123,539	1.71
Eugene Technology Co. Ltd.	KRW	2,063	49,567	0.69
Hansol Chemical Co. Ltd.	KRW	1,495	122,000	1.69
KoMiCo Ltd.	KRW	1,660	69,406	0.96
SK Hynix, Inc.	KRW	1,415	177,804	2.47
SK Square Co. Ltd.*	KRW	2,818	176,745	2.45
			835,841	11.59
Taiwan (Cost $1,827,068)
Alchip Technologies Ltd.	TWD	444	29,651	0.41
Chroma ATE, Inc.	TWD	7,000	64,228	0.89
Delta Electronics, Inc.	TWD	2,931	30,676	0.43
E Ink Holdings, Inc.	TWD	32,000	223,104	3.09
Gudeng Precision Industrial Co. Ltd.	TWD	10,000	115,234	1.60
Kinik Co.	TWD	10,000	76,448	1.06
Lotes Co. Ltd.	TWD	2,000	78,539	1.09
MediaTek, Inc.	TWD	4,000	169,504	2.35
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	34,000	969,210	13.44
			1,756,594	24.36
United Arab Emirates (Cost $318,354)
Abu Dhabi Islamic Bank PJSC	AED	31,202	155,512	2.16
Aldar Properties PJSC	AED	46,507	104,708	1.45
Talabat Holding PLC*	AED	340,042	130,675	1.81
			390,895	5.42
Total Common Stocks (Cost $6,981,610)			6,982,077	96.81
Total Investments (Total Cost $6,981,610)			6,982,077	96.81
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			230,258	3.19
Net Assets			$7,212,335	100.00

*	Non-income producing security.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of April 30, 2025, these securities had a total value of $430,644 or 5.97% of net assets.
Percentages shown are based on net assets.
At April 30, 2025, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	7.9%
Consumer Staples	6.6
Financials	24.3
Health Care	9.1
Industrials	16.4
Information Technology	29.4
Materials	1.7
Real Estate	1.4
Total Investments	96.8
Other Assets Less Liabilities	3.2
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of April 30, 2025 (Unaudited)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ex China Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$843,725	$—	$—	$843,725
Hungary	—	140,317	—	140,317
India	382,059	939,183	—	1,321,242
Indonesia	173,240	225,624	—	398,864
Kazakhstan	230,184	—	—	230,184
Malaysia	—	137,267	—	137,267
Mexico	654,662	—	—	654,662
Poland	—	106,905	—	106,905
Saudi Arabia	—	67,153	—	67,153
South Africa	—	98,428	—	98,428
South Korea	—	835,841	—	835,841
Taiwan	—	1,756,594	—	1,756,594
United Arab Emirates	—	390,895	—	390,895
Total Common Stock	2,283,870	4,698,207	—	6,982,077
Total Investments	$2,283,870	$4,698,207	$—	$6,982,077
The following is a summary of the fair values of the Fund’s derivative instruments*:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(163)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS
As of April 30, 2025 (Unaudited)

1.    Organization
Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes eleven funds as of April 30, 2025, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Equity ex China Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.
Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”).  Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager.  The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.
Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.
The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.
2.    Significant accounting policies
The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:
(a) Basis of preparation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

(c) Determination of the Net Asset Value
The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.
(d) Investment valuation
For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.
Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.
The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.
Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(e) Investment transactions, income and expenses
Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.
Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.
(f) Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

(g) Inflation Index Securities
Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2025, all inflation-indexed bonds were shown on the Schedule of Investments with their stated coupon rate.
(h) Credit-Linked Notes
Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.
3.    Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.
Counterparty and Third Party Risk
Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Credit Risk
The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.
Market Risk
The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.
Derivative financial instruments may result in off-balance sheet market and credit risk.  If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

In addition, wars, terrorism, environmental and public health risks, and other geopolitical events may contribute to instability in world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and a substantial economic downturn in economies throughout the world. Other epidemics and pandemics that may arise in the future could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.
On February 24, 2022, the Russian government invaded Ukraine, resulting in sanctions imposed upon various Russian entities and persons by the US and other governments. The Funds may invest in securities and instruments that are economically tied to Russia. Such investments may be negatively impacted by such sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The reductions in liquidity in investments tied to Russia may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments tied to Russia that the Fund may no longer seek to hold. Ashmore will continue to actively manage these positions in the best interests of the Funds and their shareholders.
Foreign/Emerging Markets Risks
Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.
4.    Fair value measurements
U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment.  This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk.
Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.
Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.
Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.
5.    Capital share transactions
Transactions in Class A shares for the period ended April 30, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	13,267	$64,289	5,415	$26,361	(45,826)	$(223,179)	(27,144)	$(132,529)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	577	3,480	(9)	(58)	568	3,422
Ashmore Emerging Markets Corporate Income Fund	8,635	47,848	13,154	72,453	(84,161)	(464,716)	(62,372)	(344,415)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	3,246	$16,020	6,033	$29,406	(57,952)	$(282,678)	(48,673)	$(237,252)
Ashmore Emerging Markets Active Equity Fund	153	1,226	82	634	(256)	(1,960)	(21)	(100)
Ashmore Emerging Markets Small-Cap Equity Fund	316	4,291	184	2,513	(5,419)	(72,579)	(4,919)	(65,775)
Ashmore Emerging Markets Frontier Equity Fund	140,113	1,527,327	713	7,751	(125,993)	(1,372,525)	14,833	162,553
Ashmore Emerging Markets Equity Fund	352,873	4,000,837	9,126	102,300	(599,549)	(6,684,853)	(237,550)	(2,581,716)
Ashmore Emerging Markets Equity ESG Fund	—	—	—*	3	—	—	—	3
Ashmore Emerging Markets Debt Fund	—	—	2	19	—	—	2	19
Ashmore Emerging Markets Equity ex China Fund	—	—	1	2	—	—	1	2

*	Amount rounds to less than 0.5 shares.
Transactions in Class C shares for the period ended April 30, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	59	$287	2,264	$10,979	(41,441)	$(199,845)	(39,118)	$(188,579)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	18	107	—	—	18	107

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	118	$648	4,592	$25,209	(55,620)	$(305,370)	(50,910)	$(279,513)
Ashmore Emerging Markets Short Duration Fund	—	—	389	1,807	—	—	389	1,807
Ashmore Emerging Markets Active Equity Fund	—	—	2	15	—	—	2	15
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	6	87	—	—	6	87
Ashmore Emerging Markets Frontier Equity Fund	8,924	91,436	11	112	(3,949)	(40,499)	4,986	51,049
Ashmore Emerging Markets Equity Fund	—	—	16	165	—	—	16	165
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Debt Fund	—	—	2	16	—	—	2	16
Ashmore Emerging Markets Equity ex China Fund	—	—	—*	2	—	—	—*	2

*	Amount rounds to less than 0.5 shares.
Transactions in Institutional Class shares for the period ended April 30, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	693,103	$3,433,471	404,585	$1,999,538	(4,343,602)	$(21,485,060)	(3,245,914)	$(16,052,051)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Local Currency Bond Fund	—	$—	23,175	$147,856	(47,830)	$(311,961)	(24,655)	$(164,105)
Ashmore Emerging Markets Corporate Income Fund	25,717	147,078	104,066	597,583	(1,026,243)	(5,893,157)	(896,460)	(5,148,496)
Ashmore Emerging Markets Short Duration Fund	298,679	1,442,333	17,059	81,661	(176,963)	(851,092)	138,775	672,902
Ashmore Emerging Markets Active Equity Fund	594	5,057	31,321	245,563	(97)	(764)	31,818	249,856
Ashmore Emerging Markets Small-Cap Equity Fund	11,019	193,628	637	11,380	(286,997)	(5,090,593)	(275,341)	(4,885,585)
Ashmore Emerging Markets Frontier Equity Fund	1,191,058	14,980,166	22,645	289,169	(1,221,929)	(15,173,136)	(8,226)	96,199
Ashmore Emerging Markets Equity Fund	2,963,195	32,412,071	36,723	396,247	(2,299,087)	(24,942,491)	700,831	7,865,827
Ashmore Emerging Markets Equity ESG Fund	—	—	4,115	43,573	—	—	4,115	43,573
Ashmore Emerging Markets Debt Fund	—	—	45,738	380,931	—	—	45,738	380,931
Ashmore Emerging Markets Equity ex China Fund	—	—	2,628	24,910	—	—	2,628	24,910

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Transactions in Class A shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	33,071	$160,696	12,473	$60,664	(62,850)	$(309,210)	(17,306)	$(87,850)
Ashmore Emerging Markets Local Currency Bond Fund	1	5	1,285	8,105	(157,476)	(976,065)	(156,190)	(967,955)
Ashmore Emerging Markets Corporate Income Fund	28,413	153,156	27,911	150,866	(243,709)	(1,320,628)	(187,385)	(1,016,606)
Ashmore Emerging Markets Short Duration Fund	137,924	653,710	75,781	356,003	(1,638,684)	(7,717,764)	(1,424,979)	(6,708,051)
Ashmore Emerging Markets Active Equity Fund	42	310	47	362	(1,209)	(9,177)	(1,120)	(8,505)
Ashmore Emerging Markets Small-Cap Equity Fund	1,645	23,192	235	2,973	(11,367)	(151,179)	(9,487)	(125,014)
Ashmore Emerging Markets Frontier Equity Fund	137,145	1,433,890	5,930	58,887	(119,807)	(1,258,047)	23,268	234,730
Ashmore Emerging Markets Equity Fund	2,856,839	30,418,302	544	6,161	(226,644)	(2,569,664)	2,630,739	27,854,799
Ashmore Emerging Markets Equity ESG Fund	—	—	—*	—	—	—	—	—
Ashmore Emerging Markets Debt Fund	—	—	5	39	—	—	5	39
Ashmore Emerging Markets Equity ex China Fund	74	745	—	2	—	—	74	747

*	Amount rounds to less than 0.5 shares.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Transactions in Class C shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	942	$4,533	6,248	$30,251	(65,149)	$(316,172)	(57,959)	$(281,388)
Ashmore Emerging Markets Local Currency Bond Fund	576	3,678	30	180	—	—	606	3,858
Ashmore Emerging Markets Corporate Income Fund	335	1,803	11,339	61,053	(85,481)	(460,528)	(73,807)	(397,672)
Ashmore Emerging Markets Short Duration Fund	1	93	1,982	8,909	(14,130)	(65,207)	(12,147)	(56,205)
Ashmore Emerging Markets Active Equity Fund	—	—	1	4	—	—	1	4
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Frontier Equity Fund	3,977	38,544	161	1,531	(4,063)	(36,419)	75	3,656
Ashmore Emerging Markets Equity Fund	—	—	2	20	(1,877)	(17,085)	(1,875)	(17,065)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Debt Fund	—	—	4	33	—	—	4	33
Ashmore Emerging Markets Equity ex China Fund	73	730	—	1	—	—	73	731

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Transactions in Institutional Class shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	3,850,163	$18,771,257	1,852,324	$9,146,855	(84,718,969)	$(421,407,417)	(79,016,482)	$(393,489,305)
Ashmore Emerging Markets Local Currency Bond Fund	139,074	949,517	59,196	393,699	(235,446)	(1,582,351)	(37,176)	(239,135)
Ashmore Emerging Markets Corporate Income Fund	657,843	3,749,548	462,068	2,595,654	(9,754,333)	(55,230,237)	(8,634,422)	(48,885,035)
Ashmore Emerging Markets Short Duration Fund	9,519	44,344	70,499	326,110	(4,773,319)	(22,030,420)	(4,693,301)	(21,659,966)
Ashmore Emerging Markets Active Equity Fund	42,950	308,655	22,678	173,389	(822,709)	(6,201,926)	(757,081)	(5,719,882)
Ashmore Emerging Markets Small-Cap Equity Fund	4,088	69,290	2,358	38,787	(28,278)	(485,218)	(21,832)	(377,141)
Ashmore Emerging Markets Frontier Equity Fund	1,266,171	14,882,788	160,965	1,874,860	(935,278)	(10,448,490)	491,858	6,309,158
Ashmore Emerging Markets Equity Fund	7,514,879	78,339,624	15,487	163,981	(6,163,775)	(62,780,555)	1,366,591	15,723,050
Ashmore Emerging Markets Equity ESG Fund	—	—	464	4,411	—	—	464	4,411
Ashmore Emerging Markets Debt Fund	—	—	96,710	795,345	—	—	96,710	795,345
Ashmore Emerging Markets Equity ex China Fund	748,244	7,482,440	1,758	18,297	—	—	750,002	7,500,737

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Capital shares
Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.
6.    Investment transactions
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding derivatives and short-term investments) for the Funds were as follows:
Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$10,491,976	$28,052,137
Ashmore Emerging Markets Local Currency Bond Fund	1,453,663	1,622,582
Ashmore Emerging Markets Corporate Income Fund	8,070,667	13,831,213
Ashmore Emerging Markets Short Duration Fund	8,270,491	8,643,376
Ashmore Emerging Markets Active Equity Fund	18,162,250	17,271,171
Ashmore Emerging Markets Small-Cap Equity Fund	2,275,451	7,167,430
Ashmore Emerging Markets Frontier Equity Fund	39,062,817	39,348,097
Ashmore Emerging Markets Equity Fund	57,844,174	51,384,085
Ashmore Emerging Markets Equity ESG Fund	2,994,784	2,865,291
Ashmore Emerging Markets Debt Fund	1,216,477	1,372,990
Ashmore Emerging Markets Equity ex China Fund	2,315,663	2,337,499
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recharacterization of income recognition on investments in PFICs.  At April 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$2,905,715	$(32,768,413)	$(29,862,698)	$105,978,175
Ashmore Emerging Markets Local Currency Bond Fund	278,702	(420,919)	(142,217)	9,200,905
Ashmore Emerging Markets Corporate Income Fund	210,272	(20,965,378)	(20,755,106)	41,109,951
Ashmore Emerging Markets Short Duration Fund	595,974	(24,241,853)	(23,645,879)	56,523,713
Ashmore Emerging Markets Active Equity Fund	1,413,826	(951,879)	461,947	20,861,853
Ashmore Emerging Markets Small-Cap Equity Fund	282,665	(382,917)	(100,252)	5,029,760
Ashmore Emerging Markets Frontier Equity Fund	10,718,611	(2,926,114)	7,792,497	80,065,402
Ashmore Emerging Markets Equity Fund	14,044,696	(6,524,766)	7,519,930	155,010,493
Ashmore Emerging Markets Equity ESG Fund	1,988,568	(427,460)	1,561,108	10,835,602

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Debt Fund	$599,097	$(868,643)	$(269,546)	$19,394,820
Ashmore Emerging Markets Equity ex China Fund	412,037	(434,997)	(22,960)	7,005,037
7.    Federal income taxes
No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.
For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.  The reclassifications have no impact on the net assets of the Funds. As a result, the following reclassifications were made to the October 31, 2024 Statements of Assets and Liabilities:
Fund	Paid in Capital	Distributable earnings/ (Accumulated loss)
Ashmore Emerging Markets Total Return Fund	$(3,095,765)	$3,095,765
Ashmore Emerging Markets Small-Cap Equity Fund	(43,026)	43,026
Ashmore Emerging Markets Frontier Equity Fund	(92,731)	92,731
Ashmore Emerging Markets Equity ESG Fund	29	(29)
Ashmore Emerging Markets Debt Fund	(7,603)	7,603
Ashmore Emerging Markets Equity ex China Fund	(1,036)	1,036
The following Funds have available capital loss carryforwards for which there is no expiration date:
Fund	Short-Term Capital Loss Carryforward at October 31, 2024	Long-Term Capital Loss Carryforward at October 31, 2024
Ashmore Emerging Markets Total Return Fund	$(48,848,575)	$(394,130,604)
Ashmore Emerging Markets Local Currency Bond Fund	—	(1,136,174)
Ashmore Emerging Markets Corporate Income Fund	(28,829,757)	(113,963,248)
Ashmore Emerging Markets Short Duration Fund	(105,040,655)	(279,631,683)
Ashmore Emerging Markets Active Equity Fund	(11,780,602)	(9,651,215)
Ashmore Emerging Markets Small-Cap Equity Fund	—	(2,648,448)
Ashmore Emerging Markets Frontier Equity Fund	(706,995)	—
Ashmore Emerging Markets Equity Fund	(2,575,322)	(6,917,237)
Ashmore Emerging Markets Equity ESG Fund	(334,732)	(443,994)
Ashmore Emerging Markets Debt Fund	(519,747)	(2,937,466)
Ashmore Emerging Markets Equity ex China Fund	(45,570)	—
During the fiscal year ended October 31, 2024, the Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Frontier Equity Fund utilized $4,035,103, $705,351, $207,170, and $6,727,944, respectively, in capital loss carryforwards.
The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
As of October 31, 2024, the components of distributable taxable earnings, including temporary differences were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(444,268,519)	$(29,648,796)	$(473,917,315)
Ashmore Emerging Markets Local Currency Bond Fund	214,061	—	(1,139,096)	(355,846)	(1,280,881)
Ashmore Emerging Markets Corporate Income Fund	67,907	—	(143,587,556)	(21,020,862)	(164,540,511)
Ashmore Emerging Markets Short Duration Fund	144,263	—	(386,220,875)	(23,719,385)	(409,795,997)
Ashmore Emerging Markets Active Equity Fund	298,645	—	(21,431,817)	1,579,902	(19,553,270)
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(2,648,448)	(157,280)	(2,805,728)
Ashmore Emerging Markets Frontier Equity Fund	—	—	(709,054)	10,902,754	10,193,700
Ashmore Emerging Markets Equity Fund	524,995	—	(9,492,567)	8,989,533	21,961
Ashmore Emerging Markets Equity ESG Fund	48,568	—	(785,454)	1,638,243	901,357
Ashmore Emerging Markets Debt Fund	—	—	(3,470,656)	221,026	(3,249,630)
Ashmore Emerging Markets Equity ex China Fund	12,962	—	(52,970)	(19,688)	(59,696)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

The taxable character of distributions paid during the fiscal year ended October 31, 2024, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$7,710,737	$—	$—	$3,095,765	$10,806,502
Ashmore Emerging Markets Local Currency Bond Fund	584,546	—	—	—	584,546
Ashmore Emerging Markets Corporate Income Fund	3,096,789	—	—	—	3,096,789
Ashmore Emerging Markets Short Duration Fund	2,377,976	—	—	—	2,377,976
Ashmore Emerging Markets Active Equity Fund	238,888	—	—	—	238,888
Ashmore Emerging Markets Small-Cap Equity Fund	56,098	—	—	—	56,098
Ashmore Emerging Markets Frontier Equity Fund	1,952,942	—	—	92,731	2,045,673
Ashmore Emerging Markets Equity Fund	265,711	—	—	—	265,711
Ashmore Emerging Markets Equity ESG Fund	6,302	—	—	—	6,302
Ashmore Emerging Markets Debt Fund	1,126,430	—	—	—	1,126,430
Ashmore Emerging Markets Equity ex China Fund	26,143	—	—	—	26,143
8.    Distributions to shareholders
The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Debt Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Equity ex China Fund declare and pay distributions of their net investment income at least quarterly.
Distributions of net realized capital gains, if any, are declared and paid at least annually.  The Funds may also make a special distribution to comply with federal tax requirements.  Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards.  Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Examples of characterization differences include the treatment of foreign currency transactions and swap transactions.  As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP.  In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 7 for further details.
9.    Derivative instruments and hedging activities
FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.
In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC  eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.
The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows.  The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.
(a) Forward foreign currency exchange contracts
A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.
During the period ended April 30, 2025, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Debt Fund had average quarterly contract notional exposures of $46,159,432, $7,800,918, $340,946, $221,788 and $97,500, respectively, related to forward foreign currency exchange contracts.
(b) Futures contracts
Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in United States Dollars of a foreign currency.
The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities.  Risks may arise from the potential inability of a counterparty to meet the terms of the contract.
Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.
At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral initial margin with the broker, as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract.  Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.  This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation/(depreciation) on futures contracts in the Statement of Operations.
During the period ended April 30, 2025, the Ashmore Emerging Markets Corporate Income Fund had average quarterly contract notional exposure of $2,230,563 related to futures contracts.
(c) Swap Agreements
During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur.  Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

During the period ended April 30, 2025, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $12,868,137 and $3,263,139, respectively, related to interest rate swap agreements.
The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.
Offsetting of Financial Assets and Derivative Assets as of April 30, 2025:
Over-the-Counter Financial Derivative Instruments:
Forward Currency Contracts and Interest Rate Swap Contracts
Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$86,883	$(12,060)	$—	$74,823
BNP Paribas	2,083	(2,083)	—	—
Citibank	88,264	(38,037)	(50,227)	—
Deutsche Bank	49,286	(7,757)	—	41,529
HSBC Bank	34,854	(34,854)	—	—
JPMorgan Chase	3,676	—	—	3,676
Merrill Lynch	121,510	(73,696)	—	47,814
Morgan Stanley	47,988	(47,988)	—	—
Santander	1,106	(609)	—	497
Societe Generale	7,795	—	—	7,795
State Street	1,373	(1,373)	—	—
UBS	2	(2)	—	—
Total	$444,820	$(218,459)	$(50,227)	$176,134

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$12,060	$(12,060)	$—	$—
BNP Paribas	34,202	(2,083)	—	32,119
Citibank	38,037	(38,037)	—	—
Deutsche Bank	7,757	(7,757)	—	—
HSBC Bank	35,294	(34,854)	(440)	—
Merrill Lynch	73,696	(73,696)	—	—
Morgan Stanley	49,616	(47,988)	—	1,628

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Northern Trust	$737	$—	$—	$737
Santander	609	(609)	—	—
State Street	8,438	(1,373)	—	7,065
UBS	2,416	(2)	—	2,414
Total	$262,862	$(218,459)	$(440)	$43,963

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$17,024	$(2,319)	$—	$14,705
BNP Paribas	14,814	(4,478)	—	10,336
Citibank	9,740	(7,786)	—	1,954
Deutsche Bank	5,086	(605)	—	4,481
HSBC Bank	4,907	(4,907)	—	—
JPMorgan Chase	383	—	—	383
Merrill Lynch	9,023	(9,023)	—	—
Morgan Stanley	8,625	(8,625)	—	—
UBS	4	—	—	4
Total	$69,606	$(37,743)	$ —	$31,863

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$2,319	$(2,319)	$—	$—
BNP Paribas	4,478	(4,478)	—	—
Citibank	7,786	(7,786)	—	—
Deutsche Bank	605	(605)	—	—
Goldman Sachs	61	—	—	61
HSBC Bank	11,199	(4,907)	(2,229)	4,063
Merrill Lynch	16,536	(9,023)	—	7,513
Morgan Stanley	10,511	(8,625)	—	1,886
Santander	155	—	—	155
Societe Generale	228	—	—	228
Total	$53,878	$(37,743)	$(2,229)	$13,906

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$11,750	$—	$—	$11,750
Total	$11,750	$ —	$ —	$11,750

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Citibank	$207	$—	$—	$207
Total	$207	$ —	$ —	$207
10.  Related parties
Investment management fees
The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:
Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%
Ashmore Emerging Markets Corporate Income Fund	0.85%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.25%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%
Ashmore Emerging Markets Equity ESG Fund	1.00%
Ashmore Emerging Markets Debt Fund	0.65%
Ashmore Emerging Markets Equity ex China Fund	1.00%
The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

arrangement is expected to continue until at least February 28, 2026. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2026 only by the Board of Trustees.
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.52%	2.27%	1.27%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Debt Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Equity ex China Fund	1.27%	2.02%	1.02%
Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:
Fund	2025	2026	2027	2028	Total
Ashmore Emerging Markets Total Return Fund	$1,119,411	$1,023,234	$517,877	$204,257	$2,864,779
Ashmore Emerging Markets Local Currency Bond Fund	121,907	168,860	185,864	88,385	565,016
Ashmore Emerging Markets Corporate Income Fund	345,989	276,983	276,748	101,907	1,001,627
Ashmore Emerging Markets Short Duration Fund	216,728	228,856	188,214	94,456	728,254
Ashmore Emerging Markets Active Equity Fund	220,507	266,050	231,944	90,683	809,184

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fund	2025	2026	2027	2028	Total
Ashmore Emerging Markets Small-Cap Equity Fund	$110,918	$150,305	$171,299	$68,763	$501,285
Ashmore Emerging Markets Frontier Equity Fund	342,706	355,358	392,343	211,281	1,301,688
Ashmore Emerging Markets Equity Fund	280,776	412,520	595,599	266,285	1,555,180
Ashmore Emerging Markets Equity ESG Fund	110,142	121,592	139,987	60,958	432,679
Ashmore Emerging Markets Debt Fund	86,233	103,221	170,055	61,655	421,164
Ashmore Emerging Markets Equity ex China Fund	N/A	N/A	98,966	121,694	220,660
Distribution and Servicing fees
The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%
Cross Trades
The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

During the period ended April 30, 2025, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.
Affiliated Ownership
As of April 30, 2025, Ashmore Management Company Limited owned the following percentages of the outstanding shares of each Fund:
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	22.70%	97.52%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	97.45%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Debt Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Equity ex China Fund	100.00%	100.00%	100.00%
In addition to the Ashmore Management Company Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:
Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	6	28.96%, 25.39%, 15.49%, 8.99%, 8.58%, 7.26%
	Class C	3	84.86%, 7.79%, 5.02%
	Institutional Class	4	47.05%, 15.13%, 14.86%, 10.21%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	57.30%, 33.54%, 7.99%
	Class C	1	77.30%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	35.89%, 22.69%, 14.73%, 14.72%, 7.96%
	Class C	3	77.74%, 8.41%, 8.05%
	Institutional Class	6	24.04%, 18.53%, 14.70%, 11.44%, 10.00%, 5.60%
Ashmore Emerging Markets Short Duration Fund	Class A	3	60.67%, 33.19%, 5.15%
	Class C	3	62.08%, 26.68%, 11.23%
	Institutional Class	3	83.02%, 7.85%, 5.56%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of April 30, 2025(Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Active Equity Fund	Class A	2	78.34%, 21.64%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	4	42.12%, 37.53%, 6.02%, 5.64%
	Class C	2	61.92%, 38.08%
	Institutional Class	4	54.80%, 18.32%, 10.58%, 10.35%
Ashmore Emerging Markets Frontier Equity Fund	Class A	3	63.47%, 24.34%, 5.97%
	Class C	3	80.77%, 10.40%, 6.31%
	Institutional Class	3	39.98%, 26.85%, 21.22%
Ashmore Emerging Markets Equity Fund	Class A	2	70.08%, 29.52%
	Class C	4	55.50%, 22.89%, 8.47%, 8.18%
	Institutional Class	2	56.02%, 25.79%
11.  Commitments
In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.
12.  Operating Segments
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The senior management (including the investment committee) for the adviser of the Funds serve as the CODM. Each Fund operates as a single operating segment, with the income, expenses, assets, changes in net assets resulting from operations and performance regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
13.  Subsequent events
The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED)
REMUNERATION DISCLOSURE
Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its asset under management was approximately US$1.7 billion at June, 30 2024. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.
AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.
Executive directors, members of the investment team, and indeed all other employees, participate in a single incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.
The policy includes:
–	–	A capped basic salary to contain the fixed cost base;
–	–	An aggregate cap on the total variable compensation for Executive Directors including any awards made under Ashmore’s share plan, currently set at £20m; and
–	–	A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), with the Executive Directors LTIP awards also being subject to additional performance conditions measured over five years.
AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:
https://ir.ashmoregroup.com/corporate-governance.
Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.
The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)
REMUNERATION DISCLOSURE (CONTINUED)
Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.
The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.
The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2024 was as follows:
Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	17	£44,948	£6,928	£51,876
Ashmore Emerging Markets Local Currency Bond Fund	16	53,517	4,091	57,608
Ashmore Emerging Markets Corporate Income Fund	16	15,893	2,718	18,611
Ashmore Emerging Markets Short Duration Fund	16	11,975	2,048	14,023
Ashmore Emerging Markets Active Equity Fund	17	17,021	3,382	20,403
Ashmore Emerging Markets Small-Cap Equity Fund	17	7,899	1,569	9,468
Ashmore Emerging Markets Frontier Equity Fund	17	58,729	11,669	70,398
Ashmore Emerging Markets Equity Fund	17	105,551	20,973	126,524
Ashmore Emerging Markets Equity ESG Fund	17	9,189	1,826	11,015
Ashmore Emerging Markets Debt Fund	16	7,121	1,086	8,207
Ashmore Emerging Markets Equity ex China Fund	17	5,740	1,141	6,881
Total AIAL	21	£813,679	£135,853	£949,532
All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ADVISORY AGREEMENT APPROVAL
At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 19, 2025, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund, and Ashmore Emerging Markets Equity ESG Fund (each series, a “Fund,” and collectively, the “Funds”).
In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.
Among the information and factors considered by the Board in evaluating the Agreement were the following:
NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES
The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.
AIAL’s Services to All Funds
The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.
The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity and derivatives risk management programs. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.
Investment Performance
In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2024 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Short Duration Fund and for the one-, three- and five-year periods ended December 31, 2024 for Ashmore Emerging Markets Active Equity Fund. The Board also received performance information for Institutional Shares for the one- and three-years period ended December 31, 2024 for Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Equity ESG Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.
Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked first out of eight, eighth out of eight, eighth out of eight and fifth out of seven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the first, fourth, fourth and second quartiles (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Debt Fund. The Board noted that the Ashmore Emerging Markets Debt Fund’s performance ranked eleventh out of twelve and tenth out of twelve in its peer group for the one- and three-year periods ended December 31, 2024, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same two periods.
Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked first out of nine, eight out of nine, ninth out of nine and seventh out of eight in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the first, fourth, fourth and fourth quartiles (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked sixth out of fourteen, fifth out of thirteen, second out of ten, and first out of eight in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the second, third, second and first quartiles (first being the best) in its larger performance universe for the same four periods.
Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked fourth out of fourteen and seventh out of twelve in its peer group for the one- and three-year periods ended December 31, 2024, while ranking in the first and third quartiles (first being the best) in its larger performance universe for the same two periods.
Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked first out of four, first out of four, first out of four, and first out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the first quartile (first being the best) in its performance universe for the same four periods.
Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked tenth out of thirteen, ninth out of thirteen, ninth out of thirteen and seventh out of eleven in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the third quartile (first being the best) in its performance universe for the same four periods.
Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked sixth out of twelve, tenth out of twelve, fourth out of twelve, and fourth out of ten in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the second, third, second, and second quartiles (first being the best) in its performance universe for the same four periods.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked fourth out of fourteen, fifth out of thirteen and seventh out of ten in its peer group for the one-, three- and five-year periods ended December 31, 2024, respectively, while ranking in the first, second, and third quartiles (first being the best) in its larger performance universe for the same three periods.
Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked thirteenth out of fourteen, thirteenth out of thirteen, thirteenth out of thirteen and ninth out of nine in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.
The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.
INVESTMENT MANAGEMENT FEES AND COST OF SERVICES
The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2026. The Board also considered recent changes to the Funds’ expense limitation arrangements that were effective as of November 1, 2024.
The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Corporate Income Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.
In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.
In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.
ECONOMIES OF SCALE
The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were approximately $480 million as of December 31, 2024. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.
The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

ASHMORE FUNDS
OTHER INFORMATION

Administrator, Custodian and Transfer Agent
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
312-630-6000
Investment Manager
Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
United Kingdom
44-20-3077-6000
Independent Registered Public Accounting Firm
KPMG LLP
Aon Center
Suite 5500
200 East Randolph Street
Chicago, Illinois 60601-6436
Distributor
Ashmore Investment Management (US) Corporation
437 Madison Avenue
Suite 1904
New York, New York 10022
212-661-0061
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
617-951-7000
Independent Trustees’ Counsel
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
617-728-7100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for this reporting period.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date:  June 27, 2025

By	/s/ Taurai Sigauke
Taurai Sigauke, Treasurer
(Principal Financial and Accounting Officer)

Date:  June 27, 2025